A      N      N      U      A      L         R      E      P      O      R     T
      D   E   C   E   M   B   E   R        3   1   ,        1   9   9   5

                 ---------------------------------------------

                                   WRL SERIES
                                   FUND, INC.
                 ---------------------------------------------



       February 1996
       ACC00001-A (2/96)

--------------------------------------------------------------------------------
 T     A     B     L     E     O     F     C     O    N    T    E    N    T    S
--------------------------------------------------------------------------------

                                                                   PAGE
            Chairman's Letter.....................................   1
            Report of Independent Accountants.....................   2
            WRL SERIES FUND, INC.
                Financial Statements:
                     Money Market Portfolio.......................   3
                     Bond Portfolio...............................   8
                     Growth Portfolio.............................  13
                     Short-to-Intermediate Government Portfolio...  19
                     Global Portfolio.............................  25
                     Equity-Income Portfolio......................  32
                     Emerging Growth Portfolio....................  39
                     Aggressive Growth Portfolio..................  47
                     Balanced Portfolio...........................  53
                     Utility Portfolio............................  59
                     Tactical Asset Allocation Portfolio..........  65
                Notes to Financial Statements.....................  72

FELLOW CONTRACT AND POLICY OWNERS

(PHOTO)

JOHN R. KENNEY
Chairman of the Board

It's been a wonderful year. Pure and simple.

We've been witness this year to a great financial spectacle. Throughout all of 1995, the markets have seemingly moved in just one direction: up. Stocks thundered higher, propelled by dropping interest rates and the ability of belt-tightened companies to keep profits growing, even as economic growth cooled a bit. The Dow Jones Industrial Average, nearing its 100th year, surged
33% -- the fourth best annual gain in the post-World War II era. Bonds have been no slouch either. With the economy gently slowing, and inflation barely, if at all, stirring, bond prices recovered brilliantly from last year's miserable performance, registering their third best annual total return in 50 years. It has indeed been a banner year.

While it's been fun to watch this magnificent bull market in action, it's been particularly satisfying to have taken part. 1995 is a pointed reminder that the greatest risk in investing may very well lie in not being invested at all and missing out on the long-term rewards that patience -- and professional money management -- can bring. I'm proud of the extraordinary results the WRL Series Fund portfolio managers posted this period and this year. Please take a few minutes and review the personal comments from these outstanding professionals regarding their respective Portfolios and just how they've been investing for the last year. I invite you to evaluate these reports and review the data, including major equity positions and industry weightings. All of this information is intended to provide an insight into what has been some of the industry's finest performances.

After such sensational advances, it's almost a natural instinct for investors to get a little spooked, to fear the markets have "run out of gas" if you will. Can another stunning year lie ahead? Can the economy roll along strongly enough to boost profits while not pushing rates higher? Will the presidential election cycle keep investors on edge much of the year? Who knows. Forecasts are like reading yesterday's newspaper, and often as not the common wisdom is way off -- as it was in 1995.

To be sure, the positives of lower interest rates, expanding profits, and potentially big inflows of foreign capital are all favorable. Still, for ourselves, we aren't making any short-term predictions on what the markets will do in 1996. We're really not worried. We're in it for the long term -- we're investors. Experience has shown us that investing for the long term and not worrying too much about the interim peaks and troughs is the smarter bet. History has also documented the benefits of sticking with a disciplined long-term program of investing.

If it's true that success solicits success, then we're justified in our optimistic outlook for next year and for years after that. The Portfolios of the WRL Series Fund are managed not only with long-term results in mind but long-term relationships as well. Our highest priority remains the safety of the funds you've entrusted to us. We respect your personal task of financial planning and appreciate the opportunity to help.

                                                       Sincerely yours,


                                                       /s/ John R. Kenney
                                                       ---------------------
                                                       John R. Kenney
                                                       Chairman of the Board

WRL SERIES FUND, INC.
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of the WRL Series Fund, Inc.

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, Bond, Growth, Short-To-Intermediate Government, Global, Equity-Income, Emerging Growth, Aggressive Growth, Balanced, Utility, and Tactical Asset Allocation Portfolios (eleven of the portfolios constituting the WRL Series Fund, Inc., hereafter referred to as the "Portfolios") at December 31, 1995, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1996

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                     PRINCIPAL         MARKET
                                       AMOUNT          VALUE
                                    ------------    ------------
CORPORATE OBLIGATIONS (99.93%)
    AUTOMOTIVE (5.83%)
  Ford Motor Co.
    5.75%, due 01/02/96............. $  1,200,000   $  1,199,425
  General Motors Acceptance Corp.
    5.71%, due 01/08/96.............    3,500,000      3,495,004
    BANKING (4.33%)
  Dresdner U.S. Finance, Inc.
    5.78%, due 01/17/96.............    3,500,000      3,489,885
    BEVERAGES (9.90%)
  Coca-Cola Enterprises
    5.70%, due 01/05/96.............    4,000,000      3,996,200
  PepsiCo, Inc.
    5.58%, due 02/09/96.............    4,000,000      3,974,580
    COMPUTER TECHNOLOGY (4.32%)
  CSC Enterprises
    5.75%, due 01/31/96.............    3,500,000      3,482,111
    ELECTRONICS (4.32%)
  General Electric Capital
    Corporation
    5.67%, due 02/02/96.............    3,500,000      3,481,258
    FINANCE (30.91%)
  American Express Co.
    5.50%, due 02/23/96.............    4,000,000      3,966,389
  AVCO Financial
    5.65%, due 01/30/96.............    3,500,000      3,482,972
  Cargill Financial Services Corp.
    5.71%, due 01/09/96.............    3,000,000      2,995,242
  Countrywide Credit Industries,
    Inc.
    5.67%, due 02/02/96.............    4,000,000      3,978,580
  Dean Witter Discover & Company
    5.70%, due 01/26/96.............    3,000,000      2,987,175
  Household International, Inc.
    5.82%, due 01/10/96.............    3,500,000      3,493,776
  Merrill Lynch & Co., Inc.
    5.75%, due 01/12/96.............    4,000,000      3,991,694
    HOUSEHOLD PRODUCTS (4.30%)
  Proctor & Gamble Company
    5.57%, due 03/07/96.............    3,500,000      3,463,176

                                     PRINCIPAL         MARKET
                                       AMOUNT          VALUE
                                    ------------    ------------
CORPORATE OBLIGATIONS (CONTINUED)
    INSURANCE (8.66%)
  Prudential Funding Corp.
    5.80%, due 01/17/96............. $  3,500,000   $  3,489,850
  USAA Capital Corporation
    5.69%, due 01/19/96.............    3,500,000      3,488,936
    MACHINERY (4.95%)
  John Deere Capital Corporation
    5.73%, due 01/18/96.............    4,000,000      3,987,903
    OIL & GAS (8.80%)
  Chevron Oil Finance Co.
    5.55%, due 01/16/96.............    3,600,000      3,590,565
  Texaco, Inc.
    5.68%, due 01/11/96.............    3,500,000      3,493,373
    TELECOMMUNICATIONS (13.61%)
  A T & T Capital Corporation
    5.68%, due 01/22/96.............    3,500,000      3,487,299
  A T & T Capital Corporation
    5.60%, due 01/22/96.............      500,000        498,211
  Bell Atlantic Corp.
    5.80%, due 01/19/96.............    3,500,000      3,488,722
  US West Communications Group
    5.75%, due 01/26/96.............    3,500,000      3,484,906
                                                    ------------
  Total Corporate Obligations
    (cost: $ 80,487,232)............                  80,487,232
                                                    ------------
    Total Investment Securities
    (cost: $ 80,487,232)............                $ 80,487,232
                                                    =============
SUMMARY
  Investments at value..............       99.93%   $ 80,487,232
  Other Assets in
    Excess of Liabilities...........        0.07%         56,440
                                         -------    ------------
  Net Assets........................      100.00%   $ 80,543,672
                                         -------    ------------
                                         -------    ------------

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
YEAR ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets

                                    [GRAPH]

Automotive                        5.83%
Banking                           4.33%
Beverages                         9.90%
Computer Technology               4.32%
Electronics                       4.32%
Finance                          30.91%
Household Products                4.30%
Insurance                         8.66%
Machinery                         4.95%
Oil & Gas                         8.80%
Telecommunications               13.61%
Other                             0.07%


Slower economic growth and low inflation allowed interest rates to fall in 1995, and the bond market rallied. The year ended with the 30-year U.S. Treasury bond yielding 5.96%, down from 7.87% on January 2, 1995, and the one-year U.S. Treasury Bill at 5.13%, down from 7.16%. Yields on the Money Market Portfolio followed a similar path. At this period's end, December 31, 1995, net yield for the Portfolio was 5.4%.

The crosscurrents of economic activity and inflation expectations kept the markets guessing as to which way, and by how much, the Federal Reserve Board
(Fed) would cause interest rates to move. The suspense ended on December 19, 1995, when the Fed lowered its key rates by a quarter of a percentage point. Now the questions are whether and when rates will go down again.

Other current thinking is that the economy is showing enough signs of weakness to justify another Fed action to lower interest rates. We would like to buy one-year securities now, thinking that if we wait, we will have to invest at lower rates. There have been some barriers to executing that strategy, however. Companies have been reluctant to issue one-year debt, thinking they will soon be able to do so at a lower rate. Also, overnight rates are currently higher than one-year rates (an inverted yield curve). So we must be very selective when buying long-term securities to avoid giving up too much yield. Another barrier is a need for near-total liquidity in the Portfolio, since investors are free to withdraw or exchange at any time.

Our strategy is to search for the best values in very short-term securities to receive the benefits of the higher rates in that segment and maintain the Money Market Portfolio's liquidity. This approach has given the Portfolio a weighted average maturity of 26 days as of December 29, 1995. If we find opportunities to do so, we will be lengthening the Portfolio's duration somewhat during the coming months.

(LOGO)
(1)THE JANUS SYMBOL IS A              /s/ Sharon Pichler
   REGISTERED                         ------------------------------
   SERVICE MARK OF JANUS CAPITAL      Sharon Pichler
   CORPORATION                        Money Market Portfolio Manager

An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 0)................................   $           0
  Short-term securities, at amortized cost....      80,487,232
  Cash........................................         100,602
  Receivables:
    Fund shares sold..........................               0
    Securities sold...........................               0
    Interest..................................               0
    Dividends.................................               0
    Other.....................................               0
                                               -----------------
      Total assets............................      80,587,834
                                               -----------------
LIABILITIES:
  Fund shares purchased.......................               0
  Securities purchased........................               0
  Accounts payable and accrued liabilities:
    Custody fees..............................               0
    Investment advisory fees..................          31,438
    Dividends to shareholders.................          11,666
    Other fees................................           1,058
                                               -----------------
      Total liabilities.......................          44,162
                                               -----------------
        Total net assets......................   $  80,543,672
                                               ===================
NET ASSETS:
  Capital stock
    ($ .01 par value 150,000,000
    authorized)...............................   $     805,437
  Additional paid-in capital..................      79,738,235
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)...........................               0
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions.................               0
  Net unrealized appreciation (depreciation)
    on:
    Investment securities.....................               0
                                               -----------------
  Net assets applicable to outstanding
    shares of capital.........................   $  80,543,672
                                               ===================
  Shares outstanding at December 31, 1995.....      80,543,672
                                               ===================
  Net asset value per share...................   $        1.00
                                               ===================

STATEMENT OF OPERATIONS


                                                 YEAR ENDED
INVESTMENT INCOME:                            DECEMBER 31, 1995
  Interest...................................   $  4,942,733
  Dividends..................................              0
                                              ----------------
        Total investment income..............      4,942,733
                                              ----------------
EXPENSES:
  Investment advisory fees...................        422,357
  Printing and shareholder reports...........          9,436
  Custodian fees.............................         28,591
  Legal fees.................................            491
  Auditing and accounting fees...............          7,242
  Directors fees.............................            528
  Other fees.................................              0
                                              ----------------
      Total expenses.........................        468,645
  Less:
    Advisory fee waiver and expense
      reimbursement..........................              0
    Fees paid indirectly.....................          2,450
                                              ----------------
        Net expenses.........................        466,195
                                              ----------------
  Net investment income (loss)...............      4,476,538
                                              ----------------
  Net realized gain (loss) on:
      Investment securities..................              0
                                              ----------------
  Change in unrealized appreciation
    (depreciation) on:
      Investment securities..................              0
                                              ----------------
      Net gain (loss) on investments.........              0
                                              ----------------
  Net increase (decrease) in net assets
    resulting from operations................   $  4,476,538
                                              ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED            YEAR ENDED
                                                                                          DECEMBER 31, 1995     DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)............................................................   $   4,476,538        $   2,545,149
  Net realized gain (loss) on investments.................................................               0                    0
  Change in unrealized appreciation (depreciation) on investments.........................               0                    0
                                                                                          -----------------     -----------------
    Net increase (decrease) in net assets resulting from operations.......................       4,476,538            2,545,149
                                                                                          -----------------     -----------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income...................................................................      (4,476,538)          (2,545,149)
  Net realized gains......................................................................               0                    0
                                                                                          -----------------     -----------------
    Total distributions...................................................................      (4,476,538)          (2,545,149)
                                                                                          -----------------     -----------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares.......................................................     114,390,840          114,696,321
  Dividends and distributions reinvested..................................................       4,476,538            2,545,149
  Cost of shares repurchased..............................................................    (131,404,321)         (69,943,338)
                                                                                          -----------------     -----------------
    Increase (decrease) in net assets from capital shares transactions....................     (12,536,943)          47,298,132
                                                                                          -----------------     -----------------
    Net increase (decrease) in net assets.................................................     (12,536,943)          47,298,132
NET ASSETS:
  Beginning of period.....................................................................      93,080,615           45,782,483
                                                                                          -----------------     -----------------
  End of period...........................................................................   $  80,543,672        $  93,080,615
                                                                                          ===================   ===================
    Undistributed net investment income...................................................   $           0        $           0
                                                                                          ===================   ===================
SHARE ACTIVITY:
  Shares outstanding - beginning of period................................................      93,080,615           45,782,483
                                                                                          -----------------     -----------------
  Shares issued...........................................................................     114,390,840          114,696,321
  Shares issued - reinvestment of dividends and distributions.............................       4,476,538            2,545,149
  Shares redeemed.........................................................................    (131,404,321)         (69,943,338)
                                                                                          -----------------     -----------------
  Increase (decrease) in shares outstanding...............................................     (12,536,943)          47,298,132
                                                                                          -----------------     -----------------
  Shares outstanding - end of period......................................................      80,543,672           93,080,615
                                                                                          ===================   ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                                                 DECEMBER 31
                                               -------------------------------------------------------------------------------
                                                 1995        1994        1993        1992        1991        1990       1989
                                               --------    --------    --------    --------    --------    --------    -------
Net asset value, beginning of period.......... $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
 Income from operations:
   Net investment income (loss)...............      .05         .04         .02         .03         .05         .07        .07
   Net realized and unrealized
     gain (loss) on investments...............      .00         .00         .00         .00         .00         .00        .00
                                               --------    --------    --------    --------    --------    --------    -------
     Total income (loss) from operations......      .05         .04         .02         .03         .05         .07        .07
                                               --------    --------    --------    --------    --------    --------    -------
 Distributions:
   Dividends from net investment income.......     (.05)       (.04)       (.02)       (.03)       (.05)       (.07)      (.07)
   Distributions from net realized gains
     on investments...........................      .00         .00         .00         .00         .00         .00        .00
                                               --------    --------    --------    --------    --------    --------    -------
     Total distributions......................     .(05)       (.04)       (.02)       (.03)       (.05)       (.07)      (.07)
                                               --------    --------    --------    --------    --------    --------    -------
Net asset value, end of period................ $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                               ==========  ==========  ==========  ==========  ==========  ==========  =========
Total return..................................     5.40%       3.44%       2.45%       3.03%       5.25%       7.09%      8.09%
Ratios and supplemental data:
 Net assets at end of period
  (in thousands).............................. $ 80,544    $ 93,081    $ 45,782    $ 45,600    $ 33,695    $ 24,931    $ 6,233
 Ratio of expenses to average net assets......      .56%        .60%        .66%        .70%        .70%        .66%       .70%
 Ratio of net investment income (loss)
   to average net assets......................     5.30%       3.59%       2.41%       2.99%       5.07%       7.09%      7.82%
 Portfolio turnover rate......................      n/a         n/a         n/a         n/a         n/a         n/a        n/a


                                                       1988      1987     1986+
                                                      -------    -----    -----
                                                     <C
Net asset value, beginning of period................  $  1.00    $1.00    $1.00
 Income from operations:
   Net investment income (loss).....................      .05      .04     .01
   Net realized and unrealized
     gain (loss) on investments.....................      .00      .00     .00
                                                      -------    -----    -----
     Total income (loss) from operations............      .05      .04     .01
                                                      -------    -----    -----
 Distributions:
   Dividends from net investment income.............     (.05)    (.04)   (.01 )
   Distributions from net realized gains
     on investments.................................      .00      .00     .00
                                                      -------    -----    -----
     Total distributions............................     (.05)    (.04)   (.01 )
                                                      -------    -----    -----
Net asset value, end of period......................  $  1.00    $1.00    $1.00
                                                      =========  =======  ========
Total return........................................     5.77%    4.56%   1.14%
Ratios and supplemental data:
 Net assets at end of period
  (in thousands)....................................  $ 5,114    $ 582    $101
 Ratio of expenses to average net assets............      .70%     .89%    .12%
 Ratio of net investment income (loss)
   to average net assets............................     6.26%    4.83%   1.14%
 Portfolio turnover rate............................      n/a      n/a     n/a

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 6.

+ The inception of this portfolio was October 2, 1986. The total return is not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                     PRINCIPAL         MARKET
                                       AMOUNT          VALUE
                                    ------------    ------------
U.S. GOVERNMENT OBLIGATIONS (42.80%)
  U.S. Treasury Bonds
    6.88%, due 08/15/25............. $  1,800,000   $  2,029,266
  U.S. Treasury Notes
    7.88%, due 11/15/04.............   23,000,000     26,618,820
  U.S. Treasury Bonds
    7.75%, due 11/30/99.............    1,500,000      1,625,430
  U.S. Treasury Notes
    6.50%, due 05/15/05.............    8,000,000      8,513,520
  U.S. Treasury Bonds
    6.50%, due 08/15/05.............    2,000,000      2,131,020
  U.S. Treasury Notes
    5.88%, due 11/15/05.............      570,000        582,665
                                                    ------------
  Total U.S. Government Obligations
    (cost: $ 37,297,831)............                  41,500,721
                                                    ------------
CORPORATE DEBT SECURITIES (42.70%)
    AEROSPACE (3.25%)
  Raytheon Company
    6.50%, due 07/15/05.............    1,000,000      1,028,750
  Raytheon Company
    7.38%, due 07/15/25.............    2,000,000      2,122,500
    AUTOMOTIVE (2.20%)
  General Motors Corporation
    7.40%, due 09/01/25.............    2,000,000      2,135,000
    BANKING (11.85%)
  BankAmerica Corporation
    7.20%, due 04/15/06.............    2,000,000      2,127,500
  Chemical Banking Corporation
    6.50%, due 01/15/09.............    2,000,000      2,010,000
  NationsBank Corporation
    6.88%, due 02/15/05.............    2,000,000      2,067,500
  NBD Bancorp, Inc.
    7.13%, due 05/15/07.............    3,000,000      3,198,750
  Swiss Bank Corp.
    7.00%, due 10/15/15.............    2,000,000      2,082,500
    BEVERAGES (2.62%)
  Coca-Cola Enterprises, Inc.
    6.75%, due 09/15/23.............    2,500,000      2,540,625
    CHEMICALS (3.45%)
  Witco Corporation
    7.75%, due 04/01/23.............    3,000,000      3,348,750
    FINANCE (6.64%)
  Commercial Credit Corp.
    6.50%, due 06/01/05.............    1,000,000      1,017,500
  Ford Motor Credit Company
    6.75%, due 08/15/08.............    3,500,000      3,613,750
  Texaco Capital, Inc.
    7.50%, due 03/01/43.............      750,000        820,313
  Transamerica Financial Corporation
    6.50%, due 03/15/11.............    1,000,000        982,500

                                     PRINCIPAL         MARKET
                                       AMOUNT          VALUE
                                    ------------    ------------
CORPORATE DEBT SECURITIES (CONTINUED)
    FOODS & FOOD SERVICE (3.25%)
  Hershey Foods
    6.70%, due 10/01/05............. $  3,000,000   $  3,150,000
    HOLDING COMPANIES (2.13%)
  Hanson Overseas BV
    6.75%, due 09/15/05.............    2,000,000      2,070,000
    INSURANCE (2.32%)
  Aegon nv *
    8.00%, due 08/15/06.............    2,000,000      2,252,500
    PHARMACEUTICALS (3.32%)
  Eli Lilly & Company
    7.13%, due 06/01/25.............    3,000,000      3,217,500
    RESTAURANTS (1.67%)
  McDonald's Corporation
    7.38%, due 07/15/33.............    1,500,000      1,621,875
                                                    ------------
  Total Corporate Debt Securities
    (cost: $ 38,645,399)............                  41,407,813
                                                    ------------
SHORT-TERM U.S. GOVERNMENT
  OBLIGATIONS (5.12%)
  Federal Home Loan Bank
    5.40%, due 02/21/96.............    5,000,000      4,960,250
                                                    ------------
  Total Short-Term U.S. Government Obligations
    (cost: $ 4,960,250).............                   4,960,250
                                                    ------------
COMMERCIAL PAPER (8.14%)
  General Electric Capital
    Corporation
    5.90%, due 01/03/96.............    4,000,000      3,997,377
  Household Finance Corp.
    5.70%, due 01/02/96.............    3,900,000      3,898,148
                                                    ------------
  Total Commercial Paper
    (cost: $ 7,895,525).............                   7,895,525
                                                    ------------
    Total Investment Securities
      (cost: $ 88,799,005)..........                $ 95,764,309
                                                    =============
SUMMARY
  Investments at value..............       98.76%   $ 95,764,309
  Other Assets in
    Excess of Liabilities...........        1.24%      1,207,576
                                         -------    ------------
  Net Assets........................      100.00%   $ 96,971,885
                                         -------    ------------
                                         -------    ------------

NOTES TO SCHEDULE OF INVESTMENTS:

   * See footnote 2B to financial statements.

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
BOND PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
YEAR ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets

                                   [GRAPH]



U.S. Government Obligations                        42.80%
Aerospace                                           3.25%
Automotive                                          2.20%
Banking                                            11.85%
Beverages                                           2.62%
Chemicals                                           3.45%
Finance                                             6.64%
Foods & Food Service                                3.25%
Insurance                                           2.32%
Pharmaceuticals                                     3.32%
Short-Term U.S. Government Obligation               5.12%
Commercial Paper                                    8.14%
Other                                               5.04%







1995 proved to be a strong year for the bond market as a sharp decline in interest rates produced an unusual and exciting surge in prices. Unfortunately, the dramatic gains we have just seen do not happen very often. The year will very likely prove to be an anomaly to the upside, just as 1994 has proven to be an anomaly on the downside. This does not mean I'm pessimistic about the bond market in 1996. Far from it. As long as economic growth is moderate and inflation remains at acceptable levels, bonds should generate good returns. But it will be difficult in 1996 to match the results achieved last year.

During the year, the yield on the benchmark 10-year U.S. Treasury bond dropped from 7.82% at year-end 1994 to 6.18% as of September 30, and then to 5.58% at the end of 1995. The 30-year U.S. Treasury yield followed a similar pattern for the same periods, declining from 7.87% to 6.50% to 5.96%. For the year ended December 31, 1995, the Lehman Brothers Government/Corporate Bond Index gained 19.2%. For the same period, the Bond Portfolio returned 22.99%.

I pursued a conservative strategy early in the year, when short-term rates were still rising, the economy was growing vigorously, and higher inflation seemed a significant threat. At the beginning of the year, the Portfolio was positioned defensively, with 26.5% in cash, 22.3% in corporate bonds, and 51.2% in Government bonds.

During the year the economy has gradually weakened. In spite of the 4.2% growth in Gross Domestic Product (GDP) in the third quarter, the fourth quarter will probably come in closer to 2%. Retail sales have been slow, especially during the Christmas season, and the manufacturing sector has softened. The bond market has correctly anticipated a weaker economy, and once again has been ahead of the Federal Reserve Board, which lowered short-term interest rates twice during the year. The last easing happened to occur on December 19, the same week interest rates were lowered in both the German and UK markets, which caused global bond markets to finish on an upstroke. As we ended 1995, the Portfolio was positioned very differently: cash had been reduced to 14.5%, corporate bonds were increased to 42.7%, and Government Bonds were trimmed to 42.8%.

Also, the U.S. bond market has been anticipating a positive outcome of the budget battle in Washington, and any meaningful progress toward balancing the budget has been viewed favorably. The shutdown in government services during the fourth quarter, while frustrating in many areas, no doubt served to boost bond prices.

As we look towards 1996, the economy will probably continue to slow early in the year as weak Christmas sales and the layoff of Federal workers have a flow-through effect. A responsible budget agreement will very likely prove important to the market's performance, so I will monitor developments on that front very closely.

(LOGO)
(1)THE JANUS SYMBOL IS A                 /s/ Ronald V. Speaker
   REGISTERED                            ----------------------
   SERVICE MARK OF JANUS CAPITAL         Ronald V. Speaker
   CORPORATION                           Bond Portfolio Manager

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 75,943,230).......................   $  82,908,534
  Short-term securities, at amortized cost....      12,855,775
  Cash........................................          84,887
  Receivables:
    Fund shares sold..........................               0
    Securities sold...........................               0
    Interest..................................       1,180,693
    Dividends.................................               0
    Other.....................................               0
                                               -----------------
      Total assets............................      97,029,889
                                               -----------------
LIABILITIES:
  Fund shares purchased.......................               0
  Securities purchased........................               0
  Accounts payable and accrued liabilities:
    Custody fees..............................               0
    Investment advisory fees..................          38,148
    Dividends to shareholders.................               0
    Other fees................................          19,856
                                               -----------------
      Total liabilities.......................          58,004
                                               -----------------
        Total net assets......................   $  96,971,885
                                               ===================
NET ASSETS:
  Capital stock
    ($ .01 par value 25,000,000 authorized)...   $      85,474
  Additional paid-in capital..................      97,435,126
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)...........................          17,596
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions.................      (7,531,615)
  Net unrealized appreciation (depreciation)
    on:
    Investment securities.....................       6,965,304
                                               -----------------
  Net assets applicable to outstanding
    shares of capital.........................   $  96,971,885
                                               ===================
  Shares outstanding at December 31, 1995.....       8,547,388
                                               ===================
  Net asset value per share...................   $       11.35
                                               ===================

STATEMENT OF OPERATIONS

                                                  YEAR ENDED
INVESTMENT INCOME:                             DECEMBER 31, 1995
  Interest....................................   $   5,809,135
  Dividends...................................               0
                                                  ------------
        Total investment income...............       5,809,135
                                                  ------------
EXPENSES:
  Investment advisory fees....................         409,862
  Printing and shareholder reports............          24,781
  Custodian fees..............................          29,089
  Legal fees..................................           1,249
  Auditing and accounting fees................           9,224
  Directors fees..............................           1,255
  Other fees..................................          27,503
                                                  ------------
        Total expenses........................         502,963
  Less:
    Advisory fee waiver and expense
      reimbursement...........................               0
    Fees paid indirectly......................           7,648
                                                  ------------
        Net expenses..........................         495,315
                                                  ------------
  Net investment income (loss)................       5,313,820
                                                  ------------
  Net realized gain (loss) on:
      Investment securities...................       2,182,123
  Change in unrealized appreciation
    (depreciation) on:
      Investment securities...................       9,317,232
                                                  ------------
      Net gain (loss) on investments..........      11,499,355
                                                  ------------
  Net increase (decrease) in net assets
    resulting from operations.................   $  16,813,175
                                                  ============

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            YEAR ENDED             YEAR ENDED
                                                                                         DECEMBER 31, 1995     DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)...........................................................   $   5,313,820         $  4,863,317
  Net realized gain (loss) on investments................................................       2,182,123           (9,689,964)
  Change in unrealized appreciation (depreciation) on investments........................       9,317,232           (1,576,688)
                                                                                            ------------          ------------
    Net increase (decrease) in net assets resulting from operations......................      16,813,175           (6,403,335)
                                                                                            ------------          ------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income..................................................................      (5,296,224)          (4,881,503)
  In excess of net investment income.....................................................               0              (23,774)
  Net realized gains.....................................................................               0                    0
                                                                                            ------------          ------------
    Total distributions..................................................................      (5,296,224)          (4,905,277)
                                                                                            ------------          ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares......................................................      26,382,392           15,154,642
  Dividends and distributions reinvested.................................................       5,296,224            4,905,277
  Cost of shares repurchased.............................................................     (17,287,599)         (28,401,923)
                                                                                            ------------          ------------
    Increase (decrease) in net assets from capital shares transactions...................      14,391,017           (8,342,004)
                                                                                            ------------          ------------
    Net increase (decrease) in net assets................................................      25,907,968          (19,650,616)
NET ASSETS:
  Beginning of period....................................................................      71,063,917           90,714,533
                                                                                            ------------          ------------
  End of period..........................................................................   $  96,971,885         $ 71,063,917
                                                                                            ============          ============
    Undistributed net investment income..................................................   $      17,596         $          0
                                                                                            ============          ============
SHARE ACTIVITY:
  Shares outstanding - beginning of period...............................................       7,252,963            8,070,229
                                                                                            ------------          ------------
  Shares issued..........................................................................       2,425,769            1,405,712
  Shares issued - reinvestment of dividends and distributions............................         477,566              490,352
  Shares redeemed........................................................................      (1,608,910)          (2,713,330)
                                                                                            ------------          ------------
  Increase (decrease) in shares outstanding..............................................       1,294,425             (817,266)
                                                                                            ------------          ------------
  Shares outstanding - end of period.....................................................       8,547,388            7,252,963
                                                                                            ============          ============

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
BOND PORTFOLIO
--------------------------------------------------------------------------------



 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND, INC. BOND PORTFOLIO AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

                                   [GRAPH]


FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                                                     DECEMBER 31
                                                     ----------------------------------------------------------------------------
                                                       1995        1994        1993       1992       1991       1990       1989
                                                     --------    --------    --------   --------   --------   --------    -------
Net asset value, beginning of period................ $   9.80    $  11.24    $  11.18   $  11.18   $   9.91   $  10.07    $  9.29
 Income from operations:
   Net investment income (loss).....................      .69         .63         .72        .75        .86        .79        .75
   Net realized and unrealized
     gain (loss) on investments.....................     1.55       (1.44)        .95        .32       1.30       (.16)       .78
                                                     --------    --------    --------   --------   --------   --------    -------
     Total income (loss) from operations............     2.24        (.81)       1.67       1.07       2.16        .63       1.53
                                                     --------    --------    --------   --------   --------   --------    -------
 Distributions:
   Dividends from net investment income.............     (.69)       (.63)       (.72)      (.75)      (.86)      (.79)      (.75)
   Distributions from net realized gains on
     investments....................................      .00         .00        (.89)      (.32)      (.03)       .00        .00
                                                     --------    --------    --------   --------   --------   --------    -------
     Total distributions............................     (.69)       (.63)      (1.61)     (1.07)      (.89)      (.79)      (.75)
                                                     --------    --------    --------   --------   --------   --------    -------
Net asset value, end of period...................... $  11.35    $   9.80    $  11.24   $  11.18   $  11.18   $   9.91    $ 10.07
                                                     ==========  ==========  ========== ========== ========== ==========  =========
Total return........................................    22.99%      (6.94)%     13.38%      6.79%     18.85%      6.21%     14.65%
Ratios and supplemental data:
 Net assets at end of period
   (in thousands)................................... $ 96,972    $ 71,064    $ 90,715   $ 56,820   $ 22,291   $ 10,143    $ 7,025
 Ratio of expenses to average net assets............      .61%        .59%        .64%       .70%       .70%       .69%       .70%
 Ratio of net investment income (loss)
   to average net assets............................     6.45%       5.94%       5.94%      6.49%      8.02%      8.82%      8.60%
 Portfolio turnover rate............................   120.54%     131.73%     149.02%     80.73%     33.47%     18.09%     23.26%


                                                       1988       1987       1986+
                                                      -------    -------    -------
                                                     <C
Net asset value, beginning of period................  $  9.22    $ 10.28    $ 10.00
 Income from operations:
   Net investment income (loss).....................      .90        .25        .13
   Net realized and unrealized
     gain (loss) on investments.....................      .07       (.89)       .15
                                                      -------    -------    -------
     Total income (loss) from operations............      .97       (.64)       .28
                                                      -------    -------    -------
 Distributions:
   Dividends from net investment income.............     (.90)      (.38)       .00
   Distributions from net realized gains on
     investments....................................      .00       (.04)       .00
                                                      -------    -------    -------
     Total distributions............................     (.90)      (.42)       .00
                                                      -------    -------    -------
Net asset value, end of period......................  $  9.29    $  9.22    $ 10.28
                                                      =========  =========  =========
Total return........................................     7.73%     (5.66)%    11.49%
Ratios and supplemental data:
 Net assets at end of period
   (in thousands)...................................  $ 3,372    $ 1,400    $   127
 Ratio of expenses to average net assets............      .70%       .86%       .12%
 Ratio of net investment income (loss)
   to average net assets............................     8.96%      7.17%      1.51%
 Portfolio turnover rate............................    21.54%    134.76%    123.68%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 6.

+ The inception of this portfolio was October 2, 1986. The total return is not annualized.

   The notes to the financial statements are an integral part of this report.

This material must be preceded or accompanied by the Fund's current prospectus.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                  PRINCIPAL           MARKET
                                    AMOUNT            VALUE
                                 ------------     --------------
U.S. GOVERNMENT OBLIGATIONS (0.50%)
  U.S. Treasury Notes
    5.50%, due 09/30/97.......... $  6,000,000    $    6,030,000
                                                  --------------
  Total U.S. Government Obligations
  (cost: $ 6,033,363)............                      6,030,000
                                                  --------------
CORPORATE DEBT SECURITIES (1.24%)
    RETAIL & DEPARTMENT STORES (1.24%)
  Ralphs Grocery Company
    11.00%, due 06/15/05.........   15,000,000        14,850,000
                                                  --------------
  Total Corporate Debt Securities
  (cost: $ 14,906,203)...........                     14,850,000
                                                  --------------

                                  NUMBER OF           MARKET
                                    SHARES            VALUE
                                 ------------     --------------
PREFERRED STOCKS (4.06%)
    COMPUTER TECHNOLOGY (4.06%)
  SAP AG - Vorzug................      319,965    $   48,516,809
                                                  --------------
  Total Preferred Stocks
  (cost: $ 24,311,900)...........                     48,516,809
                                                  --------------
COMMON STOCKS (72.74%)
    APPAREL & TEXTILES (0.51%)
  Fila Holding S.p.A. - Sponsored
    ADR..........................      134,100         6,101,550
    BANKING (5.95%)
  Chemical Banking Corporation...      267,400        15,709,750
  Citicorp.......................      415,730        27,957,843
  First Interstate Bancorp.......      200,950        27,429,675
    BEVERAGES (2.70%)
  Coca-Cola Company..............      435,375        32,326,594
    BIO-TECHNOLOGY (1.24%)
  Chiron Corporation*............      134,050        14,812,525
    COMPUTER TECHNOLOGY (22.14%)
  Broderbund Software, Inc.*.....      172,025        10,450,519
  Cisco Systems, Inc.*...........      415,100        30,976,838
  First Data Corporation.........      691,800        46,264,125
  HBO & Company..................      246,450        18,884,231
  Informix Corporation*..........      522,625        15,678,750
  Intuit, Inc.*..................      180,800        14,102,400
  Microsoft Corporation*.........      298,200        26,167,050
  Netscape Communications
    Corporation*.................      108,125        15,029,375
  PeopleSoft, Inc.*..............      299,450        12,876,350
  PsiNet, Inc.*..................      160,525         3,672,009
  Shiva Corporation*.............       86,200         6,271,050
  Sun Microsystems, Inc.*........    1,408,300        64,253,688
    CONTAINERS (0.05%)
  Liqui-Box Corporation..........       18,325           542,878

                                  NUMBER OF           MARKET
                                    SHARES            VALUE
                                 ------------     --------------
COMMON STOCKS (CONTINUED)
    ELECTRONICS (4.37%)
  Altera Corporation*............      206,175    $   10,257,206
  General Electric Company.......       78,425         5,646,600
  LSI Logic Corporation*.........      200,950         6,581,113
  Stratacom, Inc.*...............      404,525        29,732,588
    ENTERTAINMENT (1.45%)
  Walt Disney Company............      294,725        17,388,775
    FINANCE (5.50%)
  Charles Schwab Corporation.....      115,500         2,324,438
  Federal Home Loan Mortgage
    Corporation..................      179,125        14,956,938
  Federal National Mortgage
    Association..................      167,080        20,738,805
  Merrill Lynch & Company,
    Inc. ........................      542,876        27,686,676
    MEDICAL (5.94%)
  Medtronic, Inc.................      219,000        12,236,625
  Oxford Health Plans, Inc.*.....      333,450        24,633,619
  PacifiCare Health Systems,
    Inc. -
    Class B*.....................      204,475        17,789,325
  United Healthcare
    Corporation..................      249,725        16,356,988
    PHARMACEUTICALS (8.20%)
  Amgen, Inc.*...................      380,950        22,618,906
  Astra AB - Class A Free........      194,584         7,783,947
  Eli Lilly & Company............      145,200         8,167,500
  Johnson & Johnson..............       80,150         6,862,843
  Pfizer, Inc. ..................      492,750        31,043,250
  SmithKline Beecham - Class A...       35,300           389,128
  SmithKline Beecham PLC - ADR...      380,850        21,137,175
    RADIO & TELEVISION (0.67%)
  Infinity Broadcasting
    Corporation - Class A*.......      215,785         8,037,991
    RETAIL & DEPARTMENT STORES (0.39%)
  Starbucks Corporation*.........      221,900         4,659,900
    SHOES & LEATHER GOODS (1.17%)
  Nike, Inc. - Class B...........      200,900        13,987,662
    TELECOMMUNICATIONS (12.46%)
  Ascend Communications, Inc.*...      493,450        40,031,131
  Glenayre Technologies, Inc.*...      340,925        21,222,581
  L.M. Ericsson Telephone
    Company - Sponsored ADR......    1,017,050        19,832,475
  Picturetel Corporation*........      613,850        26,472,281
 Premisys Communications, Inc.*..      267,050        14,954,800
  Tellabs, Inc.*.................       43,125         1,595,625
  U.S. Robotics Corporation*.....      280,825        24,642,393
                                                  --------------
  Total Common Stocks
  (cost: $ 609,219,207)..........                    869,276,484
                                                  --------------

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                 PRINCIPAL           MARKET
                                   AMOUNT             VALUE
                                ------------     ---------------
SHORT-TERM U.S. GOVERNMENT
  OBLIGATIONS (5.85%)
  Federal National Mortgage
    Association
    5.59%, due 01/10/96......... $ 50,000,000    $    49,914,597
  Federal National Mortgage
    Association
    5.47%, due 01/17/96.........   20,000,000         19,945,300
                                                 ---------------
  Total Short-Term U.S. Government
  Obligations
  (cost: $ 69,859,897)..........                      69,859,897
                                                 ---------------
COMMERCIAL PAPER (15.65%)
  Household Finance Corp.
    5.77%, due 01/04/96.........   40,000,000         39,967,944
  General Electric Capital
    Corporation
    5.90%, due 01/03/96.........   40,000,000         39,973,778
  Prudential Funding Corp.
    5.63%, due 01/04/96.........   30,000,000         29,976,542
  Texaco, Inc.
    5.92%, due 01/04/96.........   30,000,000         29,975,333
  Ford Motor Co.
    5.75%, due 01/02/96.........   47,200,000         47,177,384
                                                 ---------------
  Total Commercial Paper
  (cost: $ 187,070,981).........                     187,070,981
                                                 ---------------
    Total Investment Securities
    (cost: $ 911,401,551).......                 $ 1,195,604,171
                                                 ---------------
                                                 ---------------
SUMMARY
  Investments at value..........     100.04 %    $ 1,195,604,171
  Liabilities in Excess
    of Other Assets.............      (0.04)%           (429,778)
                                   ---------     ---------------
  Net Assets....................     100.00 %    $ 1,195,174,393
                                   ---------     ---------------
                                   ---------     ---------------
INVESTMENTS BY COUNTRY
Size of investment is indicated as a percentage of total
  portfolio net assets.

                                     MARKET VALUE     PERCENTAGE
                                    ---------------   ----------
  Germany........................   $    48,516,809       4.06%
  Sweden.........................         7,783,947        .65%
  United Kingdom.................           389,128        .03%
  United States..................     1,138,484,509      95.26%
                                      -------------     ------
                                    $ 1,195,174,393     100.00%
                                      -------------     ------
                                      -------------     ------

NOTES TO SCHEDULE OF INVESTMENTS:
   * No income dividends were paid during the preceding twelve months. ADR American Depository Receipt

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GROWTH PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
YEAR ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets

                                   [GRAPH]




U.S. Government Obligations                             0.50%
Corporate Debt Securities                               1.24%
Preferred Stocks                                        4.06%
Banking                                                 5.95%
Beverages                                               2.70%
Computer Technology                                    22.14%
Electronics                                             4.37%
Finance                                                 5.50%
Medical                                                 5.94%
Pharmaceuticals                                         8.20%
Telecommunications                                     12.46%
Short-Term U.S. Government Obligations                  5.85%
Commercial Paper                                       15.65%
Other                                                   5.44%



The financial markets have just closed out one of the most exciting years on record. Stocks posted remarkable gains in 1995 against a backdrop of moderate economic growth, benign inflation, and falling interest rates. And, as if this were not enough good news, corporate profits grew at double-digit rates for the fourth year in a row, up a total of 127%. According to Standard & Poor's, this is the first such sustained expansion since 1934-37.

Although the market produced substantial returns in 1995 -- the Dow Jones Industrial Average gained 33.4% -- momentum fell off in technology and telecommunication stocks during the fourth quarter. These sectors were important contributors to the Growth Portfolio's performance during the previous nine months. But late in the third quarter, we became concerned that, despite their excellent earnings, the high valuations many of these companies were carrying might leave them vulnerable. With that, we selectively trimmed the Portfolio's technology and telecommunication holdings. That we did allowed us to avoid some of the subsequent damage these groups suffered. At the same time, strong performances from our pharmaceutical, health care, and financial stocks helped sustain returns through the end of the year. Altogether, the Growth Portfolio gained a total of 47.12% for the year ending December 31, 1995. This compares favorably to the Dow Industrials which rose 33.4% for the same period, and the Standard & Poor's Index of 500 Common Stocks which gained 37.58%.

Among the technology and telecommunication stocks we sold or trimmed at a profit were Hewlett-Packard Company, Microsoft Corporation, LSI Logic Corporation, U.S. Robotics Corp., Intel Corporation, and Texas Instruments, Inc. Cellular manufacturer Nokia AB was liquidated as well. Some of these assets were put to work in stocks like Altera, Ascend Communications, Inc. and Cisco Systems, Inc. These companies gave the Growth Portfolio additional exposure to the accelerating growth of the Internet.

Pharmaceutical and healthcare stocks performed well overall, and several positions were either added or increased during the period. SmithKline Beecham, a large multinational drug company, gave us solid returns last quarter, and Eli Lilly & Company and Amgen, Inc. were both added. In addition, Pfizer, Inc. and Oxford Health, a healthcare provider in the New York area, gave the Portfolio some strong gains.

Financial stocks continue to look attractive in the current market. Citicorp, Chemical Banking Corporation, and Merrill Lynch & Company, Inc. each have unique industry characteristics and all are repurchasing significant amounts of their own stocks. They are also benefiting from a positively-sloped yield curve, which we believe will continue into the first of the new year.

We are expecting more volatile markets in 1996. Moderate growth and a benign interest rate environment should support stock prices, but paradoxically, earnings may be off, especially when compared to the really exceptional numbers of 1995. So while the broad indexes should make progress, we may experience greater internal volatility in individual stocks and industries. As a result, our strategy will be to accumulate positions gradually and let them go more aggressively. The Portfolio will also have additional balance among the groups that have performed well for us this year, specifically technology, telecommunications, pharmaceutical, healthcare, and financial services. We believe this strategy will be effective in providing competitive returns in 1996.

(LOGO)
(1)THE JANUS SYMBOL IS A
  REGISTERED                                        /s/ Scott W. Schoelzel                   /s/ Thomas F. Marisco
  SERVICE MARK OF JANUS CAPITAL                     ----------------------                   ---------------------
  CORPORATION                                       Scott W. Schoelzel                       Thomas F. Marsico
                                                                                          Growth Portfolio Managers

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 654,470,673)......................  $   938,673,293
  Short-term securities, at amortized cost....      256,930,878
  Cash........................................           33,818
  Receivables:
    Fund shares sold..........................                0
    Securities sold...........................           31,050
    Interest..................................          150,799
    Dividends.................................          295,175
    Foreign receivable........................           56,356
    Foreign currency contracts................          555,276
    Other.....................................                0
                                               -----------------
      Total assets............................    1,196,726,645
                                               -----------------
LIABILITIES:
  Fund shares purchased.......................                0
  Securities purchased........................          624,219
  Accounts payable and accrued liabilities:
    Custody fees..............................                0
    Investment advisory fees..................          752,262
    Dividends to shareholders.................                0
    Other fees................................          175,771
    Foreign payable...........................                0
    Foreign currency contracts................                0
                                               -----------------
      Total liabilities.......................        1,552,252
                                               -----------------
        Total net assets......................  $ 1,195,174,393
                                               ===================
NET ASSETS:
  Capital stock
    ($ .01 par value 125,000,000
    authorized)...............................  $       377,494
  Additional paid-in capital..................      904,642,630
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)...........................          575,360
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions.................        4,820,848
  Net unrealized appreciation (depreciation)
    on:
    Investment securities.....................      284,202,620
    Foreign currency transactions.............          555,441
                                               -----------------
  Net assets applicable to outstanding
    shares of capital.........................  $ 1,195,174,393
                                               ===================
  Shares outstanding at December 31, 1995.....       37,749,399
                                               ===================
  Net asset value per share...................  $         31.66
                                               ===================

STATEMENT OF OPERATIONS

                                                  YEAR ENDED
INVESTMENT INCOME:                            DECEMBER 31, 1995
  Interest....................................   $  11,008,338
  Dividends (net of foreign tax of
    $ 104,644)................................       6,312,452
                                                 -------------
        Total investment income...............      17,320,790
                                                 -------------
EXPENSES:
  Investment advisory fees....................       7,847,750
  Printing and shareholder reports............         205,936
  Custodian fees..............................         189,984
  Legal fees..................................          10,429
  Auditing and accounting fees................          36,196
  Directors fees..............................          10,513
  Other fees..................................         181,060
                                                 -------------
        Total expenses........................       8,481,868
  Less:
    Advisory fee waiver and expense
      reimbursement...........................               0
    Fees paid indirectly......................          13,276
                                                 -------------
        Net expenses..........................       8,468,592
                                                 -------------
  Net investment income (loss)................       8,852,198
                                                 -------------
  Net realized gain (loss) on:
      Investment securities...................     157,659,617
      Foreign currency transactions...........      (2,827,328)
                                                 -------------
        Total net realized gain (loss)........     154,832,289
                                                 -------------
  Change in unrealized appreciation
    (depreciation) on:
      Investment securities...................     210,175,819
      Foreign currency transactions...........         555,441
                                                 -------------
        Total change in unrealized
          appreciation (depreciation).........     210,731,260
                                                 -------------
      Net gain (loss) on investments..........     365,563,549
                                                 -------------
  Net increase (decrease) in net assets
    resulting from operations.................   $ 374,415,747
                                                 =============

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED            YEAR ENDED
                                                                                          DECEMBER 31, 1995     DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)...........................................................  $     8,852,198        $   7,567,047
  Net realized gain (loss) on investments and foreign currency transactions..............      154,832,289          (42,264,053)
  Change in unrealized appreciation (depreciation) on investments and foreign currency
    transactions.........................................................................      210,731,260          (40,706,686)
                                                                                             -------------        -------------
    Net increase (decrease) in net assets resulting from operations......................      374,415,747          (75,403,692)
                                                                                             -------------        -------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income..................................................................       (8,276,838)          (7,567,047)
  In excess of net investment income.....................................................                0               (5,606)
  Net realized gains.....................................................................     (106,305,203)                   0
  In excess of net realized gains........................................................                0           (1,236,523)
                                                                                             -------------        -------------
    Total distributions..................................................................     (114,582,041)          (8,809,176)
                                                                                             -------------        -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares......................................................      111,725,690          116,495,908
  Dividends and distributions reinvested.................................................      114,582,041            8,809,176
  Cost of shares repurchased.............................................................     (105,350,493)        (161,518,580)
                                                                                             -------------        -------------
    Increase (decrease) in net assets from capital shares transactions...................      120,957,238          (36,213,496)
                                                                                             -------------        -------------
    Net increase (decrease) in net assets................................................      380,790,944         (120,426,364)
NET ASSETS:
  Beginning of period....................................................................      814,383,449          934,809,813
                                                                                             -------------        -------------
  End of period..........................................................................  $ 1,195,174,393        $ 814,383,449
                                                                                             =============        =============
    Undistributed net investment income..................................................  $       575,360        $           0
                                                                                             =============        =============
SHARE ACTIVITY:
  Shares outstanding - beginning of period...............................................       34,205,930           35,614,033
                                                                                             -------------        -------------
  Shares issued..........................................................................        3,712,711            4,627,689
  Shares issued - reinvestment of dividends and distributions............................        3,625,404              371,607
  Shares redeemed........................................................................       (3,794,646)          (6,407,399)
                                                                                             -------------        -------------
  Increase (decrease) in shares outstanding..............................................        3,543,469           (1,408,103)
                                                                                             -------------        -------------
  Shares outstanding - end of period.....................................................       37,749,399           34,205,930
                                                                                             =============        =============

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GROWTH PORTFOLIO
--------------------------------------------------------------------------------



 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND,
  INC. GROWTH PORTFOLIO AND THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS



                                   [GRAPH]



FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                                                DECEMBER 31
                                            -----------------------------------------------------------------------------------
                                               1995        1994         1993        1992        1991        1990         1989
                                            ----------   ---------    ---------   ---------   ---------   ---------    --------
Net asset value, beginning of period....... $    23.81   $   26.25    $   25.83   $   26.26   $   17.48   $   17.85    $  12.97
 Income from operations:
   Net investment income (loss)............        .26         .22          .28         .36         .27         .30         .19
   Net realized and unrealized
     gain (loss) on investments............      10.97       (2.41)         .79         .52       10.75        (.33)       6.29
                                            ----------   ---------    ---------   ---------   ---------   ---------    --------
     Total income (loss) from operations...      11.23       (2.19)        1.07         .88       11.02        (.03)       6.48
 Distributions:
   Dividends from net investment income....       (.24)       (.22)        (.28)       (.36)       (.27)       (.30)       (.19)
   Distributions from net realized gains on
     investments...........................      (3.14)        .00         (.37)       (.95)      (1.97)       (.04)      (1.41)
   Distributions in excess of net realized
     gains on investments..................        .00        (.03)         .00         .00         .00         .00         .00
                                            ----------   ---------    ---------   ---------   ---------   ---------    --------
     Total distributions...................      (3.38)       (.25)        (.65)      (1.31)      (2.24)       (.34)      (1.60)
                                            ----------   ---------    ---------   ---------   ---------   ---------    --------
Net asset value, end of period............. $    31.66   $   23.81    $   26.25   $   25.83   $   26.26   $   17.48    $  17.85
                                            ============ ===========  =========== =========== =========== ===========  ==========
Total return...............................      47.12%      (8.31)%       3.97%       2.35%      59.79%       (.22)%     47.04%
Ratios and supplemental data:
 Net assets at end of period
   (in thousands).......................... $1,195,174   $ 814,383    $ 934,810   $ 711,422   $ 393,511   $ 129,057    $ 74,680
 Ratio of expenses to average net assets...        .86%        .84%         .87%        .86%        .90%       1.00%       1.00%
 Ratio of net investment income (loss)
   to average net assets...................        .90%        .88%        1.07%       1.44%       1.21%       2.06%       1.18%
 Portfolio turnover rate...................     130.48%     107.33%       77.91%      77.70%       7.27%     157.01%     123.80%


                                               1988       1987      1986+
                                             --------   --------   -------
                                            <C
Net asset value, beginning of period.......  $  11.14   $  10.14   $ 10.00
 Income from operations:
   Net investment income (loss)............       .31        .21       .00
   Net realized and unrealized
     gain (loss) on investments............      1.83       1.00       .14
                                             --------   --------   -------
     Total income (loss) from operations...      2.14       1.21       .14
 Distributions:
   Dividends from net investment income....      (.31)      (.21)      .00
   Distributions from net realized gains on
     investments...........................       .00        .00       .00
   Distributions in excess of net realized
     gains on investments..................       .00        .00       .00
                                             --------   --------   -------
     Total distributions...................      (.31)      (.21)      .00
                                             --------   --------   -------
Net asset value, end of period.............  $  12.97   $  11.14   $ 10.14
                                             ========== ========== =========
Total return...............................     18.62%     10.90%     5.84%
Ratios and supplemental data:
 Net assets at end of period
   (in thousands)..........................  $ 28,497   $ 15,815   $   716
 Ratio of expenses to average net assets...      1.00%      1.00%      .19%
 Ratio of net investment income (loss)
   to average net assets...................      2.50%      1.84%      .03%
 Portfolio turnover rate...................     76.27%    222.13%     8.55%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 6.

+ The inception of this portfolio was October 2, 1986. The total return is not annualized.

   The notes to the financial statements are an integral part of this report. This material must be preceded or accompanied by the Fund's current prospectus.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
SHORT-TO-INTERMEDIATE GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                      PRINCIPAL        MARKET
                                       AMOUNT          VALUE
                                     -----------    ------------
U.S. GOVERNMENT OBLIGATIONS (37.44%)
  Federal Agricultural Mortgage
    Corporation
    7.03%, due 05/26/98.............. $   300,000   $    310,365
  Government Trust Certificate -
    Israel Class 1-C
    U.S. Government Guaranteed
    9.25%, due 11/15/01..............     430,000        475,687
  Government Trust Certificate -
    Israel Class 1-B
    U.S. Government Guaranteed
    5.25%, due 03/15/98..............     500,000        496,250
  U.S. Treasury Bonds
    8.88%, due 02/15/19..............     500,000        674,245
  U.S. Treasury Notes
    7.50%, due 5/15/02...............   1,000,000      1,108,910
  U.S. Treasury Notes
    6.38%, due 01/15/00..............   1,000,000      1,036,830
  U.S. Treasury Notes
    6.25%, due 02/15/03..............   1,000,000      1,043,570
  U.S. Treasury Notes
    5.13%, due 4/30/98...............   1,500,000      1,496,775
  U.S. Treasury Bonds
    7.75%, due 11/30/99..............   1,300,000      1,408,706
  U.S Treasury Notes
    7.25%, due 02/15/98..............     750,000        780,105
                                                    ------------
  Total U.S. Government Obligations
  (cost: $ 8,502,707)................                  8,831,443
                                                    ------------
MORTGAGE-BACKED SECURITIES (11.26%)
  Federal Home Loan Mortgage
    Corporation
    REMIC Trust
    Series 1141 Class E
    8.50%, due 01/15/19..............     439,409        440,582
  Federal National Mortgage
    Association
    REMIC Trust
    Series 1989-40 Class B
    9.50%, due 04/25/18..............     244,634        246,689
  Federal National Mortgage
    Association
    7.72%, due 12/16/96..............     500,000        510,730
  Federal National Mortgage
    Association Strip
    Series 66 - Class 1
    7.50%, due 01/01/20..............     324,842        332,063
  Federal National Mortgage
    Association Strip
    Series 66 - Class 1
    8.15%, due 12/01/99..............     499,525        532,931
  Prudential-Bache CMO Trust
    Series 9 - Class E
    9.88%, due 08/01/17..............     574,805        591,796
                                                    ------------
  Total Mortgage-Backed Securities
  (cost: $ 2,642,031)................                  2,654,791
                                                    ------------

                                      PRINCIPAL        MARKET
                                       AMOUNT          VALUE
                                     -----------    ------------
ASSET-BACKED SECURITIES (9.67%)
  American Express Master Trust
    Series 1994-2 Class A
    7.60%, due 08/15/02.............. $ 1,000,000   $  1,079,320
  Choice Credit Card Master Trust
    Series 1992-2 - Class B
    7.20%, due 04/15/99..............     100,000        103,798
  Ford Credit Auto Loan Master Trust
    Series 1992-1 Class A
    6.88%, due 01/15/99..............     100,000        102,351
  Standard Credit Card Master Trust
    Series 1993-2 Class A
    5.95%, due 10/07/04..............   1,000,000        994,880
                                                    ------------
  Total Asset-Backed Securities
  (cost: $ 2,081,417)................                  2,280,349
                                                    ------------
SUPRANATIONAL AGENCY OBLIGATIONS (8.07%)
  African Development Bank
    9.30%, due 07/01/00..............     500,000        565,625
  African Development Bank
    7.75%, due 12/15/01..............     500,000        541,875
  International Bank For
    Reconstruction & Development
    7.90%, due 04/01/98..............     250,000        261,875
  International Bank For
    Reconstruction & Development
    8.02%, due 04/01/99..............     500,000        535,000
                                                    ------------
  Total Supranational Agency Obligations
  (cost: $ 1,853,279)................                  1,904,375
                                                    ------------
CORPORATE DEBT SECURITIES (15.92%)
    BANKING (4.24%)
  Security Pacific Corporation**
    5.63%, due 08/15/96..............   1,000,000        999,366
    ENERGY (2.23%)
  Shell Canada Ltd.
    7.38%, due 06/01/99..............     500,000        526,250
    FINANCE (3.04%)
  General Electric Capital
    Corporation
    8.30%, due 09/20/09..............     600,000        716,250
    INSURANCE (3.24%)
  Progressive Corporation
    6.60%, due 01/15/04..............     750,000        765,000

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
SHORT-TO-INTERMEDIATE GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                      PRINCIPAL        MARKET
                                       AMOUNT          VALUE
                                     -----------    ------------
CORPORATE DEBT SECURITIES (CONTINUED)
    REAL ESTATE (3.17%)
  Kimco Realty Corporation
    6.38%, due 02/10/99.............. $   750,000   $    748,110
                                                    ------------
  Total Corporate Debt Securities
  (cost: $ 3,687,134)................                  3,754,976
                                                    ------------
SHORT-TERM U.S. GOVERNMENT
  OBLIGATIONS (12.67%)
  Federal Home Loan Mortgage Corp.
    5.57%, due 02/08/96..............     750,000        745,358
  Federal National Mortgage
    Association
    5.65%, due 01/12/96..............   1,000,000        997,960
  Federal National Mortgage
    Association
    5.67%, due 01/19/96..............     750,000        747,638
  Federal National Mortgage
    Association
    5.46%, due 01/26/96..............     500,000        497,952
                                                    ------------
  Total Short-Term U.S. Government Obligations
    (cost: $ 2,988,908)..............                  2,988,908
                                                    ------------
SHORT-TERM OBLIGATION (3.76%)
  Prudential-Bache Securities*
    5.39%, Repurchase Agreement dated
    12/29/95 to be repurchased at
    $ 887,049
    on 01/02/96......................     886,518        886,518
                                                    ------------
  Total Short-Term Obligation
  (cost: $ 886,518)..................                    886,518
                                                    ------------
    Total Investment Securities
    (cost: $ 22,641,994).............               $ 23,301,360
                                                    ------------
                                                    ------------
SUMMARY
  Investments at value...............      98.79%   $ 23,301,360
  Other Assets in
    Excess of Liabilities............       1.21%        286,373
                                         -------    ------------
  Net Assets.........................     100.00%   $ 23,587,733
                                         -------    ------------
                                         -------    ------------

NOTES TO SCHEDULE OF INVESTMENTS:
   * Collateralized by $ 4,175,265 Federal National Mortgage Association 9.00% due 09/01/22; market value and accrued interest aggregated $ 902,250 for this collateral at December 31, 1995.
  ** Floating rate note

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
SHORT-TO-INTERMEDIATE GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
YEAR ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets.

                                      [GRAPH]

U.S. Government Obligations                          37.44%
Mortgage-Backed Securities                           11.26%
Asset-Backed Securities                               9.67%
Supranational Agency Obligations                      8.07%
Banking                                               4.24%
Finance                                               3.04%
Insurance                                             3.24%
Real Estate                                           3.17%
Short-Term U.S. Government Obligation                12.67%
Short-Term Obligation                                 3.67%
Other                                                 3.44%

Following its outstanding performance in the first half of the year, the U.S. bond market retreated somewhat before interest rate declines resumed midway through the third quarter. Yield on two- and three-year Treasury notes declined by 64 basis points in the last half of the year, closing the year at 5.15% and 5.21%, respectively, and bringing the full-year change to about 255 basis points. The benchmark 30-year Treasury bond fell 67 basis points in the last six months and 192 basis points during the year to yield 5.95% at 1995 year end.

The falling interest rates in 1995 were prompted by slower economic growth and decelerating inflation. The market's perception changed in the first half of the year from an anticipation of further Federal Reserve Board (Fed) tightening to speculation that it would be inclined to ease monetary policy. Ultimately, in the second half of 1995, the Fed did take such action. For the year, the Fed's moves consisted of a 50-basis point increase in the target rate in February, followed by 25-basis point decreases in the target rate in both July and December, which left the rate unchanged versus last year-end at 5.50%.

The Short-to-Intermediate Government Portfolio achieved a respectable performance level with a total return of 13.54% for the year ended December 31, 1995, compared to a return of 14.57% for the benchmark Merrill Lynch 1-10 Year Government Index ("Index"). Particularly pleasing was the fact that the Portfolio approximately matched the performance of the Index in the volatile third quarter (the absolute returns were low but still positive). That period of interest rate fluctuations resulted from uncertainty about the strength of the economy and the concomitant inflation pressures, as well as uncertainty related to the timing of an additional Fed ease.

The bull market for interest rates in 1995 provided an environment for excellent performance in bonds. The Portfolio and Index total returns for the year were 13.54% and 14.57%, respectively, both of which reflect the very strong bond market performance in 1995. This performance relative to the Index was attributable to two principal factors relating to the structure of the portfolio that primarily impacted performance the first six months of the year. First, the portfolio's duration was kept slightly shorter than the Index for a portion of the period, which reduced the benefit from principal increases in the declining rate environment. Second, the portfolio's "barbell" maturity structure relative to the Index, with an under-weighting in the two- to three-year area of the yield curve, limited the benefit from the greater decline of intermediate-term yields compared to short- and long-term yields.

The Short-to-Intermediate Government Portfolio's investment objective calls for as high a level of current income as is consistent with preservation of capital. This conservative orientation limits the number of options available to enhance the performance of the Portfolio. Still, we achieved an acceptable level of performance compared to our Index, especially during the second half of the year, as a result of having a longer relative duration for most of the period. The Portfolio's performance throughout the year was enhanced by incremental yields from allocations to spread product (such as high-quality corporate, supranational, asset-backed, and mortgage-backed securities).

Given our current neutral outlook on the market looking forward into 1996, the Portfolio is positioned to benefit primarily from interest income, rather than price appreciation. The average maturity of the portfolio (slightly more than four years) rests around the mid-point of its 1-7 year permissible range and the portfolio's duration was approximately 97% of the Index at the end of the year. Although the portfolio maturity structure is approximately matched with the Index, a slight bias toward a barbell remains, due partially to the our cash requirements. The Portfolio's position provides the flexibility to adjust quickly to changes from our present interest rate outlook.


                                  [AEGON LOGO]    /s/ Clifford A. Sheets
                                                  ------------------------
                                                      Clifford A. Sheets
                                                  Short-to-Intermediate Government
                                                  Portfolio Manager

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
SHORT-TO-INTERMEDIATE GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 18,766,568).......................   $  19,425,934
  Short-term securities, at amortized cost....       3,875,426
  Cash........................................               0
  Receivables:
    Fund shares sold..........................               0
    Securities sold...........................               0
    Interest..................................         299,527
    Dividends.................................               0
    Other.....................................               0
                                               -----------------
      Total assets............................      23,600,887
                                               -----------------
LIABILITIES:
  Fund shares purchased.......................               0
  Securities purchased........................               0
  Accounts payable and accrued liabilities:
    Custody fees..............................               0
    Investment advisory fees..................          11,096
    Dividends to shareholders.................               0
    Other fees................................           2,058
                                               -----------------
      Total liabilities.......................          13,154
                                               -----------------
        Total net assets......................   $  23,587,733
                                               ===================
NET ASSETS:
  Capital stock
    ($ .01 par value 100,000,000
    authorized)...............................   $      22,645
  Additional paid-in capital..................      23,331,147
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)...........................           4,159
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions.................        (429,584)
  Net unrealized appreciation (depreciation)
    on:
    Investment securities.....................         659,366
                                               -----------------
  Net assets applicable to outstanding
    shares of capital.........................   $  23,587,733
                                               ===================
  Shares outstanding at December 31, 1995.....       2,264,543
                                               ===================
  Net asset value per share...................   $       10.42
                                               ===================

STATEMENT OF OPERATIONS

                                                  YEAR ENDED
INVESTMENT INCOME:                             DECEMBER 31, 1995
  Interest....................................    $ 1,401,790
  Dividends...................................              0
                                               -----------------
        Total investment income...............      1,401,790
                                               -----------------
EXPENSES:
  Investment advisory fees....................        126,134
  Printing and shareholder reports............          4,737
  Custodian fees..............................         15,749
  Legal fees..................................            238
  Auditing and accounting fees................          7,211
  Directors fees..............................            242
  Other fees..................................         10,616
                                               -----------------
        Total expenses........................        164,927
  Less:
    Advisory fee waiver and expense
      reimbursement...........................              0
    Fees paid indirectly......................            496
                                               -----------------
        Net expenses..........................        164,431
                                               -----------------
  Net investment income (loss)................      1,237,359
                                               -----------------
  Net realized gain (loss) on:
      Investment securities...................       (188,473)
  Change in unrealized appreciation
    (depreciation) on:
      Investment securities...................      1,624,946
                                               -----------------
      Net gain (loss) on investments..........      1,436,473
                                               -----------------
  Net increase (decrease) in net assets
    resulting from operations.................    $ 2,673,832
                                               ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
SHORT-TO-INTERMEDIATE GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED            YEAR ENDED
                                                                                          DECEMBER 31, 1995     DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)...........................................................   $   1,237,359         $   1,110,326
  Net realized gain (loss) on investments................................................        (188,473)             (326,157)
  Change in unrealized appreciation (depreciation) on investments........................       1,624,946              (910,740)
                                                                                          -----------------     -----------------
    Net increase (decrease) in net assets resulting from operations......................       2,673,832              (126,571)
                                                                                          -----------------     -----------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income..................................................................      (1,233,200)           (1,113,951)
  Net realized gains.....................................................................               0                     0
                                                                                          -----------------     -----------------
    Total distributions..................................................................      (1,233,200)           (1,113,951)
                                                                                          -----------------     -----------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares......................................................      13,644,823            14,250,185
  Dividends and distributions reinvested.................................................       1,233,200             1,113,951
  Cost of shares repurchased.............................................................     (13,087,126)          (18,631,210)
                                                                                          -----------------     -----------------
    Increase (decrease) in net assets from capital shares transactions...................       1,790,897            (3,267,074)
                                                                                          -----------------     -----------------
    Net increase (decrease) in net assets................................................       3,231,529            (4,507,596)
NET ASSETS:
  Beginning of period....................................................................      20,356,204            24,863,800
                                                                                          -----------------     -----------------
  End of period..........................................................................   $  23,587,733         $  20,356,204
                                                                                          ===================   ===================
    Undistributed net investment income..................................................   $       4,159         $           0
                                                                                          ===================   ===================
SHARE ACTIVITY:
  Shares outstanding - beginning of period...............................................       2,093,571             2,414,767
                                                                                          -----------------     -----------------
  Shares issued..........................................................................       1,338,408             1,405,317
  Shares issued - reinvestment of dividends and distributions............................         119,758               113,598
  Shares redeemed........................................................................      (1,287,194)           (1,840,111)
                                                                                          -----------------     -----------------
  Increase (decrease) in shares outstanding..............................................         170,972              (321,196)
                                                                                          -----------------     -----------------
  Shares outstanding - end of period.....................................................       2,264,543             2,093,571
                                                                                          ===================   ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
SHORT-TO-INTERMEDIATE GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------

 Comparison of change in value of $10,000 investment in the WRL Series Fund, Inc. Short-to-Intermediate Government Portfolio and the Merrill Lynch 1-10 Year Government
                                  Bond Index


                                   [GRAPH]


FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                              DECEMBER 31
                                             ----------------------------------------------
                                               1995         1994         1993        1992+
                                             --------     --------     --------     -------
Net asset value, beginning of period........ $   9.72     $  10.30     $  10.02     $ 10.00
  Income from operations:
    Net investment income (loss)............      .60          .50          .36         .02
    Net realized and unrealized
      gain (loss) on investments............      .70         (.58)         .29         .02
                                             --------     --------     --------     -------
      Total income (loss) from operations...     1.30         (.08)         .65         .04
                                             --------     --------     --------     -------
  Distributions:
    Dividends from net investment income....     (.60)        (.50)        (.35)       (.02)
    Distributions from net realized gains
      on investments........................      .00          .00         (.02)        .00
                                             --------     --------     --------     -------
      Total distributions...................     (.60)        (.50)        (.37)       (.02)
                                             --------     --------     --------     -------
Net asset value, end of period.............. $  10.42     $   9.72     $  10.30     $ 10.02
                                             =========    =========    =========    ========
Total return................................    13.54%        (.43)%       4.58%        .45%
Ratios and supplemental data:
  Net assets at end of period
    (in thousands).......................... $ 23,588     $ 20,356     $ 24,864     $ 2,509
  Ratio of expenses to average net assets...      .78%         .81%        1.00%       1.00%
  Ratio of net investment income (loss) to
    average net assets......................     5.84%        4.95%        3.44%       3.24%
  Portfolio turnover rate...................    51.82%       93.70%       28.64%        .00%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 6.

+ The inception of this portfolio was December 3, 1992. The total return is not annualized.

   The notes to the financial statements are an integral part of this report. This material must be preceded or accompanied by the Fund's current prospectus.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                     NUMBER OF        MARKET
                                       SHARES          VALUE
                                     ----------    -------------
PREFERRED STOCKS (4.94%)
    BANKING (**)
  Banco Bradesco SA..................    515,000   $       4,481
    BEVERAGES (0.23%)
  Cia. Cervejaria Brahma.............  1,631,000         671,157
    COMPUTER TECHNOLOGY (3.09%)
  SAP AG -- Vorzug...................     58,951       8,938,835
    ELECTRONICS (0.39%)
  Centrais Electricas Brasileiras
    SA -- Series B...................  4,124,000       1,115,542
    MEDICAL (0.94%)
  Fresenius AG.......................     28,680       2,725,511
    RETAIL & DEPARTMENT STORES (0.29%)
  Fielmann AG........................     13,852         716,266
  Lojas Americanas SA*...............  5,710,000         133,614
    TELECOMMUNICATIONS (**)
  Telecomunicacoes Brasileiras SA....     14,487             697
                                                   -------------
  Total Preferred Stocks
  (cost: $ 10,359,395)...............                 14,306,103
                                                   -------------
COMMON STOCKS (89.19%)
    AEROSPACE (0.98%)
  Mitsubishi Heavy Industries Ltd....    357,000       2,849,215
    APPAREL & TEXTILES (0.70%)
  Fila Holding S.p.A. -- Sponsored
    ADR..............................     44,275       2,014,514
    AUTOMOTIVE (3.45%)
  Bajaj Auto Limited*+...............     46,150       1,182,594
  Honda Motor Co., Ltd...............    177,000       3,656,033
  Volkswagen AG......................     14,512       4,863,360
  Yamaha Motor Co., Ltd..............     31,000         276,571
    BANKING (8.67%)
  Bangkok Bank Company Ltd...........     48,492         589,299
  Chase Manhattan Corporation........     83,175       5,042,485
  Citicorp...........................     81,275       5,465,744
  Dai-Ichi Kangyo Bank...............     73,000       1,437,064
  First Interstate Bancorp...........     13,100       1,788,150
  Grupo Financiero Inbursa, SA de
    CV -- Class B*...................  1,220,025       3,562,718
  HSBC Holdings PLC..................    149,600       2,263,735
  Mitsui Trust & Banking.............    122,000       1,336,889
  PT Bank Dagang Nasional
    Indonesia+.......................    360,500         295,945
  Sakura Bank Ltd....................    124,000       1,575,252
  Sanwa Bank Ltd.....................     65,000       1,323,701
  Sparbanken Sverige AB*.............     33,693         429,777
    BEVERAGES (0.04%)
  Erciyas Biracilik Ve Malt
    Sanayii -- ADR*+.................     13,425         125,655

                                     NUMBER OF        MARKET
                                       SHARES          VALUE
                                     ----------    -------------
COMMON STOCKS (CONTINUED)
    BUILDING (0.30%)
  PT Semen Cibinong..................    348,500   $     869,724
    CHEMICALS (4.04%)
  Ciba-Geigy AG......................      4,306       3,799,853
  Cytec Industries, Inc.*............      5,125         319,672
  Sgl Carbon AG*+....................     50,242       3,896,906
  Takeda Chemical Industries Ltd.....     94,000       1,549,651
  The Carbide/Graphite Group, Inc.*..     63,525         913,172
  Waters Corporation*................     66,200       1,208,150
    COMMERCIAL SERVICES (5.39%)
  Assa Abloy AB -- Class B Free*.....    368,446       3,448,360
  Grand Optical Photoservice.........     16,580       1,621,698
  Medaphis Corporation*..............     24,625         911,125
  Securitas AB -- Class B Free.......    139,932       6,653,873
  Sysdeco Group AS*..................     64,791       1,775,012
  Triple P nv*.......................    122,000       1,220,000
    COMPUTER TECHNOLOGY (9.90%)
  Cisco Systems, Inc.*...............      7,725         576,478
  First Data Corporation.............      2,875         192,266
  Frontec AB -- Class B *............      2,081          60,000
  General Motors Corporation -- Class
    E................................     52,650       2,737,800
  Getronics nv.......................    128,647       6,019,794
  Group Axime*.......................     31,683       2,444,135
  JBA Holdings PLC...................    239,120       1,451,618
  NTT Data Communications Systems
    Company..........................      2,700       9,085,532
  Sun Microsystems, Inc.*............     70,350       3,209,720
  Technology Solutions Company*......     63,225       1,232,888
  WM-Data AB -- Class B..............     36,475       1,651,823
    CONSUMER GOODS (3.26%)
  Amway Japan Ltd....................     36,000       1,522,110
  Wolters Kluwer nv..................     83,639       7,921,389
    CONTAINERS (1.51%)
  Crown Cork & Seal Company, Inc.*...    104,975       4,382,707
    ELECTRIC UTILITIES (0.61%)
  Consolidated Electric Power Asia
    Ltd. -- ADR +....................     20,400         370,692
  Consolidated Electric Power Asia
    Ltd..............................    766,750       1,393,280
    ELECTRONICS (3.27%)
  Canon, Inc.........................    206,000       3,735,648
  Omron Corporation..................    123,000       2,922,325
  Rohm Company.......................     22,000       1,226,726
  Sony Corporation...................     13,800         828,375
  Sony Corporation -- ADR............      5,475         336,028
  Victor Company of Japan Ltd.*......     34,000         431,924
    ENGINEERING & CONSTRUCTION (0.05%)
  New World Infrastructure*+.........     75,600         144,708

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                     NUMBER OF        MARKET
                                       SHARES          VALUE
                                     ----------    -------------
COMMON STOCKS (CONTINUED)
    ENTERTAINMENT (0.36%)
  TABcorp Holdings Limited...........     51,814   $     146,508
  Thorn EMI PLC......................     37,447         881,693
    FINANCE (1.28%)
  Lloyds TSB Group PLC...............    285,377       1,521,970
  Nordbanken AB*.....................     51,791         895,172
  Sumitomo Trust & Banking...........     91,000       1,288,402
    FOODS & FOOD SERVICE (3.15%)
  Cultor Oy 2-Free...................     55,069       2,284,864
  Cultor Oy Series 1.................     38,247       1,586,903
  Huhtamaki Group -- Class I Free....     37,423         905,750
  Ito-Yokado Co......................     24,000       1,480,217
  Nutricia Vereenigde Bedrijven nv...     35,314       2,859,845
    FOREST PRODUCTS & PAPER (0.12%)
  Rotneros Bruks.....................    338,254         357,427
    FURNITURE (0.55%)
  Industrie Natuzzi S.p.A. -- ADR....     35,025       1,589,260
    HOLDING COMPANIES (7.06%)
  Barco Industries nv................     14,733       1,700,732
  Citic Pacific Ltd.*................  1,000,500       3,422,560
  First Pacific Company Ltd.*........     48,000          53,389
  Grupo Carso SA de CV*..............    261,050       1,392,519
  Kinnevik AB -- Class B Free........    438,723      13,742,174
  Malbak Limited 144A -- GDR+........     17,200         119,134
    HOME FURNISHINGS (0.28%)
  AMRE, Inc.*........................     54,700         799,988
    HOTEL & MOTEL (2.26%)
  HFS, Inc.*.........................     79,900       6,531,826
    JEWELRY & WATCHES (0.76%)
  Bulgari S.p.A.*+...................    258,800       2,211,639
    MANUFACTURING (0.57%)
  Getinge Industrier AB -- Class B...      5,619         256,585
  Orkla AS -- Class A................     27,999       1,394,452
    MEDICAL (0.75%)
  Gelman Sciences, Inc.*.............     10,050         253,763
  HEALTHSOUTH Corporation*...........     28,200         821,325
  Scandinavian Mobility International
    AS*+.............................      9,766         234,412
  Takare PLC.........................    306,329         856,092
    METALS (**)
  SSAB Svenskt Stal AB -- Class A....        940           9,649
    OFFICE EQUIPMENT (0.72%)
  Oce-Van Der Grinten nv.............     34,070       2,074,640

                                     NUMBER OF        MARKET
                                       SHARES          VALUE
                                     ----------    -------------
COMMON STOCKS (CONTINUED)
    OIL & GAS (1.29%)
  Petroleum Geo-Services -- ADR*.....     27,700   $     692,500
  YPF Sociedad Anonima SA --
    Sponsored ADR....................    140,975       3,048,585
    PHARMACEUTICALS (12.30%)
  Astra AB -- Class A Free...........     76,815       3,072,833
  Eisai Company Ltd..................     55,000         965,377
  Gehe AG............................      8,208       4,186,878
  Gehe AG -- New*....................      2,239       1,111,599
  Pfizer, Inc........................     16,600       1,045,800
  Roche Holding AG...................      1,380      10,948,096
  R. P. Scherer Corporation*.........     60,125       2,953,641
  Sandoz AG*.........................      5,627       5,166,155
  Sankyo Co. Ltd.....................     59,000       1,327,386
  SmithKline Beecham -- Class A......    167,500       1,846,420
  SmithKline Beecham PLC -- ADR......     29,825       1,655,288
  Yamanouchi Pharmaceutical..........     61,000       1,313,227
    PUBLISHING (0.22%)
  News Corporation Ltd...............    135,635         634,825
    RADIO & TELEVISION (1.01%)
  Bell Cablemedia PLC -- ADR*........      4,675          74,800
  Central European Media Enterprises
    Ltd.*............................     95,125       1,950,063
  Grupo Televisa SA -- Sponsored
    GDR..............................     18,625         419,063
  Heritage Media Corporation -- Class
    A*...............................     13,150         336,969
  Telewest PLC -- ADR*...............      5,500         132,688
    REAL ESTATE (0.97%)
  Mitsubishi Estate Co., Ltd.........    121,000       1,513,673
  Mitsui Fudosan Co., Ltd............    104,000       1,280,838
    RETAIL & DEPARTMENT STORES (2.44%)
  Credit Saison Co., Ltd.............    119,800       2,857,914
  Daimaru, Inc.......................     48,000         372,379
  General Nutrition Companies*.......     54,600       1,255,800
  Hankyu Department Store............     40,000         585,724
  Isetan Co..........................     85,000       1,401,280
  PT Matahari Putra Prima............    329,250         580,224
    SHOES & LEATHER GOODS (0.72%)
  Adidas AG*.........................     27,034       1,433,779
  Gymboree Corp.*....................     31,875         657,422
    TELECOMMUNICATIONS (6.04%)
  DDI Corporation....................        388       3,010,085
  Korea Mobile Telecom 144A --
    GDR*+............................     51,771       2,057,898
  Millicom International Cellular
    SA*..............................     32,825       1,001,163
  Nippon Telegraph & Telephone
    Corporation......................        ***           1,781
  Nokia AB -- K Shares...............     38,460       1,524,818
  Nokia #144 -- A Shares +...........     10,000         387,248
  Nynex CableComms Group*............     11,000         191,125

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                     NUMBER OF        MARKET
                                       SHARES          VALUE
                                     ----------    -------------
COMMON STOCKS (CONTINUED)
    TELECOMMUNICATIONS (CONTINUED)
  Paging Network, Inc.*..............    139,400   $   3,397,876
  Telecom Argentina Stet -- France
    Telecom SA -- ADR................      1,125          53,578
  Telecom Italia S.p.A...............    224,751         395,618
  Telecomunicacoes Brasileiras SA --
    Sponsored ADR....................     70,479       3,393,719
  Telefonica de Argentina SA -- ADR..     73,875       2,013,095
  Videotron Holdings PLC -- ADR*.....      5,500          70,125
    TOBACCO PRODUCTS (2.38%)
  PT Hanjaya Mandala Sampoerna*......    661,500       6,893,040
    TRANSPORTATION (1.79%)
  Swissair AG*.......................      7,093       5,180,074
                                                   -------------
  Total Common Stocks
  (cost: $ 217,008,025)..............                258,209,222
                                                   -------------

                                   PRINCIPAL          MARKET
                                    AMOUNT             VALUE
                                  -----------      -------------
SHORT-TERM U.S. GOVERNMENT
  OBLIGATIONS (3.43%)
  Federal Home Loan Bank
    5.40%, due 02/21/96.........  $10,000,000      $   9,920,500
                                                   -------------
  Total Short-Term U.S. Government
  Obligations
  (cost: $ 9,920,500)...........                       9,920,500
                                                   -------------
COMMERCIAL PAPER (3.76%)
  General Electric Capital
    Corporation
    5.75%, due 01/03/96.........    5,000,000          4,996,806
  Ford Motor Co.
    5.75%, due 01/02/96.........    5,900,000          5,897,172
                                                   -------------
  Total Commercial Paper
  (cost: $ 10,893,978)..........                      10,893,978
                                                   -------------
    Total Investment Securities
    (cost: $ 248,181,898).......                   $ 293,329,803
                                                   ==============
SUMMARY
  Investments at value..........     101.32 %      $ 293,329,803
  Liabilities in Excess
    of Other Assets.............      (1.32)%         (3,824,156)
                                     --------      -------------
  Net Assets....................     100.00 %      $ 289,505,647
                                     --------      -------------
                                     --------      -------------
INVESTMENTS BY COUNTRY
Size of investment is indicated as a percentage of total
portfolio net assets.

                                     MARKET VALUE    PERCENTAGE
                                     -------------   ----------
  Australia........................  $     781,332       0.27%
  Belgium..........................      1,700,732       0.59%
  Brazil...........................      1,925,504       0.67%
  Denmark..........................        234,412       0.08%
  Finland..........................      6,689,582       2.31%
  France...........................      4,065,835       1.40%
  Germany..........................     27,873,130       9.63%
  Hong Kong........................      7,277,670       2.51%
  Indonesia........................      8,638,931       2.98%
  Italy............................      2,607,256       0.90%
  Japan............................     51,155,300      17.67%
  Mexico...........................      4,955,236       1.71%
  Netherlands......................     18,875,664       6.52%
  Norway...........................      3,169,464       1.09%
  Sweden...........................     30,577,670      10.57%
  Switzerland......................     25,094,177       8.67%
  Thailand.........................        589,299       0.20%
  United Kingdom...................      6,557,803       2.27%
  United States....................     86,736,650      29.96%
                                     -------------   ----------
    Total..........................  $ 289,505,647     100.00%
                                     -------------   ----------
                                     -------------   ----------

NOTES TO SCHEDULE OF INVESTMENTS:
   * No income dividends were paid during the preceding twelve months.
  ** Industry percentage is less than .01%.
 *** Less than one share held.
   + Securities are registered pursuant to rule 144A and may be deemed to be restricted for resale.
ADR  American Depository Receipt
GDR  Global Depository Receipt

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
YEAR ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets

                                      [GRAPH]

Preferred Stocks                           4.94%
Automotive                                 3.45%
Banking                                    8.67%
Chemicals                                  4.04%
Commercial Services                        5.39%
Computer Technology                        9.90%
Consumer Goods                             3.26%
Electronics                                3.27%
Foods & Food Service                       3.15%
Holding Companies                          7.06%
Hotel & Motel                              2.26%
Pharmaceuticals                           12.30%
Retail & Department Stores                 2.44%
Telecommunications                         6.04%
Tobacco Products                           2.38%
Short-Term U.S. Government Obligations     3.43%
Commercial Paper                           3.76%
Other                                     14.26%

Several European markets posted records last year, but few kept pace with the U.S. rally, at least when measured in U.S. dollars. In the Pacific Rim, the Japanese recession continued into year end, though signs of strength emerged in the second half of the year. Domestically, in the history of U.S. financial markets it's hard to find a better environment than existed in 1995. Low interest rates, low inflation, and excellent corporate earnings fueled a broad market advance, and both equities and fixed-income securities produced some of the best results of the last fifty years. Despite the sharp pullback in technology and telecommunications sectors -- market leaders for much of the year -- the advance continued through the fourth quarter. Returns did not, however, maintain the blistering pace set in the previous nine months.

In this environment, the Global Portfolio gained 23.06% for the year ended December 31, 1995. By comparison, the Morgan Stanley Capital International World Index rose 21.28%. Both returns are with dividends reinvested.

Even though key European interest rates fell in 1995, on the whole, rates remained stubbornly higher. As a result, returns in the larger markets like Germany, France and the UK were kept in check. Nevertheless, the potential of our European growth stocks, especially in the pharmaceuticals, medical, and printing areas, remain compelling. Both Roche Holding AG and SmithKline Beecham enjoy strong balance sheets, excellent earnings growth, and profitable product lines, and sell at lower price/earnings multiples than similar growth stories in the U.S. Wolters Kluwer nv is also building market franchise through acquisitions of professional printing and publishing companies worldwide. In Germany, Fresenius AG (medical products), Fielmann AG (retailing), Gehe AG (pharmaceuticals), and SAP AG (software) contributed to portfolio returns. Swedish stocks that appreciated included Assa Abloy AB (locks and security devices) and Sparbanken Sverige AB (banking), which had substantial gains. Elsewhere, DDI Corporation, an independent Japanese long-distance provider and cellular operator, should profit from consumer enthusiasm for cellular communications in Japan, where the cellular market is still in the early stages.

On the domestic front, the Global Portfolio had a number of standouts during the quarter. HFS, Inc. is the franchisor of many popular hotel and motel chains, including Howard Johnson's, Ramada, and Super 8. The company recently acquired real estate broker Century 21, and is applying the same profitable cross-selling strategy it uses in its hotel business to the residential real estate market. One of the new acquisitions, AMRE, Inc., provides an example of the HFS strategy. AMRE contracts with Sears to do home remodeling and now has entered into an agreement with HFS for referrals from Century 21's customer base. Another outstanding performer during the quarter was Sun Microsystems, Inc., which appreciated earlier in the year, only to give back some of its gains in the fourth quarter. Sun remains a significant holding, however, because it has an excellent product line including commercial workstations and networks used in conjunction with the Internet. Sun also has a new computer language called JAVA that, though still in the testing phase, is already getting a lot of attention from software developers.

In the U.S., while I expect increased volatility in the equity markets in 1996, moderate economic growth and low interest rates should create a favorable environment for stocks. Market volatility can also have the positive effect of creating buying opportunities and increasing demand for high-quality stocks that have more predictable earnings streams. Additionally, as foreign markets and economies continue to deregulate and open to global investment, new and exciting opportunities should increase. Most mature economies are experiencing moderate growth, low inflation, and stable interest rates, which provide a positive environment for equities, and many developing economies are working to attain a similar climate. Over time, these efforts should continue to create exciting markets.

(LOGO)                                /s/ Helen Young Hayes
(1)THE JANUS SYMBOL IS A              ------------------------
  REGISTERED SERVICE MARK OF JANUS    Helen Young Hayes
  CAPITAL CORPORATION                 Global Portfolio Manager

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 227,367,420)......................   $ 272,515,325
  Short-term securities, at amortized cost....      20,814,478
  Cash........................................          38,780
  Receivables:
    Fund shares sold..........................               0
    Securities sold...........................       4,054,102
    Interest..................................               0
    Dividends.................................          12,654
    Foreign receivable........................          58,674
    Foreign currency contracts................       3,298,068
    Other.....................................              87
                                               -----------------
      Total assets............................     300,792,168
                                               -----------------
LIABILITIES:
  Fund shares purchased.......................               0
  Securities purchased........................       8,387,330
  Accounts payable and accrued liabilities:
    Due to foreign sub-custodian..............         740,629
    Investment advisory fees..................         178,818
    Dividends to shareholders.................               0
    Other fees................................         103,840
    Foreign payable...........................               0
    Foreign currency contracts................       1,875,904
                                               -----------------
      Total liabilities.......................      11,286,521
                                               -----------------
        Total net assets......................   $ 289,505,647
                                               ===================
NET ASSETS:
  Capital stock
    ($ .01 par value 100,000,000
    authorized)...............................   $     186,589
  Additional paid-in capital..................     242,913,688
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)...........................        (803,810)
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions.................         610,600
  Net unrealized appreciation (depreciation)
    on:
      Investment securities...................      45,147,905
      Foreign currency transactions...........       1,450,675
                                               -----------------
  Net assets applicable to outstanding
    shares of capital.........................   $ 289,505,647
                                               ===================
  Shares outstanding at December 31, 1995.....      18,658,875
                                               ===================
  Net asset value per share...................   $       15.52
                                               ===================

STATEMENT OF OPERATIONS

                                                  YEAR ENDED
INVESTMENT INCOME:                            DECEMBER 31, 1995
  Interest....................................   $   1,479,551
  Dividends (net of foreign tax of
    $ 410,348)................................       3,020,313
                                               -----------------
        Total investment income...............       4,499,864
                                               -----------------
EXPENSES:
  Investment advisory fees....................       2,075,054
  Printing and shareholder reports............          88,269
  Custodian fees..............................         286,847
  Legal fees..................................           4,414
  Auditing and accounting fees................          19,864
  Directors fees..............................           4,495
  Other fees..................................          88,562
                                               -----------------
        Total expenses........................       2,567,505
  Less:
    Advisory fee waiver and expense
      reimbursement...........................               0
    Fees paid indirectly......................           8,905
                                               -----------------
        Net expenses..........................       2,558,600
                                               -----------------
  Net investment income (loss)................       1,941,264
                                               -----------------
  Net realized gain (loss) on:
      Investment securities...................      12,447,015
      Foreign currency transactions...........      (4,190,026)
                                               -----------------
        Total net realized gain (loss)........       8,256,989
                                               -----------------
  Change in unrealized appreciation
    (depreciation) on:
      Investment securities...................      41,005,180
      Foreign currency transactions...........       2,676,925
                                               -----------------
        Total change in unrealized
          appreciation (depreciation).........      43,682,105
                                               -----------------
      Net gain (loss) on investments..........      51,939,094
                                               -----------------
  Net increase (decrease) in net assets
    resulting from operations.................   $  53,880,358
                                               ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED            YEAR ENDED
                                                                                          DECEMBER 31, 1995     DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)............................................................   $   1,941,264        $   1,463,813
  Net realized gain (loss) on investments and foreign currency transactions...............       8,256,989            8,122,174
  Change in unrealized appreciation (depreciation) on investments and foreign
    currency transactions.................................................................      43,682,105          (10,790,715)
                                                                                          -----------------     -----------------
    Net increase (decrease) in net assets resulting from operations.......................      53,880,358           (1,204,728)
                                                                                          -----------------     -----------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income...................................................................               0           (1,463,813)
  In excess of net investment income......................................................               0             (133,574)
  Net realized gains......................................................................     (11,272,429)          (8,229,252)
  In excess of net realized gains.........................................................               0             (430,412)
                                                                                          -----------------     -----------------
    Total distributions...................................................................     (11,272,429)         (10,257,051)
                                                                                          -----------------     -----------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares.......................................................      33,603,270          171,489,373
  Dividends and distributions reinvested..................................................      11,272,429           10,257,051
  Cost of shares repurchased..............................................................     (59,756,345)          (7,600,214)
                                                                                          -----------------     -----------------
    Increase (decrease) in net assets from capital shares transactions....................     (14,880,646)         174,146,210
                                                                                          -----------------     -----------------
    Net increase (decrease) in net assets.................................................      27,727,283          162,684,431
NET ASSETS:
  Beginning of period.....................................................................     261,778,364           99,093,933
                                                                                          -----------------     -----------------
  End of period...........................................................................   $ 289,505,647        $ 261,778,364
                                                                                          ===================   ===================
    Undistributed net investment income...................................................   $    (803,810)       $           0
                                                                                          ===================   ===================
SHARE ACTIVITY:
  Shares outstanding - beginning of period................................................      19,954,849            7,275,408
                                                                                          -----------------     -----------------
  Shares issued...........................................................................       2,319,062           12,454,611
  Shares issued - reinvestment of dividends and distributions.............................         726,386              781,173
  Shares redeemed.........................................................................      (4,341,422)            (556,343)
                                                                                          -----------------     -----------------
  Increase (decrease) in shares outstanding...............................................      (1,295,974)          12,679,441
                                                                                          -----------------     -----------------
  Shares outstanding - end of period......................................................      18,658,875           19,954,849
                                                                                          ===================   ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------



 [COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND, INC. GLOBAL PORTFOLIO AND THE MORGAN STANELY CAPITAL INTERNATIONAL WORLD INDEX]

                                    [GRAPH]
FINANCIAL HIGHLIGHTS*

FOR THE PERIOD ENDED

                                                                          DECEMBER 31
                                                        ------------------------------------------------
                                                          1995          1994          1993        1992+
                                                        ---------     ---------     --------     -------
Net asset value, beginning of period................... $   13.12     $   13.62     $  10.16     $ 10.00
  Income from operations:
    Net investment income (loss).......................       .10           .10          .04        (.02)
    Net realized and unrealized
      gain (loss) on investments.......................      2.91           .10         3.72         .18
                                                        ---------     ---------     --------     -------
      Total income (loss) from operations..............      3.01           .20         3.76         .16
                                                        ---------     ---------     --------     -------
  Distributions:
    Dividends from net investment income...............       .00          (.10)        (.04)        .00
    Dividends in excess of net investment income.......       .00          (.01)         .00         .00
    Distributions from net realized gains
      on investments...................................      (.61)         (.56)        (.26)        .00
    Distributions in excess of net realized gains
      on investments...................................       .00          (.03)         .00         .00
                                                        ---------     ---------     --------     -------
      Total distributions..............................      (.61)         (.70)        (.30)        .00
                                                        ---------     ---------     --------     -------
Net asset value, end of period......................... $   15.52     $   13.12     $  13.62     $ 10.16
                                                        ==========    ==========    =========    ========
Total return...........................................     23.06%          .25%       35.05%       1.62%
Ratios and supplemental data:
  Net assets at end of period
    (in thousands)..................................... $ 289,506     $ 261,778     $ 99,094     $   508
  Ratio of expenses to average net assets..............       .99%         1.01%        1.09%       2.48%
  Ratio of net investment income (loss)
    to average net assets..............................       .75%          .73%         .30%      (2.23)%
  Portfolio turnover rate..............................    130.60%       192.06%       79.93%        .00%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 6.

+ The inception of this portfolio was December 3, 1992. The total return is not annualized.

   The notes to the financial statements are an integral part of this report. This material must be preceded or accompanied by the Fund's current prospectus. Foreign securities involve special risks described in the prospectus that should be considered carefully before investing.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                     PRINCIPAL        MARKET
                                       AMOUNT          VALUE
                                    ------------   -------------
U.S. GOVERNMENT OBLIGATIONS (6.20%)
  U.S. Treasury Notes
    7.50%, due 01/31/96............. $  2,500,000  $   2,504,725
  U.S. Treasury Notes
    6.13%, due 05/31/97.............    4,300,000      4,353,234
  U.S. Treasury Notes
    6.00%, due 11/30/97.............    4,500,000      4,564,395
  U.S. Treasury Notes
    5.88%, due 05/31/96.............    4,500,000      4,511,565
                                                   -------------
  Total U.S. Government Obligations
  (cost: $ 15,861,466)..............                  15,933,919
                                                   -------------
CORPORATE DEBT SECURITIES (12.29%)
    BANKING (1.27%)
  First Union Corporation
    7.25%, due 02/15/03.............    2,600,000      2,746,250
  Norwest Financial, Inc.
    6.20%, due 09/15/99.............      505,000        512,575
    BEVERAGES (0.16%)
  PepsiCo, Inc.
    7.88%, due 08/15/96.............      409,000        415,135
    CHEMICALS (0.57%)
  M.A. Hanna Company
    9.38%, due 09/15/03.............    1,250,000      1,462,500
    ELECTRIC UTILITIES (0.52%)
  Potomac Electric Power Company
    5.00%, due 09/01/02.............    1,400,000      1,330,000
    ELECTRONICS (0.90%)
  Avnet, Inc.
    6.88%, due 03/15/04.............    2,199,000      2,314,448
    FOODS & FOOD SERVICE (0.40%)
  Dole Food Company
    6.75%, due 07/15/00.............    1,000,000      1,016,250
    INSURANCE (1.03%)
  Torchmark Corporation
    8.63%, due 03/01/17.............    2,500,000      2,637,500
    MEDICAL (0.24%)
  Meditrust Corporation
    6.88%, due 11/15/98.............      600,000        609,000
    OIL & GAS (2.87%)
  Dresser Industries, Inc.
    6.25%, due 06/01/00.............    1,100,000      1,116,500
  Oneok, Inc.
    9.75%, due 12/01/20.............    1,000,000      1,218,750
  Transcontinental Gas Power &
    Light Company
    9.13%, due 02/01/17.............    4,800,000      5,046,000
    RAILROADS (1.18%)
  Union Pacific Corporation
    6.25%, due 03/15/99.............    3,000,000      3,030,000

                                     PRINCIPAL        MARKET
                                       AMOUNT          VALUE
                                    ------------   -------------
CORPORATE DEBT SECURITIES (CONTINUED)
    RETAIL & DEPARTMENT STORES (2.29%)
  May Department Stores Company
    10.75%, due 06/15/18............ $     75,000  $      80,250
  May Department Stores Company
    9.13%, due 12/01/16.............    5,500,000      5,802,500
    TELECOMMUNICATIONS (0.44%)
  GTE Corporation
    10.75%, due 09/15/17............    1,000,000      1,123,750
    TOBACCO PRODUCTS (0.42%)
  RJR Nabisco, Inc.
    8.30%, due 04/15/99.............    1,000,000      1,068,750
                                                   -------------
  Total Corporate Debt Securities
  (cost: $ 31,135,399)..............                  31,530,158
                                                   -------------
CONVERTIBLE BONDS (2.11%)
    COMPUTER TECHNOLOGY (1.10%)
  Danka Business Systems PLC+
    6.75%, due 04/01/02.............    2,000,000      2,830,000
    INSURANCE (1.01%)
  American Travellers Corporation
    6.50%, due 10/01/05.............    1,900,000      2,600,625
                                                   -------------
  Total Convertible Bonds
  (cost: $ 3,900,000)...............                   5,430,625
                                                   -------------
                                     NUMBER OF        MARKET
                                       SHARES          VALUE
                                    ------------   -------------
CONVERTIBLE PREFERRED STOCKS (7.98%)
    FINANCE (1.02%)
  Time Warner Financing.............       83,500  $   2,609,375
    FOREST PRODUCTS & PAPER (2.27%)
  International Paper Company.......       49,000      2,192,750
  James River Corporation of
    Virginia -- Series P............       78,800      3,654,350
    OIL & GAS (1.20%)
  Valero Energy Corporation.........       60,000      3,090,000
    TOBACCO PRODUCTS (1.74%)
  RJR Nabisco Holdings Corp. -
    Series C........................      700,000      4,462,500
    TRANSPORTATION (1.75%)
  Laidlaw One, Inc..................      174,000      4,502,250
                                                   -------------
  Total Convertible Preferred Stocks
  (cost: $ 19,611,053)..............                  20,511,225
                                                   -------------
COMMON STOCKS (66.83%)
    AEROSPACE (1.30%)
  Raytheon Company..................       70,800      3,345,300
    APPAREL & TEXTILES (0.91%)
  Intimate Brands, Inc..............      156,000      2,340,000

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                     NUMBER OF        MARKET
                                       SHARES          VALUE
                                    ------------   -------------
COMMON STOCKS (CONTINUED)
    BANKING (1.47%)
  Mellon Bank Corporation...........       70,000  $   3,762,500
    BEVERAGES (1.72%)
  Adolph Coors Company - Class B....      200,000      4,425,000
    BUILDING (1.39%)
  Sherwin-Williams Company..........       87,700      3,573,775
    CHEMICALS (7.80%)
  E. I. Dupont De Nemours &
    Company.........................       46,000      3,214,250
  Lawter International, Inc. .......      337,500      3,923,438
  Loctite Corporation...............       74,500      3,538,750
  M.A. Hanna Company................      101,650      2,846,200
  Nalco Chemical Company............      130,100      3,919,263
  Olin Corporation..................       35,000      2,598,750
    COMMERCIAL SERVICES (1.18%)
  Olsten Corporation................       76,700      3,029,650
    COMPUTER TECHNOLOGY (1.97%)
  Danka Business Systems
    PLC - ADR.......................       41,900      1,550,300
  Hewlett-Packard Company...........       42,000      3,517,500
    CONSUMER GOODS (0.79%)
  Colgate-Palmolive Company.........       28,700      2,016,175
    ELECTRONICS (6.72%)
  AMP, Inc. ........................       77,000      2,954,875
  Duracell International, Inc. .....       70,000      3,622,500
  Emerson Electric Company..........       32,000      2,616,000
  General Electric Company..........       60,000      4,320,000
  National Service Industries.......      114,800      3,716,650
    ENTERTAINMENT (1.36%)
  Walt Disney Company...............       59,400      3,504,600
    ENVIRONMENTAL SERVICES (1.79%)
  WMX Technologies, Inc. ...........      154,100      4,603,738
    FINANCE (2.25%)
  Federal National Mortgage
    Association.....................       20,000      2,482,500
  H&R Block, Inc. ..................       81,100      3,284,550
    FOODS & FOOD SERVICE (5.07%)
  H.J. Heinz Company................      157,500      5,217,188
  Kellogg Company...................       60,000      4,635,000
  Philip Morris Companies, Inc. ....       35,000      3,167,500
    HOLDING COMPANIES (1.51%)
  Hanson PLC - ADR..................      255,000      3,888,750
    LEISURE (1.23%)
  Callaway Golf Company.............      140,000      3,167,500
    MACHINERY (1.05%)
  Acme-Cleveland Corporation........      143,600      2,692,500

                                     NUMBER OF        MARKET
                                       SHARES          VALUE
                                    ------------   -------------
COMMON STOCKS (CONTINUED)
    MANUFACTURING (3.62%)
  Stewart & Stevenson Services,
    Inc.............................      105,000  $   2,651,250
  Thomas & Betts Corporation........       33,600      2,478,000
  Tyco International Ltd. ..........      117,000      4,168,125
    MEDICAL (3.07%)
  Columbia/HCA Healthcare
    Corporation.....................       69,400      3,522,050
  C.R. Bard, Inc. ..................      135,000      4,353,750
    MINING (0.98%)
  Freeport McMoRan, Inc.............       68,000      2,516,000
    OIL & GAS (6.53%)
  Amoco Corporation.................       60,700      4,362,812
  Atlantic Richfield Company........       34,000      3,765,500
  Exxon Corporation.................       57,400      4,599,175
  Mobil Corporation.................       35,900      4,020,800
    PHARMACEUTICALS (3.28%)
  Pharmacia & Upjohn, Inc...........      122,525      4,747,843
  Schering-Plough Corp..............       67,000      3,668,250
    PHOTOGRAPHY (1.64%)
  Eastman Kodak Company.............       62,900      4,214,300
    PUBLISHING (1.81%)
  A.H. Belo Corp. - Class A.........      133,800      4,649,550
    REAL ESTATE (1.99%)
  Crescent Real Estate Equities,
    Inc. ...........................       70,600      2,409,225
  Storage USA, Inc..................       82,500      2,691,562
    RETAIL & DEPARTMENT STORES (1.89%)
  Home Depot, Inc. .................       51,612      2,470,924
  J.C. Penney Company, Inc. ........       50,000      2,381,250
    TELECOMMUNICATIONS (2.51%)
  Airtouch Communications, Inc.*....      105,400      2,977,550
  Alltel Corporation................      117,900      3,478,050
                                                   -------------
  Total Common Stock
  (cost: $ 142,291,835).............                 171,600,668
                                                   -------------
                                       PRINCIPAL          MARKET
                                          AMOUNT           VALUE
                                    ------------   -------------
SHORT-TERM OBLIGATION (5.38%)
  Salomon Brothers**
    5.38%, Repurchase Agreement
    dated 12/29/95 to be
    repurchased at $ 13,826,791
    on 01/02/96..................... $ 13,818,539  $  13,818,539
                                                   -------------
  Total Short-Term Obligation
  (cost: $ 13,818,539)..........................      13,818,539
                                                   -------------
  Total Investment Securities
  (cost: $ 226,618,292).........................   $ 258,825,134
                                                   ==============

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

SUMMARY
  Investments at value............     100.79 %    $ 258,825,134
  Liabilities in Excess
    of Other Assets...............      (0.79)%       (2,019,464)
                                      --------     -------------
  Net Assets......................     100.00 %    $ 256,805,670
                                      --------     -------------
                                      --------     -------------

NOTES TO SCHEDULE OF INVESTMENTS:
   * No income dividends were paid during the preceding twelve months.
  ** Collateralized by $ 13,179,854 Treasury Bill zero coupon due 06/13/96 and
     $ 1,284,560 Treasury Bill zero coupon due 06/06/96; market value and accrued interest aggregated $ 12,875,399 and $ 1,256,043 respectively for this collateral at December 31, 1995.
   + Securities are registered pursuant to rule 144A and may be deemed to be restricted for resale.
ADR  American Depository Receipt

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
YEAR ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets


                                   [GRAPH]



U.S. Government Obligations                         6.20%
Corporate Debt Securities                          12.29%
Convertible Bonds                                   2.11%
Convertible Preferred Stocks                        7.98%
Chemicals                                           7.80%
Electronics                                         6.72%
Finance                                             2.25%
Foods & Food Service                                5.07%
Manufacturing                                       3.62%
Medical                                             3.07%
Oil & Gas                                           6.53%
Pharmaceuticals                                     3.28%
Telecommunications                                  2.51%
Short-Term Obligation                               5.38%
Other                                              25.19%




The Equity-Income Portfolio, with its objective of growth and income generation, invests in common stocks, convertible securities, intermediate-term government and corporate bonds, and cash. For the year ended December 31, 1995, the Equity-Income Portfolio gained 24.66%. By comparison, the Standard & Poor's Index of 500 Common Stocks index rose 37.58% and the Lehman Brothers Government/Corporate Intermediate Bond Index advanced 15.3% for the corresponding period. At year end, the asset mix for the Portfolio was 66.8% stocks, 10.1% convertible securities, 12.3% corporate bonds, 6.2% U.S. Treasury bonds, and 4.6% cash equivalents.

The strong returns from financial assets continued through the third and fourth calendar quarter, leaving 1995 with the best total return from the S&P 500 since 1958. The sectors leading the market shifted dramatically in the fourth quarter. As signs of a slowing economy persisted, investors moved towards companies with the ability to generate consistent growth in a more difficult economic environment. This shift favored the healthcare, consumer non-durable, financial, and energy sectors. Technology, retail, consumer cyclicals, and basic industry sectors fared poorly as the level and sustainability of their earnings growth became more uncertain. These trends benefitted the Portfolio as we had begun to emphasize the more consistent sectors early in the third quarter. New holdings or rising weightings in these sectors included H.J. Heinz Company, Columbia/HCA Healthcare Corporation, Pharmacial, Upjohn, Inc. and Federal National Mortgage Association.

The second half also witnessed a rotation back into larger capitalization stocks. After outpacing the S&P 500 in the third quarter, the Russell 2000 Index lagged substantially in the fourth quarter, with a 2.2% gain versus the S&P 500's 6.0% advance. This shift resulted in the smaller-company indexes like the Russell 2000 and even the technology-laden NASDAQ Composite lagging the S&P 500 for the year. During the period, we held several larger growth companies like General Electric Company, Kellogg Company, and Philip Morris Companies, Inc., as well as several undergoing restructuring such as Eastman Kodak Company, Colgate-Palmolive Company, H&R Block, Inc., and Hanson PLC.

Our discipline emphasizes sustainable unit growth over cost cutting that can temporarily buoy earnings growth. We believe the medium-sized growth companies with above-average growth prospects and lower valuations are more attractive than many larger companies. We also believe the record level of merger and acquisition activity and readily available credit will continue to result in business combinations at above-market prices for the strong franchise companies we identify.

With our objective of generating a current yield above that of the S&P 500, less than 1% of the holdings in the Portfolio pay no dividends. We are underweighted in technology because of the lack of dividends and because heading into the second half of 1995, our assessment was this sector was expensive in relation to historical valuations. This sector has indeed corrected severely in the fourth quarter, and our small sector holding allowed us to avoid the large price declines suffered by even the leading companies in that area.

With investor expectations at elevated levels, the uncertainty created by the presidential race, the budget, the level of corporate profit growth, and the unknown extent of the economic slowdown, we forecast an increase in the stock market's volatility in 1996. The Equity-Income Portfolio remains focused on stocks of companies with strong balance sheets, established market shares within their industries, and high and sustainable profitability levels. Investing in fundamentally sound companies and avoiding overvalued sectors of the market will play a larger role in the returns available to investors during 1996.

       [LKCM LOGO]             /s/ Luther King              /s/ Scot C. Hollmann             /s/ Patrick Clegg
                               ---------------              --------------------             -----------------
                               Luther King                  Scot C. Hollmann                 Patrick Clegg
                                                    Equity-Income Portfolio Managers

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 212,799,753)......................   $ 245,006,595
  Short-term securities, at amortized cost....      13,818,539
  Cash........................................               0
  Receivables:
    Fund shares sold..........................               0
    Securities sold...........................               0
    Interest..................................         851,347
    Dividends.................................         410,032
    Foreign receivable........................           3,680
    Other.....................................               0
                                               -----------------
      Total assets............................     260,090,193
                                               -----------------
LIABILITIES:
  Fund shares purchased.......................               0
  Securities purchased........................       3,070,975
  Accounts payable and accrued liabilities:
    Custody fees..............................               0
    Investment advisory fees..................         160,589
    Dividends to shareholders.................               0
    Other fees................................          52,959
                                               -----------------
      Total liabilities.......................       3,284,523
                                               -----------------
        Total net assets......................   $ 256,805,670
                                               ===================
NET ASSETS:
  Capital stock
    ($ .01 par value 100,000,000
    authorized)...............................   $     199,625
  Additional paid-in capital..................     223,831,232
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)...........................          17,969
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions.................         550,002
  Net unrealized appreciation (depreciation)
    on:
    Investment securities.....................      32,206,842
                                               -----------------
  Net assets applicable to outstanding
    shares of capital.........................   $ 256,805,670
                                               ===================
  Shares outstanding at December 31, 1995.....      19,962,450
                                               ===================
  Net asset value per share...................   $       12.86
                                               ===================

STATEMENT OF OPERATIONS

                                                  YEAR ENDED
              INVESTMENT INCOME:               DECEMBER 31, 1995
  Interest....................................   $   3,523,806
  Dividends (net of foreign tax of
    $ 19,256).................................       5,094,751
                                               -----------------
        Total investment income...............       8,618,557
                                               -----------------
EXPENSES:
  Investment advisory fees....................       1,746,022
  Printing and shareholder reports............          67,478
  Custodian fees..............................          33,309
  Legal fees..................................           3,354
  Auditing and accounting fees................          14,535
  Directors fees..............................           3,426
  Other fees..................................          33,298
                                               -----------------
        Total expenses........................       1,901,422
  Less:
    Advisory fee waiver and expense
      reimbursement...........................               0
    Fees paid indirectly......................              11
                                               -----------------
        Net expenses..........................       1,901,411
                                               -----------------
  Net investment income (loss)................       6,717,146
                                               -----------------
  Net realized gain (loss) on:
      Investment securities...................       9,894,197
  Change in unrealized appreciation
    (depreciation) on:
      Investment securities...................      31,505,904
                                               -----------------
      Net gain (loss) on investments..........      41,400,101
                                               -----------------
  Net increase (decrease) in net assets
    resulting from operations.................   $  48,117,247
                                               ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           YEAR ENDED             YEAR ENDED
                                                                                        DECEMBER 31, 1995      DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $   6,717,146         $   4,099,175
  Net realized gain (loss) on investments...............................................       9,894,197            (2,641,183)
  Change in unrealized appreciation (depreciation) on investments.......................      31,505,904            (1,894,090)
                                                                                        -----------------     -------------------
    Net increase (decrease) in net assets resulting from operations.....................      48,117,247              (436,098)
                                                                                        -----------------     -------------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income.................................................................      (6,700,560)           (4,097,792)
  Net realized gains....................................................................      (6,702,504)                    0
                                                                                        -----------------     -------------------
    Total distributions.................................................................     (13,403,064)           (4,097,792)
                                                                                        -----------------     -------------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares.....................................................      49,617,709           102,858,390
  Dividends and distributions reinvested................................................      13,403,064             4,097,792
  Cost of shares repurchased............................................................     (24,796,488)           (9,115,514)
                                                                                        -----------------     -------------------
    Increase (decrease) in net assets from capital shares transactions..................      38,224,285            97,840,668
                                                                                        -----------------     -------------------
    Net increase (decrease) in net assets...............................................      72,938,468            93,306,778
NET ASSETS:
  Beginning of period...................................................................     183,867,202            90,560,424
                                                                                        -----------------     -------------------
  End of period.........................................................................   $ 256,805,670         $ 183,867,202
                                                                                        ===================   ====================
    Undistributed net investment income.................................................   $      17,969         $       1,383
                                                                                        ===================   ====================
SHARE ACTIVITY:
  Shares outstanding - beginning of period..............................................      16,863,575             8,060,755
                                                                                        -----------------     -------------------
  Shares issued.........................................................................       4,064,325             9,254,687
  Shares issued - reinvestment of dividends and distributions...........................       1,059,083               379,699
  Shares redeemed.......................................................................      (2,024,533)             (831,566)
                                                                                        -----------------     -------------------
  Increase (decrease) in shares outstanding.............................................       3,098,875             8,802,820
                                                                                        -----------------     -------------------
  Shares outstanding - end of period....................................................      19,962,450            16,863,575
                                                                                        ===================   ====================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------

 Comparison of change in value of $10,000 investment in the WRL Series Fund, Inc. Equity-Income Portfolio, the Standard & Poor's index of 500 Common Stock and Lehman Brothers Government/Corporate Intermediate Bond Index


                                   [GRAPH]


FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                                               DECEMBER 31
                                                                 ----------------------------------------
                                                                   1995            1994           1993+
                                                                 ---------       ---------       --------
Net asset value, beginning of period...........................  $   10.90       $   11.23       $  10.00
  Income from operations:
    Net investment income (loss)...............................        .37             .31            .19
    Net realized and unrealized
      gain (loss) on investments...............................       2.33            (.33)          1.33
                                                                 ---------       ---------       --------
      Total income (loss) from operations......................       2.70            (.02)          1.52
                                                                 ---------       ---------       --------
  Distributions:
    Dividends from net investment income.......................       (.37)           (.31)          (.19)
    Distributions from net realized gains
      on investments...........................................       (.37)            .00           (.10)
                                                                 ---------       ---------       --------
      Total distributions......................................       (.74)           (.31)          (.29)
                                                                 ---------       ---------       --------
Net asset value, end of period.................................  $   12.86       $   10.90       $  11.23
                                                                 ==========      ==========      =========
Total return...................................................      24.66%           (.53)%        13.49%
Ratios and supplemental data:
  Net assets at end of period
    (in thousands).............................................  $ 256,806       $ 183,867       $ 90,560
  Ratio of expenses to average net assets......................        .87%            .89%          1.00%
  Ratio of net investment income (loss)
    to average net assets......................................       3.07%           2.78%          1.70%
  Portfolio turnover rate......................................      52.59%          53.50%         27.41%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 6.

+ The inception of this portfolio was March 1, 1993. The total return is not annualized.

   The notes to the financial statements are an integral part of this report. This material must be preceded or accompanied by the Fund's current prospectus.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                    NUMBER OF        MARKET
                                     SHARES           VALUE
                                    ---------     -------------
COMMON STOCKS (96.53%)
    APPAREL & TEXTILES (2.33%)
  Fila Holding S.p.A. - Sponsored
    ADR.............................   20,000     $     910,000
  Gadzooks, Inc.*...................   10,000           252,500
  Liz Claiborne, Inc................   27,000           749,250
  Nautica Enterprises, Inc.*........   20,000           875,000
  Quiksilver, Inc.*.................   19,100           652,981
  St. John Knits, Inc. .............   22,000         1,168,750
  Tommy Hilfiger Corporation*.......   50,000         2,118,750
    BANKING (4.62%)
  Bank of Boston Corporation........   65,000         3,006,250
  Baybanks, Inc. ...................   25,000         2,456,250
  City National Corporation.........   40,000           560,000
  Coast Savings Financial, Inc.*....   27,400           948,725
  Cullen/Frost Bankers, Inc. .......   20,000         1,000,000
  First American Corporation........   20,000           947,500
  First Bank System, Inc. ..........   15,000           744,375
  MBNA Corporation..................   15,000           553,125
  Mercantile Bancorporation.........   25,000         1,150,000
  North Fork Bancorporation, Inc....   20,000           505,000
  Peoples Heritage Financial
    Group, Inc......................   25,000           568,750
  Star Banc Corporation.............   15,000           892,500
    BEVERAGES (0.19%)
  Coca-Cola Enterprises, Inc. ......   20,000           535,000
    BIO-TECHNOLOGY (0.18%)
  Quintiles Transnational
    Corporation*....................   12,500           512,500
    BUILDING (1.09%)
  Beazer Homes USA, Inc.*...........   20,000           412,500
  Centex Corporation................   25,000           868,750
  Granite Construction, Inc.........   26,600           837,900
  Toll Brothers, Inc.*..............   45,000         1,035,000
    CHEMICALS (2.25%)
  Agrium, Inc.......................   20,000           900,000
  Albemarle Corporation.............   30,000           581,250
  B.F. Goodrich Company.............   20,000         1,362,500
  FMC Corporation*..................    5,000           338,125
  Hercules, Inc. ...................   15,000           845,625
  IMC Global, Inc. .................   60,000         2,452,500
    COMMERCIAL SERVICES (3.72%)
  Accustaff, Inc.*..................   15,000           660,000
  Alternative Resources
    Corporation*....................   20,000           605,000
  Cambridge Technology Partners,
    Inc.*...........................   15,000           862,500
  Corestaff, Inc.*..................    4,000           146,000
  Corrections Corporation
    of America*.....................   60,000         2,227,500
  Equifax, Inc......................   70,000         1,496,250
  HA-LO Industries, Inc.*...........   10,000           307,500
  Health Mgmt Systems, Inc.*........   20,000           780,000
  Interpublic Group of
    Companies, Inc. ................   20,000           867,500
  Measurex Corp. ...................   25,000           706,250
  Medaphis Corporation*.............   21,800           806,600
  National Media Corporation*.......   15,000           315,000

                                    NUMBER OF        MARKET
                                     SHARES           VALUE
                                    ---------     -------------
COMMON STOCKS (CONTINUED)
    COMMERCIAL SERVICES (CONTINUED)
  Oxford Resources Corp - Class
    A*..............................   35,000     $     787,500
  Sitel Corp.*......................    5,000           153,125
    COMPUTER TECHNOLOGY (15.40%)
  3Com Corporation*.................   35,000         1,631,875
  America Online, Inc.* ............   35,000         1,312,500
  Aspen Technology, Inc.*...........   15,000           506,250
  Bay Networks, Inc.*...............   60,000         2,467,500
  Cabletron Systems, Inc.*..........   15,000         1,215,000
  Cadence Design Systems, Inc.*.....   67,500         2,835,000
  Ceridian Corporation*.............   10,000           412,500
  Ciber, Inc.*......................    8,000           187,000
  CKS Group, Inc.*..................    5,000           195,000
  Clarify, Inc.*....................    5,000           150,000
  Cycare Systems, Inc.*.............   15,500           397,188
  Dell Computer Corporation*........   50,000         1,731,250
  Discreet Logic, Inc.*.............    9,600           240,000
  Global Village Communication*.....   25,000           484,375
  HBO & Company.....................   60,000         4,597,500
  HPR, Inc.*........................    5,000           150,625
  IDX Systems Corporation*..........    5,000           173,750
  Informix Corporation*.............   50,000         1,500,000
  Inso Corporation*.................   10,800           459,000
  Kronos, Inc.*.....................   15,400           731,500
  McAfee Associates, Inc.*..........   50,000         2,193,750
  Medic Computer Systems, Inc.*.....   35,000         2,117,500
  Meta-Software, Inc.*..............    2,000            33,500
  MetaTools, Inc.*..................    5,000           130,000
  Micros Systems, Inc.*.............   19,500           960,375
  Mylex Corporation*................   40,000           765,000
  National Data Corporation.........   30,000           742,500
  Netscape Communications
    Corporation*....................    5,000           695,000
  Network Appliance, Inc.*..........    3,600           144,450
  Network General Corporation*......   20,000           667,500
  Oracle Systems Corporation*.......   15,000           635,625
  Pairgain Technologies, Inc.*......   22,500         1,231,875
  Parametric Technology Company*....   25,000         1,662,500
  PeopleSoft, Inc.*.................   30,000         1,290,000
  Pixar, Inc.*......................    1,400            40,425
  Premenos Technology
    Corporation*....................    3,000            79,125
  PRI Automation, Inc.*.............   20,000           702,500
  Project Software & Development,
    Inc.*...........................   20,000           697,500
  Pure Software, Inc.*..............    6,000           193,500
  Quarterdeck Corporation*..........   30,000           825,000
  RadiSys Corporation*..............   10,000           117,500
  Reynolds & Reynolds Company -
    Class A.........................   30,000         1,166,250
  ROSS Technology, Inc.*............    6,000            58,500
  Scopus Technology, Inc.*..........    2,500            63,125
  Security Dynamics Technologies,
    Inc.*...........................   12,500           681,250
  Structural Dynamics Research
    Corporation*....................   20,000           587,500
  Sun Microsystems, Inc.*...........   55,000         2,509,375
  Sungard Data Systems, Inc.*.......   40,000         1,140,000
  Sync Research, Inc.*..............    2,500           113,125
  UUNET Technologies, Inc.*.........   10,000           630,000
  Visio Corporation*................    5,000           141,250
  Zoran Corporation*................    3,000            62,250

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                    NUMBER OF        MARKET
                                     SHARES           VALUE
                                    ---------     -------------
COMMON STOCKS (CONTINUED)
    COSMETICS (0.09%)
  Thermolase Corporation*...........   10,000     $     258,750
    ELECTRONICS (9.25%)
  Allen Group, Inc..................   30,000           671,250
  Altera Corporation*...............   25,000         1,243,750
  Analog Devices, Inc.*.............   25,000           884,375
  Atmel Corporation*................   25,000           559,375
  BMC Industries, Inc. .............   20,000           465,000
  C-Cube Microsystems, Inc.*........   45,000         2,812,500
  Cyberoptics Corporation*..........   35,000         1,391,250
  Harman International
    Industries, Inc. ...............   25,000         1,003,125
  Input/Output, Inc.*...............   40,000         2,310,000
  International Rectifier
    Corporation*....................   50,000         1,250,000
  Jabil Circuit, Inc.*..............   30,000           337,500
  Kemet Corporation*................   40,000           955,000
  Kent Electronics Corp.*...........   20,000         1,167,500
  KLA Instruments Corporation*......   20,000           521,250
  Linear Technology Corporation.....   50,000         1,962,500
  Macromedia, Inc.*.................   30,000         1,567,500
  Oak Technology, Inc.*.............   22,500           950,625
  Raychem Corporation...............   17,500           995,312
  Robotic Vision Systems, Inc.*.....   30,000           723,750
  SCI Systems, Inc.*................   50,000         1,550,000
  Sundstrand Corporation............   20,000         1,407,500
  ThermoSpectra Corporation*........    5,000            78,125
  UCAR International, Inc.*.........   15,000           506,250
  Ultratech Stepper, Inc.*..........   20,000           515,000
  Watkins-Johnson Company...........   20,000           875,000
    ENTERTAINMENT (0.98%)
  Mirage Resorts, Inc.*.............   50,000         1,725,000
  Regal Cinemas, Inc.*..............   37,500         1,115,625
    ENVIRONMENTAL SERVICES (1.14%)
  Sanifill, Inc.*...................   30,000         1,001,250
  United Waste Systems, Inc.*.......   30,000         1,117,500
  U.S. Filter Corporation*..........   25,000           665,625
  U.S.A. Waste Services, Inc.*......   26,000           490,750
    FINANCE (4.40%)
  Aames Financial Corp..............   20,000           557,500
  Bank of New York
    Company, Inc. ..................   50,000         2,437,500
  Finova Group, Inc. ...............   20,000           965,000
  First Investors Financial Services
    Group*..........................    5,000            40,625
  Green Tree Financial
    Corporation.....................   70,000         1,846,250
  Mercury Finance Company...........   35,000           463,750
  Student Loan Marketing
    Association.....................   22,500         1,482,188
  Sunamerica, Inc. .................   40,000         1,900,000
  TCF Financial Corporation.........   50,000         1,656,250
  The Money Store, Inc. ............   18,750           292,969
  United Companies Financial
    Corporation.....................   40,000         1,055,000
    FOODS & FOOD SERVICE (0.23%)
  Richfood Holdings, Inc. ..........   25,000           668,750

                                    NUMBER OF        MARKET
                                     SHARES           VALUE
                                    ---------     -------------
COMMON STOCKS (CONTINUED)
    HOTEL & MOTEL (0.85%)
  HFS, Inc.*........................   20,000     $   1,635,000
  La Quinta Inns, Inc. .............   30,000           821,250
    HOUSEHOLD PRODUCTS (0.49%)
  First Brands Corporation..........   25,000         1,190,625
  USA Detergents, Inc.*.............   10,000           235,000
    HOUSING (0.28%)
  Clayton Homes, Inc. ..............   37,500           801,562
    INSTRUMENTS (1.08%)
  Millipore Corporation.............   35,000         1,439,375
  Tektronix, Inc. ..................   15,000           736,875
  Thermedics, Inc.*.................   25,000           693,750
  Zygo Corporation*.................   10,000           251,250
    INSURANCE (3.64%)
  American Bankers Insurance Group..   35,000         1,365,000
  American Travellers
    Corporation*....................   15,000           421,875
  CMAC Investment Corporation.......   15,000           660,000
  Compdent Corporation*.............    6,800           282,200
  Exel Limited......................   20,000         1,220,000
  First Commonwealth, Inc.*.........    2,000            52,000
  Fremont General Corporation.......   20,000           735,000
  Mercury General Corporation.......   20,000           955,000
  Old Republic International
    Corporation.....................   30,000         1,065,000
  Penncorp Financial Group, Inc. ...   38,200         1,122,125
  Reliastar Financial Corp..........   20,000           887,500
  TIG Holdings, Inc.................   20,000           570,000
  United Dental Care, Inc.*.........   15,000           618,750
  Vesta Insurance Group, Inc. ......   10,000           545,000
    MACHINERY (1.77%)
  Black & Decker Corporation........   22,100           779,025
  Cognex Corporation*...............   40,000         1,390,000
  Dover Corporation.................   20,000           737,500
  Duriron Company, Inc. ............   25,000           584,375
  Greenfield Industries, Inc. ......   30,000           937,500
  Snap-On, Inc. ....................   15,000           678,750
    MANUFACTURING (0.44%)
  Danaher Corporation...............   40,000         1,270,000
    MEDICAL (10.78%)
  Boston Scientific Corporation*....   50,000         2,450,000
  Circon Corporation*...............   36,600           741,150
  Coherent, Inc.*...................   10,000           405,000
  Enterprise Systems, Inc.*.........    2,400            73,200
  Guidant Corporation...............   55,000         2,323,750
  Gulf South Medical Supply,
    Inc.*...........................   20,000           605,000
  Health Management Associates,
    Inc.*...........................   53,750         1,404,218
  HEALTHSOUTH Corporation*..........   45,000         1,310,625
  Invacare Corporation..............   40,000         1,010,000
  Maxicare Health Plans, Inc.*......   25,000           671,875
  MediSense, Inc.*..................   20,000           632,500
  MedPartners/Mullikin, Inc.*.......   25,000           825,000
  Medtronic, Inc. ..................   40,000         2,235,000
  Mentor Corporation................   40,000           920,000
  MiniMed, Inc.*....................   26,600           332,500

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                    NUMBER OF        MARKET
                                     SHARES           VALUE
                                    ---------     -------------
COMMON STOCKS (CONTINUED)
    MEDICAL (CONTINUED)
  National Surgery Centers, Inc.*...    5,000     $     115,000
  Nellcor Puritan Bennett, Inc.*....   20,000         1,160,000
  OccuSystems, Inc.*................   25,000           500,000
  Omnicare, Inc. ...................   50,000         2,237,500
  PhyCor, Inc.*.....................   70,000         3,539,375
  Physician Reliance Network,
    Inc.*...........................   25,000           993,750
  Physician Sales & Service,
    Inc.*...........................   40,000         1,140,000
  Renal Treatment Centers, Inc.*....   20,000           880,000
  Research Medical, Inc.*...........   37,000           999,000
  Respironics, Inc. ................   20,000           420,000
  Spine-Tech, Inc.*.................   15,000           348,750
  Sybron Corporation*...............   30,000           712,500
  Total Renal Care Holdings,
    Inc.*...........................    4,500           132,750
  United Healthcare Corporation.....   20,000         1,310,000
  Universal Health Services, Inc. --
    Class B*........................   15,000           665,625
    METALS (0.48%)
  Mueller Industries, Inc.*.........   20,000           585,000
  Precision Castparts Corporation...   20,000           795,000
    MINING (0.80)%
  Minerals Technologies, Inc........   15,000           547,500
  Potash Corporation of
    Saskatchewan, Inc...............   25,000         1,771,875
    OFFICE EQUIPMENT (1.00%)
  Alco Standard Corporation.........   50,000         2,281,250
  Nu-Kote Holding, Inc. -- Class
    A*..............................   35,000           595,000
    OIL & GAS (4.81%)
  BJ Services Company -- Warrants*..   14,000           106,750
  BJ Services Company*..............   39,378         1,141,962
  Cairn Energy USA, Inc.*...........   10,000           140,000
  Camco International, Inc..........   25,000           700,000
  Chesapeake Energy Corporation*....   37,500         1,246,875
  Diamond Offshore Drilling,
    Inc.*...........................   25,000           843,750
  DLB Oil & Gas, Inc.*..............   25,000           240,625
  Global Marine, Inc.*..............   75,000           656,250
  Kerr-McGee Corporation............   25,000         1,587,500
  Newfield Exploration Company*.....   25,000           675,000
  Phoenix Resource
    Companies, Inc..................   20,000           345,000
  Pogo Producing Company............   40,000         1,130,000
  Pride Petroleum Services, Inc.*...   60,000           637,500
  Smith International, Inc.*........   50,000         1,175,000
  Sonat Offshore Drilling Company,
    Inc.............................   45,000         2,013,750
  Tidewater, Inc....................   30,000           945,000
  Varco International, Inc.*........   25,000           300,000
    PACKAGING (0.34%)
  Sealed Air Corporation*...........   16,000           450,000
  Sonoco Products Co................   20,000           525,000
    PHARMACEUTICALS (1.40%)
  Cardinal Health, Inc..............   12,500           684,375
  Dura Pharmaceuticals, Inc.*.......   40,000         1,390,000
  Watson Pharmaceutical, Inc.*......   40,000         1,960,000

                                    NUMBER OF        MARKET
                                     SHARES           VALUE
                                    ---------     -------------
COMMON STOCKS (CONTINUED)
    PUBLISHING (1.53%)
  Desktop Data, Inc.*...............    5,000     $     122,500
  Gartner Group, Inc. -- Class A*...   35,000         1,675,625
  Meredith Corporation..............   40,000         1,675,000
  Scientific Games Holdings
    Corporation*....................   25,000           943,750
    RADIO & TELEVISION (1.53%)
  Clear Channel
    Communications, Inc.*...........   40,000         1,765,000
  Evergreen Media
    Corporation -- Class A*.........   30,000           960,000
  Infinity Broadcasting
    Corporation -- Class A*.........   45,000         1,676,250
    RAILROADS (0.61%)
  Conrail, Inc......................   25,000         1,750,000
    RESTAURANTS (1.44%)
  Applebee's International, Inc.....   35,000           796,250
  Boston Chicken, Inc.*.............   35,000         1,124,375
  Lone Star Steakhouse & Saloon,
    Inc.*...........................   35,000         1,343,125
  Outback Steakhouse, Inc.*.........   25,000           896,875
  RETAIL & DEPARTMENT STORES (6.59%)
  Baby Superstore, Inc.*............   10,000           570,000
  Bed Bath & Beyond, Inc.*..........   15,000           582,187
  Boise Cascade Office Products
    Corporation*....................   15,000           641,250
  Casey's General Stores, Inc.......   40,000           875,000
  CompUSA, Inc.*....................   25,000           778,125
  Consolidated Stores Corporation*..   55,000         1,196,250
  Corporate Express, Inc.*..........   50,000         1,506,250
  Eastbay, Inc.*....................    4,000            79,000
  Eckerd Corporation*...............   20,000           892,500
  Fastenal Company..................   30,000         1,267,500
  Garden Ridge Corp.*...............   10,000           387,500
  General Nutrition Companies*......   50,000         1,150,000
  Henry Schein, Inc.*...............    5,700           168,150
  Just For Feet, Inc.*..............   30,000         1,072,500
  Kroger Company*...................   40,000         1,500,000
  Micro Warehouse, Inc.*............   20,000           865,000
  Petco Animal Supplies, Inc.*......   15,000           438,750
  Safeway, Inc.*....................   20,000         1,030,000
  Staples, Inc.*....................   55,000         1,340,625
  Starbucks Corporation*............   40,000           840,000
  Sunglass Hut International,
    Inc.*...........................   30,000           712,500
  Vons Companies, Inc.*.............   20,000           565,000
  Zale Corporation*.................   35,000           564,375
    SHOES & LEATHER GOODS (0.49%)
  Wolverine World Wide, Inc.........   45,000         1,417,500
    TELECOMMUNICATIONS (7.84%)
  Ascend Communications, Inc.*......   70,000         5,678,750
  Aspect Telecommunication
    Corporation*....................   27,500           921,250
  AT&T Capital Corporation..........   20,000           765,000
  Cascade Communications Corp.*.....   15,000         1,278,750
  Cellular Communications, Inc. -
    Class A*........................   10,000           497,500

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                    NUMBER OF        MARKET
                                     SHARES           VALUE
                                    ---------     -------------
COMMON STOCKS (CONTINUED)
    TELECOMMUNICATIONS (CONTINUED)
  Cincinnati Bell, Inc..............   40,000     $   1,390,000
  DSP Communications, Inc.*.........   25,000         1,090,625
  ECI Telecommunications Limited....   20,000           456,250
  Frontier Corporation..............   50,000         1,500,000
  Glenayre Technologies, Inc.*......   20,000         1,245,000
  LCI International, Inc.*..........   60,000         1,230,000
  MIDCOM Communications, Inc.*......   15,000           273,750
  Palmer Wireless, Inc.*............   15,000           330,000
  Picturetel Corporation*...........   25,000         1,078,125
  U.S. Robotics Corporation*........   45,000         3,948,750
  VTEL Corporation*.................   50,000           925,000
    TRANSPORTATION (2.47%)
  Airborne Freight Corporation......   25,000           665,625
  Comair Holdings Inc...............   37,500         1,007,812
  Consolidated Delivery & Logistics,
    Inc.*...........................   33,900           372,900
  Continental Airlines, Inc. -
    Class A*........................   10,000           425,000
  Continental Airlines, Inc. -
    Class B *.......................   30,000         1,305,000
  Fritz Companies, Inc.*............   20,000           830,000
  Midwest Express Holdings, Inc.*...   15,000           416,250
  Northwest Airlines Corp. -
    Class A*........................   41,000         2,091,000
                                                  -------------
  Total Common Stocks
  (cost: $ 210,126,820).............                278,497,729
                                                  -------------

                                  PRINCIPAL           MARKET
                                    AMOUNT             VALUE
                                 ------------      -------------
SHORT-TERM U.S. GOVERNMENT
  OBLIGATION (6.22%)
  Federal Home Loan Mortgage
    Corp.
    5.75%, due 01/02/96.......... $ 17,955,000     $  17,946,397
                                                   -------------
  Total Short-Term U.S. Government
    Obligations
    (cost: $ 17,946,397).........                     17,946,397
                                                   -------------
    Total Investment Securities
    (cost: $ 228,073,217)........                  $ 296,444,126
                                                   -------------
                                                   -------------
SUMMARY
  Investments at value...........     102.75 %     $ 296,444,126
  Liabilities in Excess
    of Other Assets..............      (2.75)%        (7,924,891)
                                     --------      -------------
  Net Assets.....................     100.00 %     $ 288,519,235
                                     --------      -------------
                                     --------      -------------

NOTES TO SCHEDULE OF INVESTMENTS:
   * No income dividends were paid during the preceding twelve months. ADR American Depository Receipt

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
YEAR ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets

                                   [GRAPH]

Apparel & Textiles                                                   2.33%
Banking                                                              4.62%
Commercial Services                                                  3.72%
Computer Technology                                                 15.40%
Electronics                                                          9.25%
Finance                                                              4.40%
Insurance                                                            3.64%
Medical                                                             10.78%
Oil & Gas                                                            4.81%
Retail & Department Stores                                           6.59%
Telecommunications                                                   7.84%
Transportation                                                       2.47%
Short-Term U.S. Government Obligations                               6.22%
Other                                                               17.93%


The Emerging Growth Portfolio gained 46.79% during the year ended December 31, 1995, rising with a market that continued to rally in response to good earnings and falling interest rates. The Portfolio beat all the major comparable indexes including the NASDAQ Composite, the S&P Midcap Index, and the Russell 2000, which gained 40.9%, 30.9%, and 28.4%, respectively, for the same period.

Technology and finance led in the fourth quarter as the market appears to be rotating more among sectors, meaning it now might be more of a "stock pickers' market" rather than a sector betting market. Investors seem to be looking for companies that can maintain solid growth even as the economy slows. The Emerging Growth Portfolio, with its emphasis on small-company growth stocks, is ideally positioned with investments in those types of companies.

The investment style we employ is a bottom-up approach which focuses on stock selection rather than "market timing" or "sector rotation". Risk is controlled by maintaining a broadly diversified portfolio, not by making big bets on any one sector or stock. Usually the Portfolio remains fully invested. The objective is to outperform the market by picking the best stocks in each sector. This investment style is designed to deliver consistent results.

Stocks are selected based on a company's potential to deliver upside earnings surprises. To find such companies, we look for rising earnings estimates and improving valuations. Investments are made in the highest growth companies in each sector that meet the screening criteria. In general, these will be smaller companies with revenues less than $1 billion.

Our biggest gainers during the period were: C-Cube Microsystems, Inc. (specialty semiconductors), Ascend Communications, Inc. (telecommunications equipment), Macromedia, Inc. (software), HFS, Inc. (hotel/motel), and Phycor, Inc. (physician practice management).

We remain optimistic about the prospect for smaller capitalization growth stocks. Small stocks are still selling at reasonable valuation levels when compared to larger stocks, and would benefit strongly from any cut in the capital gains tax.

                                                                                    /s/ Gary Lewis
                                                                                    ---------------------------------
                                                                                    Gary Lewis
                      [VAN KAMPEN AMERICAN CAPITAL LOGO]                            Emerging Growth Portfolio Manager

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
      (cost $ 210,126,820)....................   $ 278,497,729
  Short-term securities, at amortized cost....      17,946,397
  Cash........................................          13,705
  Receivables:
    Fund shares sold..........................               0
    Securities sold...........................         901,092
    Interest..................................               0
    Dividends.................................         107,585
    Other.....................................               0
                                               -----------------
      Total assets............................     297,466,508
                                               -----------------
LIABILITIES:
  Fund shares purchased.......................               0
  Securities purchased........................       8,680,577
  Accounts payable and accrued liabilities:
    Custody fees..............................               0
    Investment advisory fees..................         177,974
    Dividends to shareholders.................               0
    Other fees................................          88,722
                                               -----------------
      Total liabilities.......................       8,947,273
                                               -----------------
        Total net assets......................   $ 288,519,235
                                               ===================
NET ASSETS:
  Capital stock
    ($ .01 par value 100,000,000
    authorized)...............................   $     177,582
  Additional paid-in capital..................     219,203,866
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)...........................          16,877
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions.................         750,001
  Net unrealized appreciation (depreciation)
    on:
    Investment securities.....................      68,370,909
                                               -----------------
  Net assets applicable to outstanding
    shares of capital.........................   $ 288,519,235
                                               ===================
  Shares outstanding at December 31, 1995.....      17,758,249
                                               ===================
  Net asset value per share...................   $       16.25
                                               ===================

STATEMENT OF OPERATIONS

                                                  YEAR ENDED
INVESTMENT INCOME:                             DECEMBER 31, 1995
  Interest.....................................   $     925,956
  Dividends (net of foreign tax of $ 6,884)....       1,230,543
                                               -----------------
        Total investment income................       2,156,499
                                               -----------------
EXPENSES:
  Investment advisory fees.....................       1,838,573
  Printing and shareholder reports.............          97,365
  Custodian fees...............................          71,508
  Legal fees...................................           4,963
  Auditing and accounting fees.................          17,062
  Directors fees...............................           4,959
  Other fees...................................          64,126
                                               -----------------
        Total expenses.........................       2,098,556
  Less:
    Advisory fee waiver and expense
      reimbursement............................               0
    Fees paid indirectly.......................           6,375
                                               -----------------
        Net expenses...........................       2,092,181
                                               -----------------
  Net investment income (loss).................          64,318
                                               -----------------
  Net realized gain (loss) on:
      Investment securities....................      35,450,575
  Change in unrealized appreciation
      (depreciation) on:
      Investment securities....................      52,134,219
                                               -----------------
      Net gain (loss) on investments...........      87,584,794
                                               -----------------
  Net increase (decrease) in net assets
      resulting from operations................   $  87,649,112
                                               ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED            YEAR ENDED
                                                                                          DECEMBER 31, 1995     DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)............................................................   $      64,318        $      93,436
  Net realized gain (loss) on investments.................................................      35,450,575          (21,381,696)
  Change in unrealized appreciation (depreciation) on investments.........................      52,134,219            9,437,298
                                                                                          -----------------     -----------------
    Net increase (decrease) in net assets resulting from operations.......................      87,649,112          (11,850,962)
                                                                                          -----------------     -----------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income...................................................................         (49,487)             (91,390)
  Net realized gains......................................................................     (11,919,087)                   0
                                                                                          -----------------     -----------------
    Total distributions...................................................................     (11,968,574)             (91,390)
                                                                                          -----------------     -----------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares.......................................................      49,653,525          110,299,870
  Dividends and distributions reinvested..................................................      11,968,574               91,390
  Cost of shares repurchased..............................................................     (31,433,111)         (18,271,675)
                                                                                          -----------------     -----------------
    Increase (decrease) in net assets from capital shares transactions....................      30,188,988           92,119,585
                                                                                          -----------------     -----------------
    Net increase (decrease) in net assets.................................................     105,869,526           80,177,233
NET ASSETS:
  Beginning of period.....................................................................     182,649,709          102,472,476
                                                                                          -----------------     -----------------
  End of period...........................................................................   $ 288,519,235        $ 182,649,709
                                                                                          ===================   ===================
    Undistributed net investment income...................................................   $      16,877        $       2,046
                                                                                          ===================   ===================
SHARE ACTIVITY:
  Shares outstanding - beginning of period................................................      15,817,298            8,217,028
                                                                                          -----------------     -----------------
  Shares issued...........................................................................       3,437,728            9,166,228
  Shares issued - reinvestment of dividends and distributions.............................         739,247                7,914
  Shares redeemed.........................................................................      (2,236,024)          (1,573,872)
                                                                                          -----------------     -----------------
  Increase (decrease) in shares outstanding...............................................       1,940,951            7,600,270
                                                                                          -----------------     -----------------
  Shares outstanding - end of period......................................................      17,758,249           15,817,298
                                                                                          ===================   ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND,
    INC. EMERGING GROWTH PORTFOLIO AND THE STANDARD & POOR'S INDEX OF 500
                                COMMON STOCKS

                                   [GRAPH]

FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                                                           DECEMBER 31
                                                                              -------------------------------------
                                                                                1995          1994          1993+
                                                                              ---------     ---------     ---------
Net asset value, beginning of period........................................  $   11.55     $   12.47     $   10.00
  Income from operations:
    Net investment income (loss)............................................        .01           .01          (.04)
    Net realized and unrealized
      gain (loss) on investments............................................       5.42          (.92)         2.51
                                                                              ---------     ---------     ---------
      Total income (loss) from operations...................................       5.43          (.91)         2.47
                                                                              ---------     ---------     ---------
  Distributions:
    Dividends from net investment income....................................        .00          (.01)          .00
    Distributions from net realized gains
      on investments........................................................       (.73)          .00           .00
                                                                              ---------     ---------     ---------
      Total distributions...................................................       (.73)         (.01)          .00
                                                                              ---------     ---------     ---------
Net asset value, end of period..............................................  $   16.25     $   11.55     $   12.47
                                                                              ==========    ==========    ==========
Total return................................................................      46.79%        (7.36)%       24.71%
Ratios and supplemental data:
  Net assets at end of period
    (in thousands)..........................................................  $ 288,519     $ 182,650     $ 102,472
  Ratio of expenses to average net assets...................................        .91%          .92%         1.00%
  Ratio of net investment income (loss)
    to average net assets...................................................        .03%          .06%         (.30)%
  Portfolio turnover rate...................................................     124.13%        72.62%        12.79%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 6.

+ The inception of this portfolio was March 1, 1993. The total return is not annualized.

   The notes to the financial statements are an integral part of this report. This material must be preceded or accompanied by the Fund's current prospectus.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                    NUMBER OF         MARKET
                                     SHARES            VALUE
                                   -----------     -------------
COMMON STOCKS (97.09%)
    AEROSPACE (2.01%)
  Lockheed Martin Corporation......      14,509    $   1,146,211
  McDonnell Douglas Corporation....      22,200        2,042,400
    APPAREL & TEXTILES (1.22%)
  Tommy Hilfiger Corporation*......      45,800        1,940,775
    COMMERCIAL SERVICES (2.19%)
  CUC International, Inc.*.........         900           30,713
  Service Corporation
    International..................      78,200        3,440,800
   COMPUTER TECHNOLOGY (23.32%)
 3Com Corporation*.................      34,700        1,617,887
 Adaptec, Inc.*....................      35,000        1,435,000
 ADFlex Solutions, Inc.*...........      24,000          642,000
 Bay Networks, Inc.*...............      82,350        3,386,644
 Broderbund Software, Inc.*........      25,000        1,518,750
 Cisco Systems, Inc.*..............      40,200        2,999,925
 Compaq Computer Corporation*......      32,000        1,536,000
 Dell Computer Corporation*........      35,800        1,239,575
 Digital Equipment Corporation*....      80,600        5,168,475
 Electronics For Imaging, Inc.*....      69,600        3,045,000
 First Data Corporation............      69,707        4,661,645
 Informix Corporation *............      80,000        2,400,000
 Pinnacle Systems, Inc.*...........       5,000          123,750
 PRI Automation, Inc.*.............      26,500          930,813
 Seagate Technology, Inc.*.........      70,000        3,325,000
 Silicon Graphics, Inc.*...........      43,100        1,185,250
 Softkey International, Inc.*......      76,200        1,762,125
   ELECTRONICS (12.38%)
 Altera Corporation*...............      66,400        3,303,400
 Intel Corporation.................      49,000        2,780,750
 Linear Technology Corporation.....      67,800        2,661,150
 Maxim Intergrated Products,
   Inc.*...........................     136,000        5,236,000
 Microchip Technology, Inc.*.......     106,000        3,869,000
 Triquint Semiconductor, Inc.*.....       9,000          121,500
 Xilinx, Inc.*.....................      54,500        1,662,250
   ENVIRONMENTAL SERVICES (1.73%)
 United Waste Systems, Inc.*.......      17,000          633,250
 U.S.A. Waste Services, Inc.*......     111,900        2,112,113
   FINANCE (1.90%)
 Advanta Corporation -- Class B....      20,000          727,500
 Lehman Brothers Holdings, Inc.....      30,500          648,124
 The Money Store, Inc..............     105,000        1,640,625
   HOTEL & MOTEL (0.43%)
 La Quinta Inns, Inc...............      25,000          684,374
   HOUSING (1.08%)
 Clayton Homes, Inc................      80,000        1,710,000
   INSTRUMENTS (0.76%)
 Tencor Instruments*...............      35,200          858,000
 Thermo Electron Corporation*......       6,450          335,400
   INSURANCE (2.96%)
 American International Group,
   Inc.............................      24,900        2,303,250
 Travelers Group, Inc..............      38,100        2,395,537

                                    NUMBER OF         MARKET
                                     SHARES            VALUE
                                   -----------     -------------
COMMON STOCKS (CONTINUED)
   MANUFACTURING (2.04%)
 Asm Lithography Holding nv*.......      77,000    $   2,560,250
 Oakley, Inc.*.....................      20,000          680,000
   MEDICAL (14.06%)
 Columbia/HCA Healthcare
   Corporation.....................      60,000        3,045,000
 Health Management
   Associates, Inc.*...............      12,750          333,094
 Healthsource, Inc.*...............     118,600        4,269,600
 IDEXX Laboratories, Inc.*.........      40,000        1,880,000
 Liposome Company, Inc.*...........      45,500          910,000
 MedPartners/Mullikin, Inc.*.......      55,000        1,815,000
 Medtronic, Inc....................      18,000        1,005,750
 Omnicare, Inc.....................      20,800          930,800
 Oxford Health Plans, Inc.*........      51,000        3,767,625
 Summit Technology, Inc.*..........     112,500        3,796,875
 United Healthcare Corporation.....       8,000          524,000
   OFFICE EQUIPMENT (1.06%)
 Alco Standard Corporation.........      37,000        1,688,125
   PHARMACEUTICALS (8.66%)
 Biochem Pharma, Inc.*.............      85,100        3,414,637
 Cardinal Health, Inc..............      75,600        4,139,100
 Eli Lilly & Company...............      48,000        2,700,000
 Merck & Company, Inc.*............      31,500        2,071,125
 SmithKline Beecham PLC -- ADR.....      25,000        1,387,500
   RADIO & TELEVISION (1.09%)
 Viacom, Inc. -- Class B*..........      36,500        1,729,188
   RESTAURANTS (4.81%)
 Boston Chicken, Inc.*.............      60,000        1,927,500
 Landry's Seafood Restaurants,
   Inc.*...........................      21,400          365,138
 Lone Star Steakhouse & Saloon,
   Inc.*...........................     121,100        4,647,213
 Outback Steakhouse, Inc.*.........      19,000          681,625
   RETAIL & DEPARTMENT STORES (7.24%)
 Cintas Corporation................      29,000        1,290,500
 GAP, Inc..........................      47,200        1,982,400
 OfficeMax, Inc.*..................     199,750        4,469,406
 Viking Office Products, Inc.*.....      25,000        1,162,500
 VISX, Inc.*.......................      26,500        1,033,500
 Williams-Sonoma, Inc.*............      83,000        1,535,500
   TELECOMMUNICATIONS (8.15%)
 ADC Telecommunications, Inc.*.....      58,000        2,117,000
 DSC Communications Corporation*...      51,400        1,895,375
 Glenayre Technologies, Inc.*......      56,250        3,501,562
 Network Equipment Technologies,
   Inc.*...........................      16,400          448,950
 Tellabs, Inc.*....................      58,000        2,146,000
 U.S. Robotics Corporation.........      32,000        2,808,000
                                                   -------------
 Total Common Stocks
 (cost: $ 132,020,826).............                  153,920,799
                                                   -------------

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                    PRINCIPAL         MARKET
                                     AMOUNT            VALUE
                                   -----------     -------------
SHORT-TERM OBLIGATION (4.03%)
 Prudential-Bache Securities**
   5.39%, Repurchase Agreement
   dated 12/29/95 to be repurchased
   at $ 6,394,173 on 01/02/96...... $ 6,390,346    $   6,390,346
                                                   -------------
 Total Short-Term Obligation
 (cost: $ 6,390,346)...............                    6,390,346
                                                   -------------
   Total Investment Securities
   (cost: $ 138,411,172)...........                $ 160,311,145
                                                   -------------
                                                   -------------
SUMMARY
 Investments at value..............    101.12 %    $ 160,311,145
 Liabilities in Excess
   of Other Assets.................     (1.12)%      (1,777,091)
                                      --------     -------------
 Net Assets........................    100.00 %    $ 158,534,054
                                      --------     -------------
                                      --------     -------------

NOTES TO SCHEDULE OF INVESTMENTS:
   * No income dividends were paid during the preceding twelve months.
  ** Collateralized by $ 4,490,163 Federal Home Loan Mortgage Corporation 7.46% due 10/01/24; $ 653,761 Federal Home Loan Mortgage Corporation 6.08% due 09/01/25; $ 2,463,832 Federal Home Loan Mortgage Corporation 6.19% due 07/01/24; market value and accrued interest aggregated $ 3,871,201, $ 654,401 and $ 1,992,559 respectively for the collateral at December 31, 1995.
ADR American Depository Receipt

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
YEAR ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets

                                   [GRAPH]

           Commercial Services                           2.19%
           Computer Technology                          23.32%
           Electronics                                  12.38%
           Insurance                                     2.96%
           Manufacturing                                 2.04%
           Medical                                      14.06%
           Pharmaceuticals                               8.66%
           Restaurants                                   4.81%
           Retail & Department Stores                    7.24%
           Telecommunications                            8.15%
           Short-Term Obligation                         4.03%
           Other                                        10.16%

For the six month period ended December 31, 1995 the Aggressive Growth Portfolio returned 4.51% versus a gain of 14.45% for the Standard & Poor's Index of 500 Common Stocks. The Portfolio's relative underperformance to the S&P over this time period was due primarily to a weak fourth quarter in which the Portfolio was negatively impacted by a substantial commitment to technology-related stocks, Despite a weak quarter, the Aggressive Growth Portfolio had a very impressive 38.02% return for the full year, outperforming all major indexes, including the S&P 500 which returned 37.58%.

As we entered the second half of 1995, we were faced with an economy which had been decelerating for two quarters. In response, the Federal Reserve Board lowered rates by 1/4 point in July. At the same time, mostly due to this slowdown in the economy and lack of inflation, the bond market was rallying sharply. The stock market in general rose quickly, with the widely-followed Dow Jones Industrial Average breaking one record after another. Technology stocks continued to respond strongly to extremely favorable second quarter earnings in all sectors, especially semiconductors and related semiconductor equipment. The third quarter ended with Gross Domestic Product (GDP) up a surprising 4.2%. This better-than-expected number for GDP was caused in part by a build-up in inventories, suggesting that the fourth quarter numbers would be lower than the third quarter.

As the fourth quarter progressed, it became clear that the economy was decelerating sharply, especially at the consumer level. This began to have negative implications for certain technology stocks -- especially commodity-based semiconductors (DRAM's and SRAM's). We had a substantial commitment -- almost 50% of the portfolio -- to technology-related stocks entering the fourth quarter. Significant sell-offs began to occur and we began to liquidate select technology holdings. By December, we had reduced the portfolio's technology-related exposure to approximately 35%, retaining stocks which we felt still had good fundamentals.

The period from late November through December was exceedingly volatile and our remaining technology holdings seemingly dropped and recovered on alternating weeks. Nearing Christmas, investors became more concerned about the outlook for consumer spending and the economy in general. This was exacerbated by Fed inaction in November as well as the continuation of difficult budget talks. The shutdown of the Government due to lack of a budget agreement also resulted in the absence of important economic statistics, impacting the psychology of both the stock and bond markets. Many Wall Street analysts began to recommend the sale of specific technology stocks which brought the entire sector under pressure.

In general, growth stocks fell dramatically as investors took profits and rotated into defensive stocks, sending the averages higher but depressing growth stocks. We had predicted that the Fed would lower rates in December, and this proved to be an accurate forecast. This action eliminated some negativity in the market and we regained some of our lost momentum.

Technology stocks have continued to be subject to periods of excessive profit taking. We believe that this phenomenon has been greatly overdone and that many of our holdings are exceedingly undervalued at present levels. Recently we did a study that shows that if our top thirteen technology holdings were to get to their high 1995 price/earnings multiples based on 1996 earnings, the average appreciation would be in excess of 70%. We are extremely reluctant, therefore, to sell companies that are doing well at this price. We believe that this strategy will, in the end, prevail.

Looking out to 1996, we forecast that: the economy will grow, but at a slow rate; the Fed will be anxious to supply credit in small increments; inflation, after a brief commodity-based scare, will be low; corporate profits will rise but not as strong as 1995; and the stock market will have a good year, possibly reaching 6000 at some time during the year. Altogether, we are convinced that 1996 will be another excellent year for the Aggressive Growth Portfolio.

                                                               /s/ David D. Alger
                                                               ------------------------------------------
                                                               David D. Alger
                      [FRED ALGER MANAGEMENT, INC. LOGO]       Aggressive Growth Portfolio Manager

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 132,020,826)......................   $ 153,920,799
  Short-term securities, at amortized cost....       6,390,346
  Cash........................................               0
  Receivables:
    Fund shares sold..........................               0
    Securities sold...........................         484,906
    Interest..................................             957
    Dividends.................................          33,795
    Other.....................................               0
                                                 -------------
      Total assets............................     160,830,803
                                                 -------------
LIABILITIES:
  Fund shares purchased.......................               0
  Securities purchased........................       2,142,802
  Accounts payable and accrued liabilities:
    Custody fees..............................               0
    Investment advisory fees..................          98,172
    Dividends to shareholders.................               0
    Other fees................................          55,775
                                                 -------------
      Total liabilities.......................       2,296,749
                                                 -------------
        Total net assets......................   $ 158,534,054
                                                 =============
NET ASSETS:
  Capital stock
    ($ .01 par value 75,000,000 authorized)...   $     119,645
  Additional paid-in capital..................     136,947,761
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)...........................               0
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions.................        (433,325)
  Net unrealized appreciation (depreciation)
    on:
    Investment securities.....................      21,899,973
                                                 -------------
  Net assets applicable to outstanding
    shares of capital.........................   $ 158,534,054
                                                 =============
  Shares outstanding at December 31, 1995.....      11,964,511
                                                 =============
  Net asset value per share...................   $       13.25
                                                 =============

STATEMENT OF OPERATIONS

                                                  YEAR ENDED
INVESTMENT INCOME:                             DECEMBER 31, 1995
  Interest....................................   $     283,756
  Dividends (net of foreign tax of $ 3,581)...         343,597
                                               -----------------
        Total investment income...............         627,353
                                               -----------------
EXPENSES:
  Investment advisory fees....................         849,097
  Interest expense............................         161,975
  Printing and shareholder reports............          44,843
  Custodian fees..............................          30,752
  Legal fees..................................           2,331
  Auditing and accounting fees................           8,325
  Directors fees..............................           2,251
  Other fees..................................          43,042
                                               -----------------
        Total expenses........................       1,142,616
  Less:
    Advisory fee waiver and expense
      reimbursement...........................               0
    Fees paid indirectly......................              95
                                               -----------------
        Net expenses..........................       1,142,521
                                               -----------------
  Net investment income (loss)................        (515,168)
                                               -----------------
  Net realized gain (loss) on:
      Investment securities...................       4,512,355
  Change in unrealized appreciation
    (depreciation) on:
      Investment securities...................      20,073,057
                                               -----------------
      Net gain (loss) on investments..........      24,585,412
                                               -----------------
  Net increase (decrease) in net assets
    resulting from operations.................   $  24,070,244
                                               ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            YEAR ENDED            PERIOD ENDED
                                                                                         DECEMBER 31, 1995     DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss)..........................................................   $    (515,168)         $     31,739
  Net realized gain (loss) on investments...............................................       4,512,355              (244,421)
  Change in unrealized appreciation (depreciation) on investments.......................      20,073,057             1,826,916
                                                                                         -----------------     ------------------
    Net increase (decrease) in net assets resulting from operations.....................      24,070,244             1,614,234
                                                                                         -----------------     ------------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income.................................................................               0               (31,238)
  In excess of net investment income....................................................            (501)                    0
  Net realized gains....................................................................      (4,186,091)                    0
                                                                                         -----------------     ------------------
    Total distributions.................................................................      (4,186,592)              (31,238)
                                                                                         -----------------     ------------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares.....................................................     133,357,432            39,557,658
  Dividends and distributions reinvested................................................       4,186,592                31,238
  Cost of shares repurchased............................................................     (37,719,938)           (2,345,576)
                                                                                         -----------------     ------------------
    Increase (decrease) in net assets from capital shares transactions..................      99,824,086            37,243,320
                                                                                         -----------------     ------------------
    Net increase (decrease) in net assets...............................................     119,707,738            38,826,316
NET ASSETS:
  Beginning of period...................................................................      38,826,316                     0
                                                                                         -----------------     ------------------
  End of period.........................................................................   $ 158,534,054          $ 38,826,316
                                                                                         ===================   ====================
    Undistributed net investment income.................................................   $           0          $        501
                                                                                         ===================   ====================
SHARE ACTIVITY:
  Shares outstanding - beginning of period..............................................       3,937,879                     0
                                                                                         -----------------     ------------------
  Shares issued.........................................................................      10,492,134             4,179,652
  Shares issued - reinvestment of dividends and distributions...........................         315,955                 3,290
  Shares redeemed.......................................................................      (2,781,457)             (245,063)
                                                                                         -----------------     ------------------
  Increase (decrease) in shares outstanding.............................................       8,026,632             3,937,879
                                                                                         -----------------     ------------------
  Shares outstanding - end of period....................................................      11,964,511             3,937,879
                                                                                         ===================   ====================

*  The inception of this portfolio was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND,
     INC. AGGRESSIVE GROWTH PORTFOLIO, THE VALUE LINE (ARITHMETIC) INDEX
             AND THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS

                                   [GRAPH]

FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                                DECEMBER 31
                                                          ------------------------
                                                            1995         1994+
                                                          ---------   ------------
Net asset value, beginning of period..................... $    9.86     $  10.00
  Income from operations:
    Net investment income (loss).........................      (.06)         .02
    Net realized and unrealized
      gain (loss) on investments.........................      3.96         (.14)
                                                          ---------   ------------
      Total income (loss) from operations................      3.90         (.12)
                                                          ---------   ------------
  Distributions:
    Dividends from net investment income.................       .00         (.02)
    Distributions from net realized gains
      on investments.....................................      (.51)         .00
                                                          ---------   ------------
      Total distributions................................      (.51)        (.02)
                                                          ---------   ------------
Net asset value, end of period........................... $   13.25     $   9.86
                                                          ==========  ==============
Total return.............................................     38.02%       (1.26)%
Ratios and supplemental data:
  Net assets at end of period
    (in thousands)....................................... $ 158,534     $ 38,826
  Ratio of expenses to average net assets................      1.07%        1.00%
  Ratio of net investment income (loss)
    to average net assets................................      (.48)%        .20%
  Portfolio turnover rate................................    108.04%       89.73%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 6.

+ The inception of this portfolio was March 1, 1994. The total return is not annualized.

   The notes to the financial statements are an integral part of this report. This material must be preceded or accompanied by the Fund's current prospectus.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                     PRINCIPAL         MARKET
                                      AMOUNT           VALUE
                                    -----------     ------------
U.S. GOVERNMENT OBLIGATIONS (31.83%)
  U.S. Treasury Bonds
    7.25%, due 05/15/16............ $   800,000     $    913,016
  U.S. Treasury Bonds
    7.50%, due 11/15/16............     800,000          937,976
  U.S. Treasury Bonds
    7.25%, due 08/15/22............     800,000          924,440
  U.S. Treasury Bonds
    6.25%, due 08/15/23............   1,500,000        1,543,020
  U.S. Treasury Notes
    7.00%, due 04/15/99............     700,000          735,595
  U.S. Treasury Notes
    6.38%, due 08/15/02............     700,000          734,678
  U.S. Treasury Notes
    6.00%, due 10/15/99............     800,000          818,896
  U.S. Treasury Notes
    7.25%, due 08/15/04............     800,000          889,864
  U.S. Treasury Notes
    7.13%, due 09/30/99............     700,000          742,056
  U.S. Treasury Notes
    6.50%, due 05/15/05............     800,000          851,352
  U.S. Treasury Notes
    7.25%, due 11/15/96............     800,000          813,344
                                                    ------------
  Total U.S. Government Obligations
  (cost: $ 9,286,679)..............                    9,904,237
                                                    ------------

                                     NUMBER OF         MARKET
                                      SHARES           VALUE
                                    -----------     ------------
COMMON STOCKS (64.08%)
    AUTOMOTIVE (2.33%)
  Chrysler Corporation.............      13,100     $    725,413
    BANKING (9.04%)
  Dime Bancorp, Inc.* .............      64,000          744,000
  H.F. Ahmanson & Company..........      25,000          662,500
  Pacific Crest Capital, Inc.*.....      90,000          652,500
  Washington Mutual, Inc...........      26,000          750,750
    BUILDING (2.42%)
  Masco Corporation................      24,000          753,000
    COMPUTER TECHNOLOGY (2.42%)
  Hewlett-Packard Company..........       9,000          753,750
    ELECTRONICS (2.55%)
  General Electric Company.........      11,000          792,000
    ENERGY (2.45%)
  Enron Corporation................      20,000          762,500

                                     NUMBER OF         MARKET
                                      SHARES           VALUE
                                    -----------     ------------
COMMON STOCKS (CONTINUED)
    FINANCE (2.31%)
  Student Loan Marketing
    Association....................      10,900     $    718,038
    HOUSING (2.58%)
  Merry Land & Investment Company,
    Inc............................      34,000          803,250
    INSURANCE (7.61%)
  Equitable of Iowa Companies......      25,000          803,125
  USF&G Corporation................      44,010          742,668
  Western National Corporation.....      51,000          822,375
    MEDICAL (7.16%)
  Foundation Health Corporation*...      17,000          731,000
  Humana, Inc.*....................      25,000          684,375
  US Healthcare, Inc...............      17,500          813,750
    OIL & GAS (5.25%)
  Dresser Industries, Inc..........      32,000          780,000
  Sonat, Inc.......................      24,000          855,000
    PUBLISHING (2.50%)
  Dun & Bradstreet Corporation.....      12,000          777,000
    REAL ESTATE (13.17%)
  Equity Residential Properties
    Trust..........................      24,000          735,000
  Health and Retirement Property
    Trust..........................      42,000          682,500
  Liberty Property Trust...........      35,000          726,250
  Shurgard Storage Centers, Inc. -
    Class A........................      24,000          648,000
  Storage Trust Realty.............      37,000          841,750
  Storage USA, Inc.................      14,200          463,275
    TELECOMMUNICATIONS (2.29%)
  AT&T Corporation.................      11,000          712,250
                                                    ------------
  Total Common Stocks
  (cost: $ 17,372,463).............                   19,936,019
                                                    ------------
OTHER INVESTMENT SECURITIES (1.55%)
    FINANCE (1.55%)
  Templeton Russia Fund, Inc.*.....      35,000          481,250
                                                    ------------
  Total Other Investment Securities
  (cost: $ 508,910)................                      481,250
                                                    ------------

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                     PRINCIPAL         MARKET
                                      AMOUNT           VALUE
                                    -----------     ------------
SHORT-TERM OBLIGATION (1.87%)
  Prudential-Bache Securities**
    5.39%, Repurchase Agreement
    dated 12/29/95 to be
    repurchased at $ 583,592 on
    01/02/96....................... $   583,242     $    583,242
                                                    ------------
  Total Short-Term Obligation
  (cost: $ 583,242)................                      583,242
                                                    ------------
    Total Investment Securities
    (cost: $ 27,751,294)...........                 $ 30,904,748
                                                    ------------
                                                    ------------
SUMMARY
  Investments at value.............      99.33%     $ 30,904,748
  Other Assets in
    Excess of Liabilities..........       0.67%          209,697
                                        -------     ------------
  Net Assets.......................     100.00%     $ 31,114,445
                                        -------     ------------
                                        -------     ------------

NOTES TO SCHEDULE OF INVESTMENTS:
   * No income dividends were paid during the preceding twelve months.
  ** Collateralized by $ 2,746,917 Federal National Mortgage Association 9.00% due 09/01/22; market value and accrued interest aggregated $ 594,908 for this collateral at December 31, 1995.

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
BALANCED PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
YEAR ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995

Amount of investments in each category is indicated as a percentage of total Portfolio net assets

                                   [GRAPH]

           U.S. Government Obligations                  31.83%
           Automotive                                    2.33%
           Banking                                       9.04%
           Building                                      2.42%
           Computer Technology                           2.42%
           Electronics                                   2.55%
           Energy                                        2.45%
           Finance                                       2.31%
           Housing                                       2.58%
           Insurance                                     7.61%
           Medical                                       7.16%
           Oil & Gas                                     5.25%
           Publishing                                    2.50%
           Real Estate                                  13.17%
           Telecommunications                            2.29%
           Short-Term Obligation                         1.87%
           Other                                         2.22%

The strength in both the equity and the bond market for the last period exceeded most expectations. If anything, our strategy remained unduly cautious. Still, for the year ended December 31, 1995, the Balanced Portfolio returned 19.80%. By comparison, the Standard & Poor's Index of 500 Common Stocks gained 37.58% and the Lehman Brothers Government/Corporate Intermediate Index was up 15.33% for the same period. As investors we remained disciplined in terms of adhering to our purchase criteria emphasizing a value orientation. This process, by its nature, tends to exclude stocks trading at multiples much higher than the general market.

Looking out to 1996, we're seeing a downshifting in corporate earnings expectations from what was a nearly 20% growth rate in 1995. The consensus expectations for next year's earnings indicates a 7% uptick compared with the 1995 base period. With our nation's economic growth starting to slow, one has to question a 7% projection; I think a lower rate is more realistic. If the real economy does deliver more modest results, one has to approach the 1996 stock market with a higher degree of caution than in 1995.

The real economy, as opposed to the financial markets, has indeed shown definite signs of slowing its rate of growth. Although few analysts are willing to predict recession, we would note that industrial raw material prices peaked as long ago as last July and have been in a fairly steady, although volatile, decline since then. And retail sales during the Christmas season were a disappointment in almost all retail categories. Moreover, the relentless downtick in employment in American manufacturing has continued unabated now for almost a year.

This pattern of slowing growth seems to be the case for most of our overseas trading partners as well. With that, assumptions about how U.S. exports would continue to provide a growth component to our own Gross Domestic Product are now suspect, even with a relatively weak U.S. dollar. Meanwhile, as the budget impasse continues in Washington, expectations of a possible capital gains tax reduction (on balance a strong stimulus to future economic growth) grow dim with a resulting loss of positive investor sentiment.

Still, we remain perhaps more bullish than one might expect on the financial markets for the coming year. The underlying positive factor in the markets is the potential for downward drifting interest rates. To that end, the maturities of the fixed-income portion of the Balanced Portfolio remain longer than historic norms -- duration is approximately 7.5 years and average maturity is around 13.5 years. If the Federal Reserve chooses to continue the process of reducing short rates, which we think is their most probable course, we will likely see price/earnings ratios supported by lower interest rates, even while earnings may come in at levels lower than current expectations. This is admittedly a rather delicate balancing act, with the positive impact of interest rates running into reduced earnings expectations as we move through 1996.

The Balanced Portfolio remains defensively positioned. It is deliberately interest-rate sensitive, not only with regard to bond holdings, but equities as well. We are positioned in select early-cycle beneficiaries, like the autos, which have proven historically to be interest-rate sensitive. Holdings in insurance companies, savings and loans, and the real estate investment trusts should also benefit from a declining interest rate environment. All the while, we'll be paying very close attention to earnings reports as we move into the new year.

                   [AEGON LOGO]       /s/ Michael Van Meter
                                      ------------------------------------
                                      Michael Van Meter
                                      Balanced Portfolio Manager

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
BALANCED PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 27,168,052).......................   $  30,321,506
  Short-term securities, at amortized cost....         583,242
  Cash........................................               0
  Receivables:
    Fund shares sold..........................               0
    Securities sold...........................       2,163,458
    Interest..................................         155,662
    Dividends.................................          82,615
    Foreign receivable........................           1,184
    Other.....................................               0
                                               -----------------
      Total assets............................      33,307,667
                                               -----------------
LIABILITIES:
  Fund shares purchased.......................               0
  Securities purchased........................       2,166,978
  Accounts payable and accrued liabilities:
    Custody fees..............................               0
    Investment advisory fees..................          19,227
    Dividends to shareholders.................               0
    Other fees................................           7,017
                                               -----------------
      Total liabilities.......................       2,193,222
                                               -----------------
        Total net assets......................   $  31,114,445
                                               ===================
NET ASSETS:
  Capital stock
    ($ .01 par value 75,000,000 authorized)...   $      29,258
  Additional paid-in capital..................      28,656,393
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)...........................           1,887
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions.................        (726,547)
  Net unrealized appreciation (depreciation)
    on:
    Investment securities.....................       3,153,454
                                               -----------------
  Net assets applicable to outstanding
    shares of capital.........................   $  31,114,445
                                               ===================
  Shares outstanding at December 31, 1995.....       2,925,799
                                               ===================
  Net asset value per share...................   $       10.63
                                               ===================

STATEMENT OF OPERATIONS

                                                  YEAR ENDED
INVESTMENT INCOME:                            DECEMBER 31, 1995
  Interest....................................    $   684,725
  Dividends (net of foreign tax of $ 2,269)...        628,973
                                               -----------------
        Total investment income...............      1,313,698
                                               -----------------
EXPENSES:
  Investment advisory fees....................        195,339
  Printing and shareholder reports............         10,317
  Custodian fees..............................         17,359
  Legal fees..................................            506
  Auditing and accounting fees................          7,211
  Directors fees..............................            521
  Other fees..................................          6,623
                                               -----------------
        Total expenses........................        237,876
  Less:
    Advisory fee waiver and expense
      reimbursement...........................              0
    Fees paid indirectly......................             48
                                               -----------------
        Net expenses..........................        237,828
                                               -----------------
  Net investment income (loss)................      1,075,870
                                               -----------------
  Net realized gain (loss) on:
      Investment securities...................       (304,159)
      Foreign currency transactions...........           (310)
                                               -----------------
        Total net realized gain (loss)........       (304,469)
                                               -----------------
  Change in unrealized appreciation
      (depreciation) on:
      Investment securities...................      3,757,433
      Foreign currency transactions...........            385
                                               -----------------
        Total change in unrealized
          appreciation (depreciation).........      3,757,818
                                               -----------------
      Net gain (loss) on investments..........      3,453,349
                                               -----------------
  Net increase (decrease) in net assets
      resulting from operations...............    $ 4,529,219
                                               ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
BALANCED PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            YEAR ENDED            PERIOD ENDED
                                                                                         DECEMBER 31, 1995     DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss).........................................................    $   1,075,870          $    357,478
  Net realized gain (loss) on investments and foreign currency transactions............         (304,469)             (422,221)
  Change in unrealized appreciation (depreciation) on investments and translation of
    foreign currency transactions......................................................        3,757,818              (604,364)
                                                                                         -----------------     ------------------
    Net increase (decrease) in net assets resulting from operations....................        4,529,219              (669,107)
                                                                                         -----------------     ------------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income................................................................       (1,074,367)             (356,951)
  Net realized gains...................................................................                0                     0
                                                                                         -----------------     ------------------
    Total distributions................................................................       (1,074,367)             (356,951)
                                                                                         -----------------     ------------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares....................................................       12,933,665            21,414,453
  Dividends and distributions reinvested...............................................        1,074,367               356,951
  Cost of shares repurchased...........................................................       (5,770,415)           (1,323,370)
                                                                                         -----------------     ------------------
    Increase (decrease) in net assets from capital shares transactions.................        8,237,617            20,448,034
                                                                                         -----------------     ------------------
    Net increase (decrease) in net assets..............................................       11,692,469            19,421,976
NET ASSETS:
  Beginning of period..................................................................       19,421,976                     0
                                                                                         -----------------     ------------------
  End of period........................................................................    $  31,114,445          $ 19,421,976
                                                                                         ===================   ====================
    Undistributed net investment income................................................    $       1,887          $        527
                                                                                         ===================   ====================
SHARE ACTIVITY:
  Shares outstanding - beginning of period.............................................        2,102,921                     0
                                                                                         -----------------     ------------------
  Shares issued........................................................................        1,309,039             2,203,355
  Shares issued - reinvestment of dividends and distributions..........................          105,008                38,513
  Shares redeemed......................................................................         (591,169)             (138,947)
                                                                                         -----------------     ------------------
  Increase (decrease) in shares outstanding............................................          822,878             2,102,921
                                                                                         -----------------     ------------------
  Shares outstanding - end of period...................................................        2,925,799             2,102,921
                                                                                         ===================   ====================

*  The inception of this portfolio was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
BALANCED PORTFOLIO
--------------------------------------------------------------------------------


 [COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND, INC. BALANCED PORTFOLIO, THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS AND
        LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX]

                                   [GRAPH]

FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                              DECEMBER 31
                                                        -----------------------
                                                          1995        1994+
                                                        --------   ------------
Net asset value, beginning of period..................  $   9.24     $  10.00
  Income from operations:
    Net investment income (loss)......................       .44          .34
    Net realized and unrealized
      gain (loss) on investments......................      1.38         (.76)
                                                        --------   ------------
      Total income (loss) from operations.............      1.82         (.42)
                                                        --------   ------------
  Distributions:
    Dividends from net investment income..............      (.43)        (.34)
    Distributions from net realized gains
      on investments..................................       .00          .00
                                                        --------   ------------
      Total distributions.............................      (.43)        (.34)
                                                        --------   ------------
Net asset value, end of period........................  $  10.63     $   9.24
                                                        =========  =============
Total return..........................................     19.80%       (5.73)%
Ratios and supplemental data:
  Net assets at end of period
    (in thousands)....................................  $ 31,114     $ 19,422
  Ratio of expenses to average net assets.............       .97%        1.00%
  Ratio of net investment income (loss)
    to average net assets.............................      4.38%        4.27%
  Portfolio turnover rate.............................     98.55%       57.73%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 6.

+ The inception of this portfolio was March 1, 1994. The total return is not annualized.

   The notes to the financial statements are an integral part of this report. This material must be preceded or accompanied by the Fund's current prospectus.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
UTILITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                      PRINCIPAL        MARKET
                                       AMOUNT          VALUE
                                     -----------    ------------
CORPORATE DEBT SECURITIES (0.81%)
    FINANCE (0.81%)
  Equitable Companies, Inc.
    6.13%, due 12/15/24.............. $   175,000   $    199,718
                                                    ------------
  Total Corporate Debt Securities
  (cost: $ 180,260)..................                    199,718
                                                    ------------
CONVERTIBLE BONDS (1.52%)
    COMPUTER TECHNOLOGY (0.43%)
  3Com Corporation 144A+
    10.25%, due 11/01/01.............      70,000        107,275
    ELECTRONICS (0.76%)
  Analog Devices, Inc.
    3.50%, due 12/01/00..............      70,000         75,600
  National Semiconductor Corporation
    144A+
    6.50%, due 10/01/02..............      60,000         55,950
  VLSI Technology, Inc.
    8.25%, due 10/01/05..............      60,000         55,500
    RETAIL & DEPARTMENT STORES (0.33%)
  Federated Department Stores, Inc.
    5.00%, due 10/01/03..............      80,000         80,100
                                                    ------------
  Total Convertible Bonds
    (cost: $ 379,054)................                    374,425
                                                    ------------

                                      NUMBER OF        MARKET
                                       SHARES          VALUE
                                     -----------    ------------
CONVERTIBLE PREFERRED STOCKS (15.19%)
    BANKING (0.22%)
  First USA, Inc.....................       1,400   $     55,300
    BUILDING (0.55%)
  Kaufman & Broad Homes Corporation -
    Series B.........................       9,000        133,875
    COMPUTER TECHNOLOGY (0.98%)
  General Motors Corporation -
    Series C.........................       3,300        241,725
    FINANCE (3.45%)
  Merrill Lynch & Company, Inc.......       6,200        321,625
  Sunamerica, Inc. -
    Series E.........................       3,000        196,500
  Sunamerica, Inc. -
    Series D.........................       6,900        330,338
    FOREST PRODUCTS & PAPER (1.37%)
  International Paper Company+.......       2,400        107,400
James River Corporation of Virginia -
    Series P.........................       9,800        229,075
    METALS (1.52%)
  Reynolds Metals Company............       7,400        374,625
    OIL & GAS (0.93%)
  Williams Companies, Inc............       3,100        227,850
                                      NUMBER OF        MARKET
                                       SHARES          VALUE
                                     -----------    ------------
CONVERTIBLE PREFERRED STOCKS (CONTINUED)
    TELEPHONE UTILITIES (2.21%)
  Compania Inversiones
    Telecommunications - 144A+.......       9,700   $    544,412
    TOBACCO PRODUCTS (3.96%)
  RJR Nabisco Holdings Corp. -
    Series C.........................     153,000        975,375
                                                    ------------
  Total Convertible Preferred Stocks
    (cost: $ 3,564,779)..............                  3,738,100
                                                    ------------
COMMON STOCKS (77.91%)
    BANKING (0.30%)
  PNC Bank Corporation...............       2,300         74,175
    ELECTRIC UTILITIES (38.52%)
  Baltimore Gas and Electric
    Company..........................      10,200        290,700
  CINergy Corporation................       9,400        287,875
  CMS Energy Corporation.............      20,600        615,425
  DPL, Inc. .........................      24,300        601,425
  DQE, Inc. .........................      19,750        607,312
  Duke Power Company.................      16,600        786,425
  Florida Progress Corporation.......       9,800        346,675
  FPL Group, Inc. ...................      20,900        969,237
  General Public Utilities
    Corporation......................      10,900        370,600
  Illinova Corporation...............      17,900        537,000
  National Power PLC - ADR*..........      15,430        142,728
  NIPSCO Industries, Inc. ...........      13,400        512,550
  Ohio Edison Company................       6,600        155,100
  PacifiCorp.........................      16,800        357,000
  Peco Energy Company................      11,700        352,462
  Pinnacle West Capital
    Corporation......................      21,400        615,250
  Southern Company...................      19,200        472,800
  Texas Utilities Company............      13,500        555,187
  Unicom Corporation.................       4,300        140,825
  Utilicorp United, Inc. ............      14,100        414,187
  Western Resources, Inc. ...........      10,500        350,437
    ENERGY (2.55%)
  Enron Corporation..................      12,200        465,125
  Enron Global Power & Pipelines
    L.L.C. ..........................       6,500        161,688
    FOODS & FOOD SERVICE (1.03%)
  Philip Morris Companies, Inc. .....       2,800        253,400
    MEDICAL (1.84%)
  Meditrust Corporation..............      13,000        453,375
    OIL & GAS (5.01%)
  Exxon Corporation..................       4,200        336,525
  Panhandle Eastern Corporation......       5,100        142,163
  Sonat, Inc. .......................      12,400        441,750
  Williams Companies, Inc. ..........       7,100        311,513

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
UTILITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                      NUMBER OF        MARKET
                                       SHARES          VALUE
                                     -----------    ------------
COMMON STOCKS (CONTINUED)
    TELECOMMUNICATIONS (20.21%)
  A T & T Corporation................      16,300   $  1,055,425
  Ameritech Corporation..............      12,100        713,900
  Bellsouth Corporation..............      20,500        891,750
  Cable & Wireless PLC - Sponsored
    ADR..............................       2,200         46,475
  Compania de Telecomunicaciones de
    Chile SA - ADR...................       2,100        174,038
  MCI Communications Corporation.....      35,500        927,437
  Nokia Corp. - Series A - ADR.......       5,900        229,363
  SBC Communications, Inc. ..........      13,800        793,500
  Telecomunicacoes Brasileiras SA -
    ADR..............................       3,000        142,125
    TELEPHONE UTILITIES (4.37%)
  GTE Corporation....................      19,000        836,000
  Telefonica de Espana SA - ADR......       5,700        238,688
    UTILITIES (4.08%)
  MCN Corporation....................      18,600        432,450
  Pacific Enterprises................      16,000        452,000
  Westcoast Energy, Inc..............       8,100        118,463
                                                    ------------
  Total Common Stocks
  (cost: $ 16,815,850)...............                 19,172,528
                                                    ------------

                                      PRINCIPAL        MARKET
                                       AMOUNT          VALUE
                                     -----------    ------------
SHORT-TERM OBLIGATION (4.86%)
  HSBC Securities, Inc.**
    5.50%, Repurchase Agreement dated
    12/29/95 to be repurchased at
    $ 1,195,730 on 01/02/96.......... $ 1,195,000   $  1,195,000
                                                    ------------
  Total Short-Term Obligation
  (cost: $ 1,195,000)................                  1,195,000
                                                    ------------
    Total Investment Securities
    (cost: $ 22,134,943).............               $ 24,679,771
                                                    ------------
                                                    ------------
SUMMARY
  Investments at value...............    100.29 %   $ 24,679,771
  Liabilities in Excess
    of Other Assets..................     (0.29)%        (72,282)
                                        --------    ------------
  Net Assets.........................    100.00 %   $ 24,607,489
                                        --------    ------------
                                        --------    ------------

NOTES TO SCHEDULE OF INVESTMENTS:
   * No income dividends were paid during the preceding twelve months.
  ** Collateralized by $ 1,225,000 U.S. Treasury Notes 5.13% due 04/30/98;
     market value and accrued interest aggregated $ 1,222,320 for this collateral at December 31, 1995.
   + Securities are registered pursuant to rule 144A and may be deemed to be restricted for resale.
ADR American Depository Receipt

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
UTILITY PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
YEAR ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets


                                   [GRAPH]





Corporate Debt Securities                            0.81%
Convertible Bonds                                    1.52%
Convertible Preferred Stocks                        15.19%
Electric Utilities                                  38.52%
Energy                                               2.55%
Oil & Gas                                            5.01%
Telecommunications                                  20.21%
Telephone Utilities                                  4.37%
Utilities                                            4.08%
Short-Term Obligations                               4.86%
Other                                                2.88%



1995 was the year in which utilities rose from the ashes of 1994 like the Phoenix. In the previous year, utilities had been hurt by rapidly rising interest rates and fears of restructuring. The predominantly electric-utility-weighted Dow Jones Utility Average lost 15.81% on a total return basis in 1994, while the telephone-heavy Standard & Poor's Utility Index fell 8.31%. But in 1995, rapidly falling interest rates, subsiding restructuring fears, and strong earnings growth led to a handsome 31.61% gain in the Dow Jones Utility Average and a stunning gain of 42.11% in the S&P Utility Index for the full year.

By comparison, the Utility Portfolio posted a very respectable total return of 25.25%. This relative underperformance was due in part to the Portfolio's conservative structure, which holds certain convertible securities to help cushion the interest-rate sensitivity of utility stocks. It is this strategy that has allowed the Portfolio to perform well versus its peer group during weak utility markets, and over long periods of time with below-average risk rankings.

Another significant reason for the Portfolio's underperformance in 1995 was its relative underweighting in the Baby Bells, which as a group advanced over 50% for the year. While we believe that the coming of long distance, cellular, and cable competition will lead to lower profit margins for the Baby Bells, it appears that true competition may now be years away. In the meantime, the telephone companies are enjoying strong subscriber growth while cost-cutting efforts are enhancing earnings. As a result, we have of late increased our portfolio weighting in the U.S. telecom sector from 9% to over 20%.

We did participate in several positive stock performances in 1995. These included: William Cos., which rose 75% on a total return basis; GTE, which rose 45%; DQE Inc., which rose 53%; Pinnacle West, which rose 45%; PNC Financial, which rose 52%; and AT&T Corp., which rose 29%.

We currently have 38% of the portfolio in domestic electric utilities. Because of this group's relative underperformance in 1995, we believe it is poised to perform well in 1996. Additionally, the reform movement to bring down competitive barriers is proceeding much more slowly than expected, while companies continue to cut costs. The natural gas stocks which comprise 10% of our portfolio are reacting to an excellent start to the winter. We also believe the weakness in international markets over the last two years had led to some attractive valuations there. Consequently, we have initiated positions in Compania de Telecomunicaciones de Chile-SA and Telecommunicacoes Brasileiras-SA. The international utility markets offer superior growth and some of the best relative valuations in years.

Our focus in 1996 will be to seek companies with competitive management that have accelerating earnings and above-average dividend growth potential. The key variable determining utility stocks' 1996 performance will continue to be earnings and interest rates. The yield on long-term treasuries fell by 192 basis points in 1995, giving utilities their initial thrust. It's difficult to foresee a similar decline in 1996, but with an accommodative Federal Reserve, an election, and a slowing economy, it is equally as difficult to expect much upside risk to interest rates. Earnings growth was a pleasant surprise in 1995 as companies benefited from increased efficiencies in the face of a slower than expected industry restructuring, particularly for telephone and electric utilities. We expect this positive trend to continue.

Overall, we are optimistic as we enter 1996. Each of the utility sectors is enjoying relatively positive fundamentals and the defensive nature of this asset class will provide a strong measure of protection when we ultimately have a general bear market. While we do not expect a repeat of 1995 for utility stocks, we do believe that most investors will be pleased with 1996's performance.

[CAPTION]


                                                            [LOGO]        /s/ Christopher H. Wiles
                                                                          ------------------------
                                                                            Christopher H. Wiles
                                                                          Utility Portfolio Manager
--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
UTILITY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 20,939,943)........................   $  23,484,771
  Short-term securities, at amortized cost.....       1,195,000
  Cash.........................................           2,615
  Receivables:
    Fund shares sold...........................               0
    Securities sold............................          19,883
    Interest...................................           6,976
    Dividends..................................          72,764
    Foreign receivable.........................             125
    Other......................................               0
                                               -----------------
      Total assets.............................      24,782,134
                                               -----------------
LIABILITIES:
  Fund shares purchased........................               0
  Securities purchased.........................         156,531
  Accounts payable and accrued liabilities:
    Custody fees...............................               0
    Investment advisory fees...................          13,585
    Dividends to shareholders..................               0
    Other fees.................................           4,529
    Foreign payable............................               0
                                               -----------------
      Total liabilities........................         174,645
                                               -----------------
        Total net assets.......................   $  24,607,489
                                               ===================
NET ASSETS:
  Capital stock
    ($ .01 par value 75,000,000 authorized)....   $      22,122
  Additional paid-in capital...................      22,044,707
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)............................             249
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions..................          (4,417)
  Net unrealized appreciation (depreciation)
    on:
    Investment securities......................       2,544,828
                                               -----------------
  Net assets applicable to outstanding
    shares of capital..........................   $  24,607,489
                                               ===================
  Shares outstanding at December 31, 1995......       2,212,175
                                               ===================
  Net asset value per share....................   $       11.12
                                               ===================

STATEMENT OF OPERATIONS

                                                  YEAR ENDED
INVESTMENT INCOME:                             DECEMBER 31, 1995
  Interest....................................    $   118,159
  Dividends (net of foreign tax of $ 3,957)...        842,556
                                               -----------------
        Total investment income...............        960,715
                                               -----------------
EXPENSES:
  Investment advisory fees....................        128,859
  Printing and shareholder reports............          8,135
  Custodian fees..............................         34,769
  Legal fees..................................            384
  Auditing and accounting fees................          6,944
  Directors fees..............................            411
  Other fees..................................          7,164
                                               -----------------
        Total expenses........................        186,666
  Less:
    Advisory fee waiver and expense
      reimbursement...........................         14,417
    Fees paid indirectly......................            437
                                               -----------------
  Net expenses................................        171,812
                                               -----------------
  Net investment income (loss)................        788,903
                                               -----------------
  Net realized gain (loss) on:
      Investment securities...................        275,952
      Foreign currency transactions...........          6,300
                                               -----------------
        Total net realized gain (loss)........        282,252
                                               -----------------
  Change in unrealized appreciation
    (depreciation) on:
      Investment securities...................      2,876,027
      Foreign currency transactions...........             27
                                               -----------------
        Total change in unrealized
          appreciation (depreciation).........      2,876,054
                                               -----------------
      Net gain (loss) on investments..........      3,158,306
                                               -----------------
  Net increase (decrease) in net assets
    resulting from operations.................    $ 3,947,209
                                               ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
UTILITY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            YEAR ENDED            PERIOD ENDED
                                                                                        DECEMBER 31, 1995      DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss)........................................................     $    788,903           $    238,336
  Net realized gain (loss) on investments and foreign currency transactions...........          282,252                (95,580)
  Change in unrealized appreciation (depreciation) on investments and translation of
    foreign currency transactions.....................................................        2,876,054               (331,226)
                                                                                        ------------------     ------------------
    Net increase (decrease) in net assets resulting from operations...................        3,947,209               (188,470)
                                                                                        ------------------     ------------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income...............................................................         (788,904)              (238,086)
  Net realized gains..................................................................         (191,089)                     0
                                                                                        ------------------     ------------------
    Total distributions...............................................................         (979,993)              (238,086)
                                                                                        ------------------     ------------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares...................................................       18,320,350             12,803,011
  Dividends and distributions reinvested..............................................          979,993                238,086
  Cost of shares repurchased..........................................................       (8,142,104)            (2,132,507)
                                                                                        ------------------     ------------------
    Increase (decrease) in net assets from capital shares transactions................       11,158,239             10,908,590
                                                                                        ------------------     ------------------
    Net increase (decrease) in net assets.............................................       14,125,455             10,482,034
NET ASSETS:
  Beginning of period.................................................................       10,482,034                      0
                                                                                        ------------------     ------------------
  End of period.......................................................................     $ 24,607,489           $ 10,482,034
                                                                                        ====================   ====================
    Undistributed net investment income...............................................     $        249           $        250
                                                                                        ====================   ====================
SHARE ACTIVITY:
  Shares outstanding - beginning of period............................................        1,127,702                      0
                                                                                        ------------------     ------------------
  Shares issued.......................................................................        1,789,282              1,324,342
  Shares issued - reinvestment of dividends and distributions.........................           91,339                 25,588
  Shares redeemed.....................................................................         (796,148)              (222,228)
                                                                                        ------------------     ------------------
  Increase (decrease) in shares outstanding...........................................        1,084,473              1,127,702
                                                                                        ------------------     ------------------
  Shares outstanding - end of period..................................................        2,212,175              1,127,702
                                                                                        ====================   ====================

*  The inception of this portfolio was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
UTILITY PORTFOLIO
--------------------------------------------------------------------------------




 [COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND, INC. UTILITY PORTFOLIO, THE DOW JONES UTILITIES AVERAGE INDEX AND THE STANDARD &
                      POOR'S INDEX OF 500 COMMON STOCKS]

                                   [GRAPH]
FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                                   DECEMBER 31
                                                              ---------------------
                                                                1995        1994+
                                                              --------     --------
Net asset value, beginning of period........................  $   9.30     $  10.00
  Income from operations:
    Net investment income (loss)............................       .46          .43
    Net realized and unrealized
      gain (loss) on investments............................      1.93         (.70)
                                                              --------     --------
      Total income (loss) from operations...................      2.39         (.27)
                                                              --------     --------
  Distributions:
    Dividends from net investment income....................      (.46)        (.43)
    Distributions from net realized gains
      on investments........................................      (.11)         .00
                                                              --------     --------
      Total distributions...................................      (.57)        (.43)
                                                              --------     --------
Net asset value, end of period..............................  $  11.12     $   9.30
                                                              =========    =========
Total return................................................     25.25%       (4.58)%
Ratios and supplemental data:
  Net assets at end of period
    (in thousands)..........................................  $ 24,607     $ 10,482
  Ratio of expenses to average net assets...................      1.00%        1.00%
  Ratio of net investment income (loss)
    to average net assets...................................      4.56%        5.36%
  Portfolio turnover rate...................................     78.34%       36.13%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 6.

+ The inception of this portfolio was March 1, 1994. The total return is not annualized.

   The notes to the financial statements are in integral part of this report. This material must be preceded or accompanied by the Fund's current prospectus.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
TACTICAL ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                      PRINCIPAL        MARKET
                                       AMOUNT          VALUE
                                     -----------    ------------
U.S. GOVERNMENT OBLIGATIONS (31.72%)
  U.S. Treasury Notes
    7.13%, due 10/15/98.............. $ 3,000,000   $  3,144,450
  U.S. Treasury Notes
    7.50%, due 11/15/01..............   2,000,000      2,204,240
  U.S. Treasury Notes
    6.25%, due 01/31/97..............   1,500,000      1,516,560
  U.S. Treasury Notes
    7.00%, due 04/15/99..............   2,000,000      2,101,700
  U.S. Treasury Notes
    7.50%, due 05/15/02..............   2,000,000      2,217,820
  U.S. Treasury Notes
    6.75%, due 05/31/97..............   2,000,000      2,041,040
  U.S. Treasury Notes
    5.50%, due 07/31/97..............   2,000,000      2,010,080
  U.S. Treasury Notes
    6.38%, due 08/15/02..............   2,000,000      2,099,080
  U.S. Treasury Notes
    6.25%, due 02/15/03..............   2,000,000      2,087,140
  U.S. Treasury Notes
    5.38%, due 05/31/98..............   2,000,000      2,006,380
  U.S. Treasury Notes
    6.50%, due 04/30/99..............   2,000,000      2,073,360
  U.S. Treasury Notes
    7.50%, due 10/31/99..............   2,000,000      2,146,940
  U.S. Treasury Notes
    7.38%, due 11/15/97..............   2,000,000      2,074,920
  U.S. Treasury Notes
    6.88%, due 03/31/00..............   3,000,000      3,170,670
  U.S. Treasury Notes
    7.25% due 11/15/96...............   2,000,000      2,033,360
  U.S. Treasury Notes
    6.25%, due 05/31/00..............   3,000,000      3,101,610
  U.S. Treasury Notes
    7.75% due 02/15/01...............   2,000,000      2,208,240
                                                    ------------
  Total U.S. Government Obligations
  (cost: $ 37,356,910)...............                 38,237,590
                                                    ------------
U.S. GOVERNMENT AGENCY (0.90%)
  Private Export Funding Corp.
    7.30%, due 01/31/02..............   1,000,000      1,080,000
                                                    ------------
  Total U.S. Government Agency
  (cost: $ 1,054,490)................                  1,080,000
                                                    ------------
MORTGAGE-BACKED SECURITIES (1.70%)
  Federal Home Loan Bank
    7.48%, due 06/28/01..............   1,000,000      1,033,140
  Federal Home Loan Mortgage
    Corporation
    6.57%, due 09/18/00..............   1,000,000      1,019,250
                                                    ------------
  Total Mortgage-Backed Securities
  (cost: $ 2,019,258)................                  2,052,390
                                                    ------------

                                      PRINCIPAL        MARKET
                                       AMOUNT          VALUE
                                     -----------    ------------
CORPORATE DEBT SECURITIES (12.12%)
    BANKING (0.96%)
  Mellon Financial
    9.25%, due 08/15/01.............. $ 1,000,000   $  1,158,750
    BEVERAGES (0.87%)
  PepsiCo, Inc.
    7.75%, due 10/01/98..............   1,000,000      1,050,000
    FINANCE (5.96%)
  American Express Company
    6.50%, due 08/01/00..............   1,000,000      1,026,250
  Federal Home Loan Bank
    6.19%, due 11/20/01..............   1,000,000      1,013,900
  Federal National Mortgage
    Association
    6.18%, due 07/22/98..............   1,000,000      1,003,020
  Federal National Mortgage
    Association
    6.81%, due 05/15/00..............   1,000,000      1,023,520
  Ford Motor Credit Company
    8.38%, due 01/15/00..............   1,000,000      1,083,750
  General Motors Acceptance
    Corporation
    6.63%, due 10/15/05..............   1,000,000      1,023,750
  Paine Webber Group
    6.25%, due 06/15/98..............   1,000,000      1,005,000
    MACHINERY (0.87%)
  Ingersoll-Rand Co.
    6.97%, due 08/11/04..............   1,000,000      1,053,750
    MANUFACTURING (0.85%)
  Masco Corporation
    6.63%, due 09/15/99..............   1,000,000      1,022,500
    RETAIL & DEPARTMENT STORES (0.86%)
  Wal-Mart Stores, Inc.
    6.75%, due 05/15/02..............   1,000,000      1,042,500
    TELECOMMUNICATIONS (1.75%)
  BellSouth Telecommunications
    7.00%, due 02/01/05..............   1,000,000      1,067,500
  MCI Communications Corporation
    7.13%, due 01/20/00..............   1,000,000      1,046,250
                                                    ------------
  Total Corporate Debt Securities
  (cost: $ 14,284,307)...............                 14,620,440
                                                    ------------

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
TACTICAL ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                     NUMBER OF        MARKET
                                      SHARES           VALUE
                                    -----------    -------------
CONVERTIBLE PREFERRED STOCKS (0.42%)
    TOBACCO PRODUCTS (0.42%)
  RJR Nabisco Holdings Corp. -
    Series C........................      80,000   $     510,000
                                                   -------------
  Total Convertible Preferred Stocks
  (cost: $ 493,563).................                     510,000
                                                   -------------
COMMON STOCKS (47.58%)
    APPAREL & TEXTILES (2.37%)
  Liz Claiborne, Inc. ..............      30,000         832,500
  Shaw Industries, Inc. ............      30,000         442,500
  VF Corporation....................      30,000       1,582,500
    AUTOMOTIVE (4.07%)
  Chrysler Corporation..............      37,000       2,048,875
  Ford Motor Company................      40,000       1,160,000
  PACCAR, Inc.......................      24,000       1,011,000
  TBC Corporation*..................      80,000         690,000
    BUILDING (1.28%)
  Fleetwood Enterprises, Inc. ......      60,000       1,545,000
    CHEMICALS (3.70%)
  Dow Chemical Company..............      20,000       1,407,500
  Eastman Chemical Company..........      30,000       1,878,750
  Praxair, Inc. ....................      35,000       1,176,875
    COMPUTER TECHNOLOGY (2.20%)
  EMC Corporation*..................      80,000       1,230,000
  Seagate Technology, Inc.*.........      30,000       1,425,000
    ELECTRONICS (2.23%)
  American Power Conversion
    Corporation*....................      50,000         475,000
  Intel Corporation.................      10,000         567,500
  Teleflex, Inc. ...................      40,000       1,640,000
    FINANCE (3.43%)
  Federal Home Loan Mortgage
    Corporation.....................      20,000       1,670,000
  Federal National Mortgage
    Association.....................      13,000       1,613,625
  Lehman Brothers Holdings, Inc. ...      40,000         850,000
    FOOD & FOOD SERVICE (1.65%)
  Darden Restaurants, Inc. .........      30,000         356,250
  Philip Morris Companies, Inc. ....      18,000       1,629,000
    FOREST PRODUCTS & PAPER (3.90%)
  International Paper Company.......      60,000       2,272,500
  Louisiana-Pacific Corporation.....     100,000       2,425,000
    FURNITURE (0.19%)
  O'Sullivan Industries
    Holdings, Inc.* ................      35,000         231,875

                                     NUMBER OF        MARKET
                                      SHARES           VALUE
                                    -----------    -------------
COMMON STOCKS (CONTINUED)
    INSURANCE (6.05%)
  AFLAC, Inc. ......................      41,000       1,778,375
  AMBAC, Inc. ......................      40,000       1,875,000
  Integon Corporation...............      21,000         433,125
  John Alden Financial
    Corporation.....................      75,000       1,565,625
  The PMI Group, Inc. ..............      36,000       1,629,000
    MACHINERY (0.32%)
  Lindsay Manufacturing Company* ...      10,000         385,000
    MEDICAL (3.75%)
  Humana, Inc.* ....................      80,000       2,190,000
  US Healthcare, Inc. ..............      50,000       2,325,000
    METALS (1.23%)
  Birmingham Steel Corporation......     100,000       1,487,500
    OIL & GAS (1.78%)
  Ashland, Inc. ....................      40,000       1,405,000
  Valero Energy Corporation.........      30,000         735,000
    RETAIL & DEPARTMENT STORES (4.26%)
  Fingerhut Companies, Inc. ........      40,000         555,000
  May Department Stores Company.....      40,000       1,690,000
  TJX Companies, Inc. ..............      80,000       1,510,000
  Toys "R" Us, Inc.* ...............      40,000         870,000
  Value City Department Stores*.....      75,000         506,250
    TELECOMMUNICATIONS (2.31%)
  Sprint Corporation................      30,000       1,196,250
  Telefonos de Mexico SA -
    Class L - ADR...................      50,000       1,593,750
    TOBACCO PRODUCTS (1.66%)
  UST, Inc. ........................      60,000       2,002,500
    TRANSPORTATION (0.72%)
  Arnold Industries, Inc. ..........      50,000         868,750
    UTILITIES (0.48%)
  Southwestern Energy Company.......      45,000         573,750
                                                   -------------
  Total Common Stocks
  (cost: $ 52,391,153)..............                  57,336,125
                                                   -------------

                                     PRINCIPAL        MARKET
                                      AMOUNT           VALUE
                                    -----------    -------------
COMMERCIAL PAPER (4.19%)
  Allomon Funding Corporation
    5.85%, due 01/04/96............. $ 1,000,000   $     999,188
  Anchor Funding Corporation
    6.10%, due 01/08/96.............     500,000         499,237
  Distribution Funding Corporation
    5.93%, due 01/02/96.............     800,000         799,605
  Dynamic Funding Corporation
    6.10%, due 01/02/96.............     250,000         249,873
  Enterprise Funding Corporation
    5.78%, due 01/11/96.............   1,000,000         998,073

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
TACTICAL ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995

                                     PRINCIPAL        MARKET
                                      AMOUNT           VALUE
                                    -----------    -------------
COMMERCIAL PAPER (CONTINUED)
  Fingerhut Companies, Inc.
    5.85%, due 01/02/96............. $   500,000   $     499,756
  Triple A One Funding Corporation
    5.85%, due 01/05/96.............   1,000,000         999,025
                                                   -------------
  Total Commercial Paper
  (cost: $ 5,044,757)...............                   5,044,757
                                                   -------------
SHORT-TERM OBLIGATION (0.60%)
  Prudential-Bache Securities**
    5.39% Repurchase Agreement
    dated 12/29/95 to be repurchased
    at 723,736
    on 01/02/96.....................     723,303         723,303
                                                   -------------
  Total Short-Term Obligation
  (cost: $ 723,303).................                     723,303
                                                   -------------
    Total Investment Securities
    (cost: $ 113,367,741)...........                $119,604,605
                                                   -------------
                                                   -------------
SUMMARY
  Investments at value..............      99.23%   $ 119,604,605
  Other Assets in
    Excess of Liabilities...........       0.77%         926,362
                                        -------    -------------
  Net Assets........................     100.00%   $ 120,530,967
                                        -------    -------------
                                        -------    -------------

NOTES TO SCHEDULE OF INVESTMENTS:
   * No income dividends were paid during the preceding twelve months.
  ** Collateralized by $ 3,406,565 of Federal National Mortgage Association
     9.00% due 09/01/22; market value and accrued interest aggregated $ 737,770 for this collateral at December 31, 1995.
ADR  American Depository Receipt

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
TACTICAL ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION
PERIOD ENDED DECEMBER 31, 1995

INVESTMENTS BY INDUSTRY
AT DECEMBER 31, 1995
Amount of investments in each category is indicated as a percentage of total Portfolio net assets

                                   [GRAPH]



U.S. Government Obligations                      31.72%
Corporate Debt Securities                        12.12%
Apparel & Textiles                                2.37%
Automotive                                        4.07%
Chemicals                                         3.70%
Computer Technology                               2.20%
Electronics                                       2.23%
Finance                                           3.43%
Forest Products & Paper                           3.90%
Insurance                                         6.05%
Medical                                           3.75%
Retail & Department Stores                        4.26%
Telecommunications                                2.31%
Commercial Paper                                  4.19%
Other                                            13.70%



The investment objective of the Tactical Asset Allocation Portfolio is preservation of capital and competitive investment returns. Its strategy seeks to enhance value during strong market periods and to preserve capital during weak or volatile market periods.

The U.S. stock market was strong during 1995 with the Standard & Poor's Index of 500 Common Stocks providing a 37.58% total return. Fixed-income markets also showed strong performance during this period as the Lehman Brothers Government/Corporate Intermediate Bond Index gained 15.3% on a total return basis. For the year ended December 31, 1995, the Tactical Asset Allocation Portfolio provided a total return of 20.09%. While on an absolute basis, these returns were satisfactory, our conservative posture during 1995 kept our allocation in stocks below 50%, thus hurting the Portfolio's performance relative to the S&P 500.

Stocks and bonds rose sharply in 1995 as corporate earnings exceeded most expectations and the Federal Reserve appeared to have achieved a "soft landing" in the economy. The improvement in the inflation outlook, mostly due to the slowdown in the economy, provided fuel for the sharp decline in interest rates. Robust flows into mutual funds and corporate share repurchase programs provided important support to stock prices.

Throughout the period we maintained a well-diversified portfolio of stocks that provided solid returns. Our value philosophy guides us toward stocks and industries that are currently out-of-favor and where expectations are very low. We have purchased stocks of companies with attractive valuations and strong balance sheets. At all times we seek to emphasize quality in our value stock selection process.

Our asset allocation discipline guides us to a relatively low equity exposure when risks appear high, and a relatively high equity exposure when risks appear low. Over a complete market cycle, we intend to have an average allocation to equities slightly greater than 60%. Our fixed-income strategy seeks to enhance income through purchases of U.S. Treasuries and corporate bonds, and mostly plays a defensive role.

As 1995 came to a close, we were maintaining our conservative outlook toward the U.S. stock market with about a 48% allocation in equities, 46% in U.S. Treasuries and corporate bonds, and 6% in cash investments. While our outlook on stocks is positive for the long-term, our forecasting models suggest a more difficult equity market environment in the short-to-intermediate term. With the Federal Reserve apparently on a path of easing monetary policy, monetary factors appear mixed to positive. At the same time, technical factors have been steadily deteriorating. Valuations in the market remain a concern, just as they have for much of 1995; dividend yield on the S&P 500 is the lowest in history, while price-to-book value is near record-high territory. Sentiment has also deteriorated with very high levels of initial and secondary stock offerings. In sum, while interest rate and monetary factors suggest the market is not necessarily overvalued, sentiment, technical, and valuation factors suggest that risks have developed to the point where, historically, stocks have entered a cyclical correction.

Our discipline is to maintain a fairly diversified portfolio of stocks with no large industry or individual stock bets, particularly when we view the risks in the stock market to be relatively high. Presently, our largest single equity position is about 2%, and the largest industry position is about 6%.

Over the last several years, the stock market has not experienced a broad-based decline, but has gone through rotational corrections, where entire industry groups have declined sharply within a generally upward trending stock market. This environment has provided excellent opportunities to selectively purchase quality companies at attractive prices. We think we are well-positioned to take advantage of this rotational behavior and plan to increase equity exposure when attractive investment opportunities are presented as the broader market enters a consolidation/correction phase.

                                                                           /s/ Arvind Sachdeva
                                                                           -------------------
             [DEAN INVESTMENT ASSOCIATES LOGO]                             Arvind Sachdeva
                                                                           Tactical Asset Allocation Portfolio Manager

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
TACTICAL ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:                                        DECEMBER 31, 1995
  Investments in securities, at market value
    (cost $ 107,599,681)......................  $   113,836,545
  Short-term securities, at amortized cost....        5,768,060
  Cash........................................                0
  Receivables:
    Fund shares sold..........................                0
    Securities sold...........................                0
    Interest..................................          858,334
    Dividends.................................          155,850
    Other.....................................                0
                                               -----------------
      Total assets............................      120,618,789
                                               -----------------
LIABILITIES:
  Fund shares purchased.......................                0
  Securities purchased........................                0
  Accounts payable and accrued liabilities:
    Custody fees..............................                0
    Investment advisory fees..................           74,616
    Dividends to shareholders.................                0
    Other fees................................           13,206
                                               -----------------
      Total liabilities.......................           87,822
                                               -----------------
        Total net assets......................  $   120,530,967
                                               ===================
NET ASSETS:
  Capital stock
    ($ .01 par value 75,000,000 authorized)...  $       104,880
  Additional paid-in capital..................      113,928,784
  Accumulated undistributed income:
    Accumulated undistributed net investment
      income (loss)...........................           10,439
    Accumulated undistributed net realized
      gain (loss) on:
      Investment transactions.................          250,000
  Net unrealized appreciation (depreciation)
    on:
    Investment securities.....................        6,236,864
                                               -----------------
  Net assets applicable to outstanding
    shares of capital.........................  $   120,530,967
                                               ===================
  Shares outstanding at December 31, 1995.....       10,487,976
                                               ===================
  Net asset value per share...................  $         11.49
                                               ===================

STATEMENT OF OPERATIONS

                                                PERIOD ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995*
  Interest..................................   $    1,888,887
  Dividends (Net of foreign tax of $ 19)....          674,868
                                             ------------------
        Total investment income.............        2,563,755
                                             ------------------
EXPENSES:
  Investment advisory fees..................          433,844
  Printing and shareholder reports..........            8,254
  Custodian fees............................           44,519
  Legal fees................................              367
  Auditing and accounting fees..............            6,500
  Directors fees............................              396
  Other fees................................           13,467
                                             ------------------
      Total expenses........................          507,347
  Less:
    Advisory fee waiver and expense
      reimbursement.........................                0
    Fees paid indirectly....................              286
                                             ------------------
        Net expenses........................          507,061
                                             ------------------
  Net investment income (loss)..............        2,056,694
                                             ------------------
  Net realized gain (loss) on:
      Investment securities.................        2,438,162
  Change in unrealized appreciation
    (depreciation) on:
      Investment securities.................        6,236,864
                                             ------------------
      Net gain (loss) on investments........        8,675,026
                                             ------------------
  Net increase (decrease) in net assets
    resulting from operations...............   $   10,731,720
                                             ====================

*  The inception of this portfolio was January 3, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
TACTICAL ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  PERIOD ENDED
                                                                                                               DECEMBER 31, 1995*
OPERATIONS:
  Net investment income (loss)...............................................................................    $    2,056,694
  Net realized gain (loss) on investments....................................................................         2,438,162
  Change in unrealized appreciation (depreciation) on investments............................................         6,236,864
                                                                                                               ------------------
    Net increase (decrease) in net assets resulting from operations..........................................        10,731,720
                                                                                                               ------------------
DISTRIBUTION TO SHAREHOLDERS:
  Net investment income......................................................................................        (2,046,255)
  Net realized gains.........................................................................................        (2,188,162)
                                                                                                               ------------------
    Total distributions......................................................................................        (4,234,417)
                                                                                                               ------------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares..........................................................................       125,126,149
  Dividends and distributions reinvested.....................................................................         4,234,417
  Cost of shares repurchased.................................................................................       (15,326,902)
                                                                                                               ------------------
    Increase (decrease) in net assets from capital shares transactions.......................................       114,033,664
                                                                                                               ------------------
    Net increase (decrease) in net assets....................................................................       120,530,967
NET ASSETS:
  Beginning of period........................................................................................                 0
                                                                                                               ------------------
  End of period..............................................................................................    $  120,530,967
                                                                                                               ====================
    Undistributed net investment income......................................................................    $       10,439
                                                                                                               ====================
SHARE ACTIVITY:
  Shares outstanding - beginning of period...................................................................                 0
                                                                                                               ------------------
  Shares issued..............................................................................................        11,463,783
  Shares issued - reinvestment of dividends and distributions................................................           370,908
  Shares redeemed............................................................................................        (1,346,715)
                                                                                                               ------------------
  Increase (decrease) in shares outstanding..................................................................        10,487,976
                                                                                                               ------------------
  Shares outstanding - end of period.........................................................................        10,487,976
                                                                                                               ====================

*  The inception of this portfolio was January 3, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
TACTICAL ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------



 [COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WRL SERIES FUND, INC. TACTICAL ASSET ALLOCATION PORTFOLIO, THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND
                                    INDEX]


                                   [GRAPH]

FINANCIAL HIGHLIGHTS*
FOR THE PERIOD ENDED

                                                     DECEMBER 31
                                                     -----------
                                                        1995+
                                                     -----------
Net asset value, beginning of period...............   $   10.00
  Income from operations:
    Net investment income (loss)...................         .41
    Net realized and unrealized
      gain (loss) on investments...................        1.93
                                                     -----------
      Total income (loss) from operations..........        2.34
                                                     -----------
  Distributions:
    Dividends from net investment income...........        (.41)
    Distributions from net realized gains
      on investments...............................        (.44)
                                                     -----------
      Total distributions..........................        (.85)
                                                     -----------
Net asset value, end of period.....................   $   11.49
                                                     =============
Total return.......................................       20.09%
Ratios and supplemental data:
  Net assets at end of period
   (in thousands)..................................   $ 120,531
  Ratio of expenses to average net assets..........         .93%
  Ratio of net investment income (loss)
    to average net assets..........................        3.76%
  Portfolio turnover rate..........................       38.68%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period. See Note 6.

+ The inception of this portfolio was January 3, 1995. The total return is not annualized.

   The notes to the financial statements are an integral part of this report. This material must be preceded or accompanied by the Fund's current prospectus.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1995

NOTE 1 - ORGANIZATION AND SUMMARY OF
           SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Fund, Inc. (the "Fund") is a diversified, open-end, investment management company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated on August 21, 1985 as a Maryland Corporation and commenced operations with three portfolios on October 2, 1986:
Money Market, Bond, and Growth (each with different investment objectives). From inception of the Fund until June 30, 1992, shares were sold exclusively to the WRL Series Life Account (the "Life Account") and the WRL Series Annuity Account (the "Annuity Account"), collectively called the Separate Accounts of Western Reserve Life Assurance Co. of Ohio ("WRL"), to fund benefits under variable universal life insurance policies and variable annuity contracts issued by WRL. Under an amendment dated September 19, 1994 to the Participation Agreement dated July 1, 1992, the Fund's Board of Directors authorized sales of its shares of all the Portfolios to the separate accounts of life insurers affiliated with WRL.

     Since our initial three portfolio offerings, additional portfolios have been added.

            PORTFOLIO                  INCEPTION
---------------------------------  -----------------
Short-to-Intermediate Government    December 3, 1992
Global                              December 3, 1992
Equity-Income                          March 1, 1993
Emerging Growth                        March 1, 1993
Aggressive Growth                      March 1, 1994
Balanced                               March 1, 1994
Utility                                March 1, 1994
Tactical Asset Allocation            January 3, 1995

     On January 3, 1995, WRL supplied seed capital in the amount of $500,000 for the Tactical Asset Allocation Portfolio. On April 20, 1995, WRL redeemed the seed capital in the Tactical Asset Allocation Portfolio for $524,042.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.  VALUATION OF INVESTMENTS

    The Board of Directors has determined that the most appropriate method for valuing the securities of the Money Market Portfolio is the amortized cost method. Under this method, the net asset value of Money Market Portfolio shares is expected to remain at a constant $1.00 per share.

    Securities held by the remaining portfolios are valued at market value, except for short-term debt securities. Short-term debt securities maturing in 60 days or less are valued on the amortized cost basis, which approximates market value. Stocks are valued at the latest sale price on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the latest bid price is used. Bonds are valued using prices quoted by a major dealer in bonds which offers a pricing service. Certain pricing methodologies, such as matrix pricing of bonds, may involve the use of estimates and actual sales prices may differ. Securities for which quotations may not be readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

    The value of foreign securities are translated into U.S. dollars using spot foreign exchange rates.

B.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

    Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in first-out basis for both tax and financial reporting purposes. Dividend income is recorded on the ex-dividend date, and interest income, including amortization of bond premium and accretion of discount, is accrued daily. Dividend income on foreign securities is recorded net of foreign tax withholdings.

    The accounting records of the Fund are maintained in U.S. dollars. For transactions denominated in a currency other than the U.S. dollar, purchases and sales of securities, income received, and expenses paid are translated into U.S. dollars at the foreign exchange spot rate on the date the transaction is recorded. Currency gain and loss is also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 1 (CONTINUED)
    The unrealized gain or loss on forward foreign currency contracts is due to the difference between the foreign exchange contract rate and the foreign exchange forward rate applicable to that contract at the end of the period. This gain or loss becomes realized when the contract is closed or settled.

    Futures contracts and options are valued based upon daily settlement prices with the fluctuations in value recorded as unrealized gains and losses. These gains and losses become realized when the position is closed. The risks associated with the use of options and futures contracts involve the possibilities of an illiquid market and an imperfect correlation between the value of the instrument and the underlying security.

C.  FEDERAL INCOME TAXES

    It is the Fund's policy to distribute substantially all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Pursuant to Code Section 4982(f), regulated investment companies serving as funding vehicles for life insurance company separate accounts are not subject to excise tax distribution requirements. Accordingly, no provision for Federal income taxes has been made.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

    Reclassifications between undistributed net investment income (UNII) and undistributed realized capital gains (URCG) were made to appropriately conform financial accounting and tax treatment of dividend distributions. Net investment income, net realized gains and net assets were not effected by this change. The Portfolios and the amounts of the reclassifications are as follows:

          PORTFOLIO            UNII          URCG
    ----------------------  -----------   -----------
    Global                  $(2,745,074)  $ 2,745,074
    Aggressive Growth           515,168      (515,168)
    Balanced                       (143)          143

    In addition, reclassifications were made in the Growth and Global Portfolios for $188,988 and $1,444,952, respectively, from undistributed realized gains and losses to additional paid-in capital.

D.  DIVIDENDS AND DISTRIBUTIONS

    Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are declared and reinvested semi-annually, while capital gain distributions are declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Separate Accounts on the next business day after declaration.

E.  ORGANIZATION COSTS

    All costs incurred in connection with the formation of the Fund and its portfolios were paid by WRL.

NOTE 2 - INVESTMENT ADVISORY AND
           TRANSACTIONS WITH AFFILIATES

A.  INVESTMENT ADVISORY

    The Fund has entered into annually renewable investment advisory agreements for each portfolio with WRL as investment adviser. The Fund pays to WRL, and charges to each respective portfolio, advisory fees each month at the following annual rate expressed as a percentage of the average daily net assets of the respective portfolio:

              PORTFOLIO            PERCENT OF ASSETS
    -----------------------------  -----------------
    Money Market                           .50%
    Bond                                   .50%
    Growth                                 .80%
    Short-to-Intermediate
      Government                           .60%
    Global                                 .80%
    Equity-Income                          .80%
    Emerging Growth                        .80%
    Aggressive Growth                      .80%
    Balanced                               .80%
    Utility                                .75%
    Tactical Asset Allocation              .80%

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 2 (CONTINUED)
    WRL currently voluntarily waives its advisory fees to the extent a portfolio's normal operating expenses exceeds the percentage of net assets of the portfolio as listed below:

              PORTFOLIO            PERCENT OF ASSETS
    -----------------------------  -----------------
    Money Market                           .70%
    Bond                                   .70%
    Growth                                1.00%
    Short-to-Intermediate
      Government                          1.00%
    Global                                1.00%
    Equity-Income                         1.00%
    Emerging Growth                       1.00%
    Aggressive Growth                     1.00%
    Balanced                              1.00%
    Utility                               1.00%
    Tactical Asset Allocation             1.00%

    WRL has entered into a sub-advisory agreement with various management companies. Pursuant to each agreement, fifty percent of the advisory fee paid to WRL is due the respective management company, for the following
    Portfolios:

          PORTFOLIO           INVESTMENT MANAGER
    -------------------------------------------------
    Money Market         Janus Capital Corporation
                           ("JCC")
    Bond                 JCC
    Growth               JCC
    Global               JCC
    Equity-Income        Luther King Capital
                           Management Corp.
    Aggressive Growth    Fred Alger Management, Inc.

    Pursuant to other agreements, fifty percent of the advisory fee paid to WRL less fifty percent of any expense reimbursement is due the respective management company:

           PORTFOLIO           INVESTMENT MANAGER
    ------------------------------------------------
    Short-to-Intermediate   AEGON USA Investment
      Government              Management, Inc.
                              ("AEGON Mgmt.")
    Balanced                AEGON Mgmt.
    Emerging Growth         Van Kampen American
                              Capital Asset
                              Management, Inc.
    Tactical Asset          Dean Investment
      Allocation              Associates

    Pursuant to the Utility Portfolio agreement, 0.50% of the first $30 million of average daily net assets, 0.35% of the next $20 million of average daily net assets and 0.25% of average daily net assets in excess of $50 million, is payable to Federated Investment Counseling.

    The Portfolios are charged for expenses that specifically relate to their individual operations. All other operating expenses of the Fund that are not attributable to a specific portfolio are allocated based upon the proportionate number of policy and contract owners of the underlying sub-accounts. WRL directly incurs and pays these operating expenses relating to the Fund, which subsequently reimburses WRL. All normal operating expenses that exceed the established expense limit set forth above will be borne by WRL.

B.  AFFILIATES

    WRL and AEGON Mgmt. are indirect wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

    During the year ended December 31, 1995, the Aggressive Growth Portfolio borrowed against a line of credit agreement with Bank Labouchere nv Amsterdam, an affiliate of AEGON nv, resulting in the payment of interest expense in the amount of $161,975 in the accompanying statement of operations.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3 - SECURITY TRANSACTIONS

     Securities transactions are summarized as follows:

                                                                                                 SHORT-TO-
                                                                                                INTERMEDIATE
                                                 MONEY MARKET       BOND           GROWTH        GOVERNMENT
                                                  PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                 ------------   ------------   --------------   ------------
For the year ended December 31, 1995:
  Purchases of securities:
     Long-term excluding U.S. Government.......  $         0    $ 75,683,716   $1,055,695,142   $  2,692,520
     U.S. Government securities................  549,916,827     164,384,279    1,694,937,824     30,390,892
  Proceeds from maturities and sales of
     securities:
     Long-term excluding U.S. Government.......            0      46,796,607    1,127,131,393        841,936
     U.S. Government securities................  590,589,720     162,292,701    1,686,795,548     29,843,931

                                                                  EQUITY-         EMERGING       AGGRESSIVE
                                                    GLOBAL         INCOME          GROWTH          GROWTH
                                                  PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                 ------------   ------------   --------------   ------------
For the year ended December 31, 1995:
  Purchases of securities:
     Long-term excluding U.S. Government.......  $367,269,819   $124,020,948   $  290,988,995   $205,223,005
     U.S. Government securities................  212,838,215      13,370,477    1,085,133,937              0
  Proceeds from maturities and sales of
     securities:
     Long-term excluding U.S. Government.......  298,077,220     104,149,062      268,170,818    114,163,880
     U.S. Government securities................  321,200,747       2,447,135    1,071,039,261              0

                                                                                   TACTICAL
                                                                                     ASSET
                                                       BALANCED       UTILITY     ALLOCATION
                                                      PORTFOLIO      PORTFOLIO    PORTFOLIO*
                                                     ------------   -----------   -----------
For the year ended December 31, 1995:
  Purchases of securities:
     Long-term excluding U.S. Government...........  $22,163,317    $23,505,083   $72,500,362
     U.S. Government securities....................    7,812,756              0    66,925,418
  Proceeds from maturities and sales of securities:
     Long-term excluding U.S. Government...........   19,236,337     12,844,412    14,052,023
     U.S. Government securities....................    2,931,139              0    19,474,955

* The inception of this portfolio was January 3, 1995.

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 4 - FEDERAL INCOME TAX MATTERS

     The income, expenses, gains and losses on securities transactions attributed to each Portfolio for accounting purposes, are also attributed to that Portfolio for Federal income tax purposes. Gains and losses on forward currency contracts are treated as ordinary income for Federal income tax purposes.

     Net capital gains noted below are the excess of the long-term capital gains over short-term capital losses. The net capital loss carryforwards are available to offset future capital gains through the periods listed below. The Fund will elect to treat the net capital losses incurred in the two month period ended December 31, 1995, (Post-October Losses Deferred) as having been incurred in the following fiscal year. The cost of investments for Federal income tax purposes and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes are as follows at December 31, 1995:

                                                       PRIOR YEAR NET
                                       POST-OCTOBER     CAPITAL LOSS                         NET CAPITAL LOSS
                        NET CAPITAL       LOSSES        CARRYFORWARD     NET CAPITAL LOSS      CARRYFORWARD
       PORTFOLIO           GAINS         DEFERRED         UTILIZED         CARRYFORWARD     AVAILABLE THROUGH:
----------------------- ------------   ------------   ----------------   ----------------   ------------------
Money Market........... $   n/a         $  n/a          $  n/a             $  n/a                  n/a
Bond...................            0             0         2,128,588         (7,509,065)    December 31, 2002
Growth.................  113,958,394       233,731        43,473,423                  0            n/a
Short-to-Intermediate                                                                       $171,939 through
  Government...........            0         9,904                 0           (419,679)    December 31, 2002
                                                                                            $247,740 through
                                                                                            December 31, 2003
Global.................   11,759,084         5,086                 0                  0            n/a
Equity-Income..........    7,252,507             0         2,641,691                  0            n/a
Emerging Growth........   12,672,178             0        22,781,487                  0            n/a
Aggressive Growth......    8,312,504     4,016,717           236,359                  0            n/a
Balanced...............            0       472,914           179,481           (241,575)    December 31, 2002
Utility................      199,418             0            75,763                  0            n/a
Tactical Asset
  Allocation...........    2,438,162             0                 0                  0            n/a

                                                                         NET UNREALIZED
                          FEDERAL TAX     UNREALIZED      UNREALIZED      APPRECIATION
        PORTFOLIO          COST BASIS    APPRECIATION    DEPRECIATION    (DEPRECIATION)
------------------------- ------------   -------------   ------------   -----------------
Money Market............. $ 80,487,232   $    n/a        $   n/a          $   n/a
Bond.....................   88,821,523       6,942,786             0          6,942,786
Growth...................  911,406,571     289,513,601     5,316,001        284,197,600
Short-to-Intermediate
  Government.............   22,641,994         677,321        17,955            659,366
Global...................  248,384,731      49,395,227     4,450,155         44,945,072
Equity-Income............  226,618,292      34,473,888     2,267,046         32,206,842
Emerging Growth..........  228,076,306      71,947,386     3,579,566         68,367,820
Aggressive Growth........  138,439,024      26,297,668     4,425,547         21,872,121
Balanced.................   27,763,353       3,210,247        68,852          3,141,395
Utility..................   22,154,048       2,678,751       153,028          2,525,723
Tactical Asset
  Allocation.............  113,367,741       7,252,401     1,015,537          6,236,864

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5 - COMMITMENTS

     The Fund is authorized to enter into foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment in securities denominated in foreign currencies. All foreign exchange contracts are marked-to-market daily at the applicable foreign exchange rates and the resulting unrealized gains or losses recorded in the Fund's financial statements. These gains and losses are realized when the contract is extinguished either by entering into a closing transaction or by delivery of the currency. The risks that may arise from these contracts are the potential inability of the counterparties to meet the terms of their contracts, and from unanticipated movements in the currency's value relative to the U.S. dollar.

     The Growth and Global Portfolios entered into forward foreign currency contracts, which obligate the Fund to deliver currencies at specified future dates. The open contracts at December 31, 1995 are as follows:

                                                                                 12/31/95       NET UNREALIZED
                                                                                 VALUE IN        APPRECIATION
               CURRENCY                 BOUGHT (SOLD)      SETTLEMENT DATE     U.S. DOLLARS     (DEPRECIATION)
--------------------------------------  --------------     ---------------     ------------     --------------
Growth Portfolio
  German Deutschemark.................     (19,713,000)        02/22/96        $ 13,814,167      $    284,674
  German Deutschemark.................     (22,000,000)        04/11/96          15,453,731            98,369
  German Deutschemark.................      (8,500,000)        04/25/96           5,974,938           172,233
                                                                               ------------     --------------
          Total Growth Portfolio......                                         $ 35,242,836      $    555,276
                                                                               =============    ==============
Global Portfolio
  British Pound.......................         (34,540)        01/02/96        $     53,622      $       (455)
  British Pound.......................        (413,196)        01/04/96             641,435             2,449
  British Pound.......................        (292,229)        01/05/96             453,638            (1,706)
  British Pound.......................         300,000         01/25/96             465,475            (6,605)
  British Pound.......................      (3,808,000)        01/25/96           5,908,428           114,686
  British Pound.......................         500,000         01/25/96             775,791             7,192
  British Pound.......................         608,000         01/25/96             943,362             7,042
  British Pound.......................         820,000         01/25/96           1,272,298           (23,712)
  British Pound.......................         (68,711)        01/08/96             106,626                 0
  Finnish Markka......................        (245,630)        01/03/96              56,633              (222)
  Finnish Markka......................        (272,068)        01/04/96              62,731              (563)
  Finnish Markka......................     (16,900,000)        01/25/96           3,900,633            29,599
  Finnish Markka......................     (12,264,000)        05/09/96           2,840,756            60,249
  Finnish Markka......................       3,000,000         05/09/96             694,901             3,362
  French Franc........................          73,163         01/31/96              14,982                90
  French Franc........................         184,805         01/31/96              37,844                78
  French Franc........................       4,000,000         03/14/96             819,599             5,930
  French Franc........................     (12,200,000)        03/14/96           2,499,778           (61,875)
  French Franc........................      (9,225,000)        03/14/96           1,890,201           (62,383)
  French Franc........................          73,163         01/31/96              14,941                 0
  German Deutschemark.................      (5,404,000)        01/25/96           3,781,872           106,457
  German Deutschemark.................       7,000,000         01/25/96           4,898,798          (122,362)
  German Deutschemark.................     (22,968,000)        01/25/96          16,073,657           473,894
  Hong Kong Dollar....................        (477,548)        01/02/96              61,761                 4
  Japanese Yen........................      17,319,134         01/04/96             168,104              (683)
  Japanese Yen........................       6,302,479         01/04/96              61,173              (248)
  Japanese Yen........................      13,630,128         01/04/96             132,297              (537)
  Japanese Yen........................      12,757,715         01/04/96             123,829              (503)
  Japanese Yen........................         905,382         01/04/96               8,788               (36)

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5 - COMMITMENTS (CONTINUED)

                                                                                 12/31/95       NET UNREALIZED
                                                                                 VALUE IN        APPRECIATION
               CURRENCY                 BOUGHT (SOLD)      SETTLEMENT DATE     U.S. DOLLARS     (DEPRECIATION)
--------------------------------------  --------------     ---------------     ------------     --------------
Global Portfolio (continued)
  Japanese Yen........................       4,817,474         01/04/96        $     46,760      $       (190)
  Japanese Yen........................       1,808,836         01/05/96              17,560               (65)
  Japanese Yen........................       6,313,667         01/05/96              61,291              (225)
  Japanese Yen........................      13,707,055         01/05/96             133,064              (489)
  Japanese Yen........................      25,576,558         01/05/96             248,290              (912)
  Japanese Yen........................    (171,003,000)        01/25/96           1,665,078            48,551
  Japanese Yen........................    (108,145,000)        01/25/96           1,053,022           239,342
  Japanese Yen........................     (99,037,000)        02/08/96             966,234           183,754
  Japanese Yen........................  (1,000,000,000)        02/08/96           9,756,297           716,003
  Japanese Yen........................    (185,963,000)        02/08/96           1,814,310           337,044
  Japanese Yen........................    (300,000,000)        02/08/96           2,926,890           333,449
  Japanese Yen........................    (445,000,000)        02/22/96           4,349,930            83,445
  Japanese Yen........................  (1,300,000,000)        03/14/96          12,745,348           255,172
  Japanese Yen........................    (350,000,000)        03/14/96           3,431,440           132,896
  Japanese Yen........................    (300,000,000)        03/14/96           2,941,234            60,567
  Japanese Yen........................       4,577,920         01/08/96              44,360                 0
  Japanese Yen........................       5,473,088         01/08/96              53,034                 0
  Japanese Yen........................       4,012,155         01/08/96              38,877                 0
  Swedish Krona.......................     (99,000,000)        01/25/96          14,909,078        (1,541,537)
  Swedish Krona.......................     (47,140,000)        02/08/96           7,092,092           (50,596)
  Swiss Franc.........................      (5,854,000)        05/09/96           5,160,012            96,813
                                                                               ------------     --------------
          Total Global Portfolio......                                         $118,218,154      $  1,422,164
                                                                               =============    ==============

--------------------------------------------------------------------------------

WRL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS

     The Financial Highlights for each Portfolio (except the Money Market Portfolio) contains a chart (the "comparison chart") setting forth Average Annual Total Return ("total return") and a comparison of the change in value of a $10,000 investment in that Portfolio to one or more broad based market indices. In the comparison chart and the total return set forth in "Financial Highlights", the total return and the change in value of the portfolio reflect the advisory fee and all other portfolio expenses and include reinvestment of dividends and capital gains; they do not reflect the charges against the corresponding sub-accounts or the charges and deductions under the applicable Policies or Annuity Contracts. Where a Portfolio's period from inception is less than one year, the total return shown is not annualized. The indices referred to in the comparison charts are unmanaged and are used as a general measure of market performance; with the exception of the Value Line (Arithmetic) Index, they assume reinvestment of dividends and capital gains and all indices do not include any management or investment expenses.

     The ratio of expenses to average net assets in the financial highlights is net of advisory fee waiver (see Note 2). Without the advisory fee waived by WRL the ratio for each period presented would be as follows:

                                                                           DECEMBER 31
                                           ----------------------------------------------------------------------------
                  PORTFOLIO                1995    1994    1993    1992    1991    1990    1989    1988    1987    1986
    -------------------------------------- ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
    Money Market..........................   *        *       *       *       *       *    0.84%   1.16%   1.63%   6.33%
    Bond..................................   *        *       *       *    0.82%      *    0.82%   1.07%   2.12%   6.37%
    Growth................................   *        *       *       *       *       *    1.13%   1.49%   1.90%   6.76%
    Short-to-Intermediate
      Government..........................   *        *    1.02%   1.41%     **      **      **      **      **      **
    Global................................   *        *       *       *      **      **      **      **      **      **
    Equity-Income.........................   *        *    1.12%     **      **      **      **      **      **      **
    Emerging Growth.......................   *        *    1.16%     **      **      **      **      **      **      **
    Aggressive Growth.....................   *     1.18%     **      **      **      **      **      **      **      **
    Balanced..............................   *     1.34%     **      **      **      **      **      **      **      **
    Utility............................... 1.08%   1.90%     **      **      **      **      **      **      **      **
    Tactical Asset Allocation.............   *       **      **      **      **      **      **      **      **      **

 *  No waiver - portfolio did not exceed expense limitations.
**  Portfolio not in existence during this period.

--------------------------------------------------------------------------------

                     This page is intentionally left blank.

--------------------------------------------------------------------------------
                   W R L   S E R I E S   F U N D ,  I N C .
--------------------------------------------------------------------------------

                         OFFICE OF THE WRL SERIES FUND
                              201 Highland Avenue
                                Largo, FL 34640
                                 1-800-851-9777
                                   Ext. 6538
                 ---------------------------------------------

                                  DISTRIBUTOR:
                             InterSecurities, Inc.
                              201 Highland Avenue
                                Largo, FL 34640
                 ---------------------------------------------

                                FUND CUSTODIAN:
                         Investors Bank & Trust Company
                                89 South Street
                                Boston, MA 02111
                 ---------------------------------------------

                              INVESTMENT ADVISER:
                   Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                                Largo, FL 34640
                 ---------------------------------------------

                                 SUB-ADVISERS:

   Janus Capital Corporation                  AEGON USA
           Suite 300                 Investment Management, Inc.
      100 Fillmore Street             4333 Edgewood Road, N.E.
        Denver, CO 80206               Cedar Rapids, IA 52449

      Luther King Capital            Van Kampen American Capital
     Management Corporation            Asset Management, Inc.
      301 Commerce Street                2800 Post Oak Blvd.
      Fort Worth, TX 76102                Houston, TX 77253

Federated Investment Counseling      Fred Alger Management, Inc.
   Federated Investors Tower               75 Maiden Lane
   Pittsburgh, PA 15222-3779             New York, NY 10038

                           Dean Investment Associates
                              2480 Kettering Tower
                             Dayton, OH 45423-2480
                 ---------------------------------------------

                            INDEPENDENT ACCOUNTANTS:
                              Price Waterhouse LLP
                                 1055 Broadway
                             Kansas City, MO 64105

THIS MATERIAL IS FOR CONTRACT HOLDER
REPORTING PURPOSES ONLY AND SHALL NOT
BE USED IN CONNECTION WITH A SOLICITATION,
OFFER OR ANY PROPOSED SALE OR PURCHASE
OF SECURITIES UNLESS PRECEDED OR
ACCOMPANIED BY A PROSPECTUS.


       February 1996
       ACC00001-A (2/96)

                 Appendix to Electronic Format                       Page 1 of 7
                 WRL Series Fund, Inc.


Page 1           (photo)          Shown is John R. Kenney, Chairman of the
                                  Board

Page 4           (photo)          Pie chart depicting industry investments as a
                                  percentage of total portfolio net assets.

                                                          Automotive                                         5.83%
                                                          Banking                                            4.33%
                                                          Beverages                                          9.90%
                                                          Computer Technology                                4.32%
                                                          Electronics                                        4.32%
                                                          Finance                                           30.91%
                                                          Household Products                                 4.30%
                                                          Insurance                                          8.66%
                                                          Machinery                                          4.95%
                                                          Oil & Gas                                          8.80%
                                                          Telecommunications                                13.61%
                                                          Other                                              0.07%

Page 9           (graph)          Pie chart depicting industry investments as a
                                  percentage of total portfolio net assets.

                                          U.S. Government Obligations                       42.80%
                                          Aerospace                                          3.25%
                                          Automotive                                         2.20%
                                          Banking                                           11.85%
                                          Beverages                                          2.62%
                                          Chemicals                                          3.45%
                                          Finance                                            6.64%
                                          Foods & Food Service                               3.25%
                                          Insurance                                          2.32%
                                          Pharmaceuticals                                    3.32%
                                          Short-Term U.S. Government Obligations             5.12%
                                          Commercial Paper                                   8.14%
                                          Other                                              5.04%

Page 12          (graph)          Mountain graph depicting the change in value
                                  of a $10,000 investment in the portfolio since inception versus the Lehman Brothers
                                  Government/Corporate Bond Index (LB) over the same time frame.

                                                                                     Portfolio         LB Index
                                                       Inception 10/2/86               $10,000          $10,000
                                                       Period Ended 12/31/86           $10,412          $10,310
                                                       FYE 12/31/87                     $9,823          $10,540
                                                       FYE 12/31/88                    $10,583          $11,340
                                                       FYE 12/31/89                    $12,133          $12,960
                                                       FYE 12/31/90                    $12,887          $14,030
                                                       FYE 12/31/91                    $15,317          $16,290
                                                       FYE 12/31/92                    $16,358          $17,530
                                                       FYE 12/31/93                    $18,547          $19,460
                                                       FYE 12/31/94                    $17,260          $18,780
                                                       FYE 12/31/95                    $21,228          $22,390


                 Appendix to Electronic Format (continued)           Page 2 of 7
                 WRL Series Fund, Inc.


Page 15          (graph)          Pie chart depicting industry investments as a
                                  percentage of total portfolio net assets.

                                          U.S. Government Obligations                        0.50%
                                          Corporate Debt Securities                          1.24%
                                          Preferred Stocks                                   4.06%
                                          Banking                                            5.95%
                                          Beverages                                          2.70%
                                          Computer Technology                               22.14%
                                          Electronics                                        4.37%
                                          Finance                                            5.50%
                                          Medical                                            5.94%
                                          Pharmaceuticals                                    8.20%
                                          Telecommunications                                12.46%
                                          Short-Term U.S. Government Obligations             5.85%
                                          Commercial Paper                                  15.65%
                                          Other                                              5.44%

Page 18          (graph)          Mountain graph depicting the change in value
                                  of a $10,000 investment in the portfolio since inception versus the Standard & Poor's
                                  Index of 500 Common Stocks (S&P) over the same time frame.

                                                                         Portfolio       S&P Index
                                          Inception 10/2/86                $10,000         $10,000
                                          Period Ended 12/31/86            $10,144         $10,560
                                          FYE 12/31/87                     $11,249         $11,110
                                          FYE 12/31/88                     $13,344         $12,940
                                          FYE 12/31/89                     $19,621         $17,040
                                          FYE 12/31/90                     $19,578         $16,511
                                          FYE 12/31/91                     $31,284         $21,542
                                          FYE 12/31/92                     $32,021         $23,183
                                          FYE 12/31/93                     $33,293         $25,519
                                          FYE 12/31/94                     $30,527         $25,856
                                          FYE 12/31/95                     $44,912         $35,481

Page 21          (graph)          Pie chart depicting industry investments as a
                                  percentage of total portfolio net assets.

                                                                    U.S. Government Obligations                       37.44%
                                                                    Mortgage-Backed Securities                        11.26%
                                                                    Asset-Backed Securities                            9.67%
                                                                    Supranational Agency Obligations                   8.07%
                                                                    Banking                                            4.24%
                                                                    Finance                                            3.04%
                                                                    Insurance                                          3.24%
                                                                    Real Estate                                        3.17%
                                                                    Short-Term U.S. Government Obligation             12.67%
                                                                    Short-Term Obligation                              3.76%
                                                                    Other                                              3.44%


                 Appendix to Electronic Format (continued)           Page 3 of 7
                 WRL Series Fund, Inc.


Page 24          (graph)          Mountain graph depicting the change in value
                                  of a $10,000 investment in the portfolio since inception versus the Merrill Lynch 1-10
                                  Year Government Bond Index (ML) over the same time frame.

                                                                         Portfolio        ML Index
                                          Inception 12/3/92                $10,000         $10,000
                                          Period Ended 12/31/92            $10,045         $10,132
                                          FYE 12/31/93                     $10,505         $10,960
                                          FYE 12/31/94                     $10,460         $10,772
                                          FYE 12/31/95                     $11,877         $12,341

Page 28          (graph)          Pie chart depicting industry investments as a
                                  percentage of total portfolio net assets.

                                          Preferred Stocks                                   4.94%
                                          Automotive                                         3.45%
                                          Banking                                            8.67%
                                          Chemicals                                          4.04%
                                          Commercial Services                                5.39%
                                          Computer Technology                                9.90%
                                          Consumer Goods                                     3.26%
                                          Electronics                                        3.27%
                                          Foods & Food Service                               3.15%
                                          Holding Companies                                  7.06%
                                          Hotel & Motel                                      2.26%
                                          Pharmaceuticals                                   12.30%
                                          Retail & Department Stores                         2.44%
                                          Telecommunications                                 6.04%
                                          Tobacco Products                                   2.38%
                                          Short-Term U.S. Government Obligations             3.43%
                                          Commercial Paper                                   3.76%
                                          Other                                             14.26%

Page 31          (graph)          Mountain graph depicting the change in value
                                  of a $10,000 investment in the portfolio since inception versus the Morgan Stanley
                                  Capital International World Index (MS) over the same time frame.

                                                                                             Portfolio        MS Index
                                                              Inception 12/3/92                $10,000         $10,000
                                                              Period Ended 12/31/92            $10,162         $10,008
                                                              FYE 12/31/93                     $13,724         $12,415
                                                              FYE 12/31/94                     $13,759         $13,110
                                                              FYE 12/31/95                     $16,932         $15,900


                 Appendix to Electronic Format (continued)           Page 4 of 7
                 WRL Series Fund, Inc.


Page 35          (graph)          Pie chart depicting industry investments as a
                                  percentage of total portfolio net assets.

                                          U.S. Government Obligations                        6.20%
                                          Corporate Debt Securities                         12.29%
                                          Convertible Bonds                                  2.11%
                                          Convertible Preferred Stock                        7.98%
                                          Chemicals                                          7.80%
                                          Electronics                                        6.72%
                                          Finance                                            2.25%
                                          Foods & Food Service                               5.07%
                                          Manufacturing                                      3.62%
                                          Medical                                            3.07%
                                          Oil & Gas                                          6.53%
                                          Pharmaceuticals                                    3.28%
                                          Telecommunications                                 2.51%
                                          Short-Term Obligation                              5.38%
                                          Other                                             25.19%

Page 38          (graph)          Mountain graph depicting the change in value
                                  of a $10,000 investment in the portfolio since inception versus the Standard & Poor's
                                  Index of 500 Common Stocks (S&P) and Lehman
                                  Brothers Government/Corporate Intermediate
                                  Bond Index (LB) over the same time frame.

                                                                    Portfolio        S&P Index        LB Index
                                          Inception 3/1/93            $10,000          $10,000         $10,000
                                          Period Ended 12/31/93       $11,349          $10,770         $10,490
                                          FYE 12/31/94                $11,288          $10,912         $10,300
                                          FYE 12/31/95                $14,072          $14,996         $11,879

Page 43          (graph)          Pie chart depicting industry investments as a
                                  percentage of total portfolio net assets.

                                                          Apparel & Textiles                                 2.33%
                                                          Banking                                            4.62%
                                                          Commercial Services                                3.72%
                                                          Computer Technology                               15.40%
                                                          Electronics                                        9.25%
                                                          Finance                                            4.40%
                                                          Insurance                                          3.64%
                                                          Medical                                           10.78%
                                                          Oil & Gas                                          4.81%
                                                          Retail & Department Stores                         6.59%
                                                          Telecommunications                                 7.84%
                                                          Transportation                                     2.47%
                                                          Short-Term U.S. Government Obligations             6.22%
                                                          Other                                             17.93%


                 Appendix to Electronic Format (continued)           Page 5 of 7
                 WRL Series Fund, Inc.


Page 46          (graph)          Mountain graph depicting the change in value
                                  of a $10,000 investment in the portfolio since inception versus the Standard & Poor's
                                  Index of 500 Common Stocks (S&P) over the same time frame.

                                                                         Portfolio       S&P Index
                                          Inception 3/1/93                 $10,000         $10,000
                                          Period Ended 12/31/93            $12,471         $10,770
                                          FYE 12/31/94                     $11,553         $10,912
                                          FYE 12/31/95                     $16,960         $14,996

Page 49          (graph)          Pie chart depicting industry investments as a
                                  percentage of total portfolio net assets.

                                          Commercial Services                                2.19%
                                          Computer Technology                               23.32%
                                          Electronics                                       12.38%
                                          Insurance                                          2.96%
                                          Manufacturing                                      2.04%
                                          Medical                                           14.06%
                                          Pharmaceuticals                                    8.66%
                                          Restaurants                                        4.81%
                                          Retail & Department Stores                         7.24%
                                          Telecommunications                                 8.15%
                                          Short-Term Obligation                              4.03%
                                          Other                                             10.16%

Page 52          (graph)          Mountain graph depicting the change in value
                                  of a $10,000 investment in the portfolio since inception versus the Value Line
                                  (Arithmetic) Index (VL) and the Standard &
                                  Poor's Index of 500 Common Stocks (S&P) over the same time frame.

                                                                    Portfolio         VL Index       S&P Index
                                          Inception                   $10,000          $10,000         $10,000
                                          Period Ended 12/31/94        $9,874           $9,685         $10,072
                                          FYE 12/31/95                $13,628          $12,197         $13,854

Page 55          (graph)          Pie chart depicting industry investments as a
                                  percentage of total portfolio net assets.

                                                        U.S. Government Obligations                       31.83%
                                                        Automotive                                         2.33%
                                                        Banking                                            9.04%
                                                        Building                                           2.42%
                                                        Computer Technology                                2.42%
                                                        Electronics                                        2.55%
                                                        Energy                                             2.45%
                                                        Finance                                            2.31%
                                                        Housing                                            2.58%
                                                        Insurance                                          7.61%
                                                        Medical                                            7.16%
                                                        Oil & Gas                                          5.25%
                                                        Publishing                                         2.50%
                                                        Real Estate                                       13.17%
                                                        Telecommunications                                 2.29%
                                                        Short-Term Obligations                             1.87%
                                                        Other                                              2.22%


                 Appendix to Electronic Format (continued)           Page 6 of 7
                 WRL Series Fund, Inc.


Page 58          (graph)          Mountain graph depicting the change in value
                                  of a $10,000 investment in the portfolio since inception versus the Standard & Poor's
                                  Index of 500 Common Stocks (S&P) and the
                                  Lehman Brothers Government/Corporate
                                  Intermediate Bond Index (LB) over the same time frame.

                                                                    Portfolio        S&P Index        LB Index
                                          Inception 3/1/94            $10,000          $10,000         $10,000
                                          Period Ended 12/31/94        $9,427          $10,072          $9,840
                                          FYE 12/31/95                $11,293          $13,854         $11,348

Page 61          (graph)          Pie chart depicting industry investments as a
                                  percentage of total portfolio net assets.

                                          Corporate Debt Securities                          0.81%
                                          Convertible Bonds                                  1.52%
                                          Convertible Preferred Stocks                      15.19%
                                          Electric Utilities                                38.52%
                                          Energy                                             2.55%
                                          Oil & Gas                                          5.01%
                                          Telecommunications                                20.21%
                                          Telephone Utilities                                4.37%
                                          Utilities                                          4.08%
                                          Short-Term Obligation                              4.86%
                                          Other                                              2.88%

Page 64          (graph)          Mountain graph depicting the change in value
                                  of a $10,000 investment in the portfolio since inception versus the Dow Jones
                                  Utilities Average Index (Dow Util) and the
                                  Standard & Poor's Index of 500 Common Stocks
                                  (S&P) over the same time frame.

                                                                                      Dow Util
                                                                    Portfolio           Index        S&P Index
                                          Inception 3/1/94            $10,000          $10,000         $10,000
                                          Period Ended 12/31/94        $9,542           $8,625         $10,072
                                          FYE 12/31/95                $11,952          $12,063         $13,854

Page 68          (graph)          Pie chart depicting industry investments as a
                                  percentage of total portfolio net assets.

                                                          U.S. Government Obligations                      31.72%
                                                          Corporate Debt Securities                        12.12%
                                                          Apparel & Textiles                                2.37%
                                                          Automotive                                        4.07%
                                                          Chemicals                                         3.70%
                                                          Computer Technology                               2.20%
                                                          Electronics                                       2.23%
                                                          Finance                                           3.43%
                                                          Forest Products & Paper                           3.90%
                                                          Insurance                                         6.05%
                                                          Medical                                           3.75%
                                                          Retail & Department Stores                        4.26%
                                                          Telecommunications                                2.31%
                                                          Commercial Paper                                  4.19%
                                                          Other                                            13.70%


                 Appendix to Electronic Format (continued)           Page 7 of 7
                 WRL Series Fund, Inc.


Page 71          (graph)          Mountain graph depicting the change in value
                                  of a $10,000 investment in the portfolio since inception versus the Standard & Poor's
                                  Index of 500 Common Stocks (S&P) and the
                                  Lehman Brothers Government/Corporate
                                  Intermediate Bond Index (LB) over the same time frame.

                                                                    Portfolio        S&P Index        LB Index
                                          Inception 1/3/95            $10,000          $10,000         $10,000
                                          Period Ended 12/31/95       $12,009          $13,758         $11,533
